SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         Post-Effective Amendment No. 21
                                    FORM S-6

                                File No. 33-15290

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                               N-8B-2 (811-05213)

A. Exact name of trust:             IDS Life of New York Account 8

B. Name of depositor:               IDS LIFE INSURANCE COMPANY OF NEW YORK

C. Complete address of depositor's principal executive offices:

         20 Madison Avenue Ext. Albany, NY 12203

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company of New York
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

     It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately  upon filing pursuant to paragraph (b)
     [X] on May 1, 2002  pursuant  to  paragraph  (b)
     [ ] 60 days  after filing  pursuant  to  paragraph  (a)(1)
     [ ] on  (date)  pursuant  to paragraph (a)(1) of rule (485)
     [ ] this post-effective amendment designates a new effective date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Variable Life Insurance Policy

F. Approximate date of proposed public offering: not applicable.

IDS LIFE OF NEW YORK
VARIABLE UNIVERSAL
LIFE INSURANCE

ISSUED BY:
IDS LIFE INSURANCE COMPANY OF NEW YORK

PROSPECTUS

MAY 1, 2002

A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

IDS LIFE OF NEW YORK ACCOUNT 8

ISSUED AND SOLD BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE
                    OF NEW YORK)
                    20 Madison Avenue Extension
                    Albany, NY 12203
                    Telephone: (800) 541-2251

This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable universal life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable universal life insurance policy's features, benefits, risks and fees, and whether variable universal life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.


      IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE-- PROSPECTUS

TABLE OF CONTENTS

THE POLICY IN BRIEF                                                     3
KEY TERMS                                                               4
THE VARIABLE ACCOUNT                                                    5
THE FUNDS                                                               6
    Fund Objectives                                                    12
    Relationship Between Funds and Subaccounts                         13
RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS                           13
THE TRUST                                                              22
    Trust Maturity                                                     22
    Roles of Salomon Smith Barney Inc. and IDS Life of New York        22
THE FIXED ACCOUNT                                                      22
PURCHASING YOUR POLICY                                                 23
    Application                                                        23
    Right to Examine Policy                                            23
    Premiums                                                           23
KEEPING THE POLICY IN FORCE                                            24
    Death Benefit Guarantee                                            24
    Grace Period                                                       24
    Reinstatement                                                      25
LOADS, FEES AND CHARGES                                                25
    Premium Expense Charge                                             25
    Monthly Deduction                                                  25
    Surrender Charge                                                   26
    Partial Surrender Fee                                              30
    Mortality and Expense Risk Charge                                  30
    Transaction Charge                                                 30
    Other Information on Charges                                       30
    Fund Expenses                                                      31
POLICY VALUE                                                           34
    Fixed Account Value                                                34
    Subaccount Values                                                  34
DEATH BENEFITS                                                         36
    Change in Death Benefit Option                                     37
    Changes in Specified Amount                                        37
    Misstatement of Age or Sex                                         38
    Suicide                                                            38
    Beneficiary                                                        39
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS                    39
    Fixed Account Transfer Policies                                    39
    Minimum Transfer Amounts                                           39
    Maximum Transfer Amounts                                           40
    Maximum Number of Transfers per Year                               40
    Two Ways to Request a Transfer, Loan or Surrender                  40
    Automated Transfers                                                40
    Automated Dollar-Cost Averaging                                    41
    Asset Rebalancing                                                  41
POLICY LOANS                                                           42
POLICY SURRENDERS                                                      42
    Total Surrenders                                                   42
    Partial Surrenders                                                 42
    Allocation of Partial Surrenders                                   42
    Effects of Partial Surrenders                                      43
    Taxes                                                              43
    Exchange Right                                                     43
    Paid-up Insurance Option                                           43
OPTIONAL INSURANCE BENEFITS                                            43
    Accidental Death Benefit                                           43
    Children's Insurance Rider                                         43
    Other Insured Rider                                                43
    Waiver of Monthly Deduction                                        43
PAYMENT OF POLICY PROCEEDS                                             44
FEDERAL TAXES                                                          46
    IDS Life of New York's Tax Status                                  46
    Taxation of Policy Proceeds                                        46
    Modified Endowment Contracts                                       47
    Other Tax Considerations                                           47
IDS LIFE OF NEW YORK                                                   48
    Ownership                                                          48
    State Regulation                                                   48
    Distribution of the Policy                                         48
    Legal Proceedings                                                  48
    Experts                                                            49
MANAGEMENT OF IDS LIFE OF NEW YORK                                     49
    Directors                                                          49
    Officers Other than Directors                                      50
OTHER INFORMATION                                                      50
    Voting Rights                                                      50
    Reports                                                            51
    Rating Agencies                                                    51
POLICY ILLUSTRATIONS                                                   52
    Understanding the Illustrations                                    52
ANNUAL FINANCIAL INFORMATION                                           55
NOTES TO FINANCIAL STATEMENTS                                          81
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                            89

THE POLICY IN BRIEF

PURPOSE: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:


     THE VARIABLE ACCOUNT: consisting of subaccounts, each of which invests in a fund or unit investment trust with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 5)

     THE FIXED ACCOUNT: which earns interest at rates that are adjusted periodically by IDS Life of New York. This rate will never be lower than 4.5%. (p. 22)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life of New York's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 23)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 23)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. We may refuse premiums in order to comply with the Code. (p. 23)

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing the policy will remain in force until the insured's attained insurance age 65 (or five policy years, if later). The feature is in effect if you meet certain premium requirements. (p. 24)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and the DBG is not in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. 24)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life of New York and the payment of a sufficient premium. The DBG cannot be reinstated. (p. 25)

LOADS, FEES AND CHARGES: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life of New York for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- PREMIUM EXPENSE CHARGE -- 2.5% sales charge and 1% premium tax charge for a total of 3.5% of each premium payment. This charge pays some distribution expenses and state and local premium taxes. (p. 25)

- MONTHLY DEDUCTION -- charged against the value of your policy each month, covering the cost of insurance, cost of issuing the policy, certain administrative expenses, a death benefit guarantee charge and optional insurance benefits. (p. 25)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. 26)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
     (p. 30)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts. (p. 30)

- TRANSACTION CHARGE -- applies only to subaccounts that invest in the unit investment trust which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A ("trust"); equals, on an annual basis, 0.25% of their average daily net asset value. (p. 30)

- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 31)

DEATH BENEFITS: Your policy's death benefit can never be less than the specified amount in your policy application, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.

- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p. 36)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 39)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan also may have tax consequences if your policy lapses or you surrender it. (p. 42)

POLICY SURRENDERS: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 42)

OPTIONAL INSURANCE BENEFITS -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with the investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 43)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. (p. 43)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 44)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 46)


KEY TERMS
THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full or the policy matures. The cash surrender value equals the policy value minus any indebtedness and any applicable surrender charges.

CODE: The Internal Revenue Code of 1986, as amended.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 4 p.m. Eastern time.

DEATH BENEFIT GUARANTEE (DBG): A feature of the policy guaranteeing that the policy will not lapse before the insured's attained insurance age 65 (or five policy years, if later). The guarantee is in effect if you meet certain premium payment requirements.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The age of the insured, based upon his or her nearest birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

MATURITY DATE: The insured's attained insurance age 100, if living.

MINIMUM MONTHLY PREMIUM: We show the premium required to keep the DBG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entity to which, or individual(s) to whom we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

-    On the maturity date, proceeds will be the cash surrender value.

- On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

RATE CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund or trust.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses during the first ten years of the policy and for ten years after an increase in coverage.

TRUST: A unit investment trust, which is part of The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A. One subaccount of the variable account invests in the trust, which contains certain debt obligations of the United States.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life of New York Account 8 is a separate account of IDS Life of New York. Each subaccount invests in a particular fund or unit investment trust. The policy value in each subaccount depends on the performance of the particular fund or trust.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

THE VARIABLE ACCOUNT

The variable account was established as a separate account of IDS Life of New York pursuant to resolution of the board of directors of IDS Life of New York adopted on September 12, 1985. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund and the trust. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life of New York. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life of New York will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS

You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
Equity          IDS Life Series Fund   Objective: capital appreciation. Invests   IDS Life Insurance Company (IDS
                - Equity Portfolio     primarily in common stocks and other       Life), investment manager; American
                                       securities convertible into common stock.  Express Financial Corporation (AEFC), investment adviser.

Equity Income   IDS Life Series Fund   Objective: to provide a high level of      IDS Life, investment manager; AEFC,
                - Equity Income        current income and, as a secondary goal,   investment adviser.
                Portfolio              steady growth of capital. Invests
                                       primarily in equity securities. Under
                                       normal market conditions, the Fund will
                                       invest at least 80% of its net assets in
                                       equity securities.

Government      IDS Life Series Fund   Objective: to provide a high current       IDS Life, investment manager; AEFC,
Securities      - Government           return and safety of principal. Under      investment adviser.
                Securities Portfolio   normal market conditions, at least
                                       80% of the Fund's net assets are
                                       invested in securities issued or
                                       guaranteed as to principal and interest
                                       by the U.S. government and its agencies.

Income          IDS Life Series Fund   Objective: to maximize current income      IDS Life, investment manager; AEFC,
                - Income Portfolio     while attempting to conserve the value     investment adviser.
                                       of the investment and to continue the
                                       high level of income for the longest
                                       period of time. Under normal market
                                       conditions, the Fund primarily will
                                       invest in debt securities. At least 50%
                                       of net assets are invested in investment
                                       grade corporate bonds, certain unrated
                                       debt obligations that are believed to be
                                       of the same investment quality and
                                       government securities.

International   IDS Life Series Fund   Objective: capital appreciation. Under     IDS Life, investment manager; AEFC,
Equity          - International        normal market conditions, at least 80%     investment adviser.
                Equity Portfolio       of the Fund's net assets will be
                                       invested in equity securities. Invests
                                       primarily in securities of companies
                                       located outside the U.S.

Managed         IDS Life Series Fund   Objective: to maximize total investment    IDS Life, investment manager; AEFC,
                - Managed Portfolio    return through a combination of capital    investment adviser.
                                       appreciation and current income. Invests
                                       primarily in a combination of equity and
                                       debt securities. The Fund will invest in
                                       a combination of common and preferred
                                       stocks, convertible securities, debt
                                       securities, and money market instruments.
                                       Investments will be continuously adjusted
                                       subject to the following three net asset
                                       limits: (1) up to 75% in equity
                                       securities, (2) up to 75% in bonds or
                                       other debt securities, and (3) up to 100%
                                       in money market instruments, of the
                                       assets invested in bonds, at least 50%
                                       will be investment grade corporate bonds
                                       (or in other bonds that the investment
                                       manager believes have the same investment
                                       qualities) and in government bonds.

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
Money Market    IDS Life Series Fund   Objective: to provide maximum current      IDS Life, investment manager; AEFC,
                - Money Market         income consistent with liquidity and       investment adviser.
                Portfolio              conservation of capital. Invests
                                       primarily in money market investments,
                                       such as marketable debt obligations
                                       issued by the U.S. government or its
                                       agencies, bank certificates of deposit,
                                       bankers' acceptances, letters of credit
                                       and high-grade commercial paper.

YBC             AXP(R) Variable        Objective: long-term total return          IDS Life, investment manager; AEFC,
                Portfolio - Blue       exceeding that of the U.S. stock market.   investment adviser.
                Chip Advantage Fund    Invests primarily in blue chip stocks.
                                       Blue chip stocks are issued by companies
                                       with a market capitalization of at least
                                       $1 billion, an established management, a
                                       history of consistent earnings and a
                                       leading position within their respective
                                       industries.

YBD             AXP(R) Variable        Objective: high level of current income    IDS Life, investment manager; AEFC,
                Portfolio - Bond Fund  while conserving the value of the          investment adviser.
                                       investment and continuing a high level of
                                       income for the longest time period.
                                       Invests primarily in bonds and other debt
                                       obligations.

YCR             AXP(R) Variable        Objective: capital appreciation. Invests   IDS Life, investment manager; AEFC,
                Portfolio - Capital    primarily in U.S. common stocks and        investment adviser.
                Resource Fund          other securities convertible into common
                                       stocks.

YCM             AXP(R) Variable        Objective: maximum current income          IDS Life, investment manager; AEFC,
                Portfolio - Cash       consistent with liquidity and stability    investment adviser.
                Management Fund        of principal. Invests primarily in money
                                       market securities.

YDE             AXP(R) Variable        Objective: high level of current income    IDS Life, investment manager; AEFC,
                Portfolio -            and, as a secondary goal, steady growth    investment adviser.
                Diversified Equity     of capital. Invests primarily in
                Income Fund            dividend-paying common and preferred
                                       stocks.

YEM             AXP(R) Variable        Objective: long-term capital growth.       IDS Life, investment manager; AEFC,
                Portfolio - Emerging   Invests primarily in equity securities     investment adviser; American Express Asset
                Markets Fund           of companies in emerging market            Management International, Inc., a
                                       countries.                                 wholly-owned subsidiary of AEFC, is the
                                                                                  sub-adviser.

YEX             AXP(R) Variable        Objective: high current income, with       IDS Life, investment manager; AEFC,
                Portfolio - Extra      capital growth as a secondary objective.   investment adviser.
                Income Fund            Invests primarily in long-term,
                                       high-yielding, high-yielding risk
                                       corporate bonds (junk bonds) issued by
                                       U.S. and foreign companies and
                                       governments.

YFI             AXP(R) Variable        Objective: high level of current income    IDS Life, investment manager; AEFC,
                Portfolio - Federal    and safety of principal consistent with    investment adviser.
                Income Fund            an investment in U.S. government and
                                       government agency securities. Invests
                                       primarily in debt obligations issued or
                                       guaranteed as to principal and interest
                                       by the U.S. government, its agencies or
                                       instrumentalities.

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
YGB             AXP(R) Variable        Objective: high total return through       IDS Life, investment manager; AEFC,
                Portfolio - Global     income and growth of capital.              investment adviser.
                Bond Fund              Non-diversified mutual fund that invests
                                       primarily in debt obligations of U.S.
                                       and foreign issuers.

YGR             AXP(R) Variable        Objective: long-term capital growth.       IDS Life, investment manager; AEFC,
                Portfolio - Growth     Invests primarily in common stocks and     investment adviser.
                Fund                   securities convertible into common
                                       stocks that appear to offer growth
                                       opportunities.

YIE             AXP(R) Variable        Objective: capital appreciation. Invests   IDS Life, investment manager; AEFC,
                Portfolio -            primarily in stocks or convertible         investment adviser.  American Express Asset
                International Fund     securities of foreign issuers that offer   Management International, Inc., a
                                       strong growth potential.                   wholly-owned subsidiary of AEFC,  is the
                                                                                  sub-adviser.

YMF             AXP(R) Variable        Objective: maximum total investment        IDS Life, investment manager; AEFC,
                Portfolio - Managed    return through a combination of capital    investment adviser.
                Fund                   growth and current income. Invests
                                       primarily in a combination of common and
                                       preferred stocks, convertible securities,
                                       bonds and other debt securities.

YND             AXP(R) Variable        Objective: long-term growth of capital.    IDS Life, investment manager; AEFC,
                Portfolio - NEW        Invests primarily in common stocks         investment adviser.
                DIMENSIONS FUND(R)     showing potential for significant growth.

YIV             AXP(R) Variable        Objective: long-term capital               IDS Life, investment manager; AEFC,
                Portfolio - S&P 500    appreciation.  Non-diversified fund that   investment adviser.
                Index Fund             invests primarily in securities that are
                                       expected to provide investment results
                                       that correspond to the performance of
                                       the S&P 500 Index.

YSM             AXP(R) Variable        Objective: long-term capital growth.       IDS Life, investment manager; AEFC,
                Portfolio - Small      Invests primarily in equity stocks of      investment adviser;  Kenwood Capital
                Cap Advantage Fund     small companies that are often included    Management LLC, sub-adviser.
                                       in the Russell 2000 Index and/or have
                                       market capitalization under $2 billion.

YSA             AXP(R) Variable        Objective: capital appreciation. Invests   IDS Life, investment manager; AEFC,
                Portfolio - Strategy   primarily in equity securities of growth   investment adviser.
                Aggressive Fund        companies.

YCA             AIM V.I. Capital       Objective: growth of capital. Invests      A I M Advisors, Inc.
                Appreciation Fund,     principally in common stocks of
                Series I               companies likely to benefit from new or
                                       innovative products, services or
                                       processes as well as those with
                                       above-average growth and excellent
                                       prospects for future growth.

YCD             AIM V.I. Capital       Objective: long term growth of capital.    A I M Advisors, Inc.
                Development Fund,      Invests primarily in securities
                Series I               (including common stocks, convertible
                                       securities and bonds) of small- and
                                       medium-sized companies.

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
YGI             AIM V.I. Core Equity   Objective: growth of capital, with         A I M Advisors Inc.
                Fund (previously AIM   current income as a secondary objective.
                V.I. Growth and        Invests at least 65% of its net assets,
                Income Fund, Series    plus the amount of any borrowings for
                I)                     investment purposes, in securities of
                                       established companies that have long-term
                                       above-average growth in earnings and
                                       dividends and growth companies that are
                                       believed to have the potential for
                                       above-average growth in earnings and
                                       dividends.

YIR             American Century(R)    Objective: long-term capital growth.       American Century Investment Management, Inc.
                VP International       Invests primarily in stocks of growing
                                       foreign companies in developed countries.

YVL             American Century(R)    Objective: long-term capital growth,       American Century Investment Management, Inc.
                VP Value               with income as a secondary objective.
                                       Invests primarily in stocks of companies
                                       that management believes to be
                                       undervalued at the time of purchase.

YSB             Calvert Variable       Objective: income and capital growth.      Calvert Asset Management Company, Inc.
                Series, Inc. Social    Invests primarily in stocks, bonds and     (CAMCO), investment adviser. NCM Capital
                Balanced Portfolio     money market instruments which offer       SSgA Funds Management, Inc. and Brown
                                       income and capital growth opportunity      Capital Management are the sub-investment
                                       and which satisfy the investment and       advisers.
                                       social criteria.

YEG             Credit Suisse Trust    Objective: maximum capital appreciation.   Credit Suisse Asset  Management, LLC
                - Emerging Growth      Invests in U.S. equity securities of
                Portfolio              emerging-growth companies with growth
                                       characteristics such as positive
                                       earnings and potential for accelerated
                                       growth.

YSC             Credit Suisse Trust    Objective: capital growth. Invests in      Credit Suisse Asset  Management, LLC
                -  Small Cap Growth    equity securities of small U.S.
                Portfolio              companies which are either developing
                (previously Credit     companies or older companies in a growth
                Suisse Warburg         stage or are providing products or
                Pincus Trust - Small   services with a high unit volume growth
                Company Growth         rate.
                Portfolio)

YGC             Fidelity VIP Growth    Strategy: high total return through a      Fidelity Management & Research Company
                & Income Portfolio     combination of current income and          (FMR), investment manager; FMR U.K. and FMR
                (Service Class)        capital appreciation. Normally invests a   Far East, sub-investment advisers.
                                       majority of assets in common stocks with
                                       a focus on those that pay current
                                       dividends and show potential for capital
                                       appreciation.

YMP             Fidelity VIP Mid Cap   Strategy: long-term growth of capital.     FMR, investment manager;  FMR U.K. and FMR
                Portfolio (Service     Normally invests at least 80% of assets    Far East,  sub-investment advisers.
                Class)                 in securities of companies with medium
                                       market capitalization common stocks.

YOS             Fidelity VIP           Strategy: long-term growth of capital.     FMR, investment manager;  FMR U.K., FMR Far
                Overseas Portfolio     Invests primarily in common stocks of      East, Fidelity International Investment
                (Service Class)        foreign securities.                        Advisers (FIIA) and FIIA U.K.,
                                                                                  sub-investment advisers.

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
YRE             FTVIPT Franklin Real   Objective: capital appreciation with a     Franklin Advisers, Inc.
                Estate Fund - Class 2  secondary goal to earn current income.
                                       Invests at least 80% of its net assets
                                       in investments of companies operating
                                       in the real estate industry. The Fund
                                       invests primarily equity real estate
                                       investment trusts (REITs).

YSV             FTVIPT Franklin        Objective: long-term total return.         Franklin Advisory Services, LLC
                Small Cap Value        Invests at least 80% of its net assets
                Securities Fund -      in investments of small capitalization
                Class 2 (previously    companies. For this Fund,
                FTVIPT Franklin        small-capitalization companies that have
                Value Securities       a market cap not exceeding $2.5 billion,
                Fund - Class 2)        at the time of purchase. Invests
                                       primarly in equity securities of
                                       companies the manager believes are
                                       selling substantially below the
                                       underlying value of their assets or their
                                       private market value.

YIF             FTVIPT Templeton       Objective: long-term capital growth.       Templeton Investment Counsel, LLC
                Foreign Securities     Invests at least 80% of its net assets in
                Fund - Class 2         foreign securities including those in
                (previously FTVIPT     emerging markets.
                Templeton Inter-
                national Securities
                Fund - Class 2)
                FTVIPT Templeton
                International Companies
                Fund - Class 2 merged
                into this fund as of
                April 30, 2002.

YSE             Goldman Sachs VIT      Objective: seeks long-term growth of       Goldman Sachs Asset Management
                CORE(SM) Small Cap     capital. Invests, under normal
                Equity Fund            circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at the time of
                                       purchase) in a broadly diversified
                                       portfolio of equity investments of U.S.
                                       issuers which are included in the Russell
                                       2000 Index at the time of investment.

YUE             Goldman Sachs VIT      Objective: seeks long-term growth of       Goldman Sachs Asset Management
                CORE(SM) U.S. Equity   capital and dividend income. Invests,
                Fund                   under normal circumstances, at least 90%
                                       of its total assets (not including
                                       securities lending collateral and any
                                       investment of that collateral) measured
                                       at time of purchase in a broadly
                                       diversified portfolio of large-cap and
                                       blue chip equity investments representing
                                       all major sectors of the U.S. economy.

YMC             Goldman Sachs VIT      Objective: seeks long-term capital         Goldman Sachs Asset Management
                Mid Cap Value Fund     appreciation. Invests, under normal
                                       circumstances, at least 80% of its net
                                       assets plus any borrowing for investment
                                       purposes (measured at time of purchase)
                                       in a diversified portfolio of equity
                                       investments in mid-capitalization issuers
                                       within the range of the market
                                       capitalization of companies constituting
                                       the Russell Midcap Value Index at the
                                       time of investment.

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
YAG             Janus Aspen Series     Objective: long-term growth of capital.    Janus Capital
                Aggressive Growth      Non-diversified mutual fund that invests
                Portfolio: Service     primarily in common stocks selected for
                Shares                 their growth potential and normally
                                       invests at least 50% of its equity
                                       assets in medium-sized companies.

YGT             Janus Aspen Series     Objective: long-term growth of capital.    Janus Capital
                Global Technology      Non-diversified mutual fund that
                Portfolio:  Service    invests, under normal circumstances, at
                Shares                 least 80% of its net assets in
                                       securities of companies that the
                                       portfolio manager believes will benefit
                                       significantly from advances or
                                       improvements in technology. It implements
                                       this policy by investing primarily in
                                       equity securities of U.S. and foreign
                                       companies selected for their growth
                                       potential.

YIG             Janus Aspen Series     Objective: long-term growth of capital.    Janus Capital
                International Growth   Invests, under normal circumstances, at
                Portfolio: Service     least 80% of its net assets in
                Shares                 securities of issuers from at least five
                                       different countries, excluding the United
                                       States. Although the Portfolio intends to
                                       invest substantially all of its assets in
                                       issuers located outside the United
                                       States, it may at times invest in U.S.
                                       issuers and it may at times invest all of
                                       its assets in fewer than five countries
                                       or even a single country.

YIP             Lazard Retirement      Objective: long-term capital               Lazard Asset Management
                International Equity   appreciation.  Invests primarily in
                Portfolio              equity securities, principally common
                                       stocks of relatively large non-U.S.
                                       companies with market capitalizations in
                                       the range of the Morgan Stanley Capital
                                       International (MSCI) Europe, Australia
                                       and Far East (EAFE(R)) Index that the
                                       Investment Manager believes are
                                       undervalued based on their earnings, cash
                                       flow or asset values.

YGW             MFS(R) Investors       Objective: long-term growth of capital     MFS Investment Management(R)
                Growth Stock Series    and future income. Invests at least 80%
                - Service Class        of its total assets in common stocks and
                                       related securities of companies which MFS
                                       believes offer better than average
                                       prospects for long-term growth.

YDS             MFS(R) New Discovery   Objective: capital appreciation. Invests   MFS Investment Management(R)
                Series - Service       primarily in equity securities of
                Class                  emerging growth companies.

YPH             Putnam VT High Yield   Objective: high current income. Capital    Putnam Investment  Management, LLC
                 Fund - Class IB       growth is a secondary goal when
                Shares                 consistent with achieving high current
                                       income. The fund seeks its goal by
                                       investing at least 80% of the fund's net
                                       assets in U.S. corporate bonds rated
                                       below investment-grade (junk bonds) and
                                       that have intermediate to long-term
                                       maturities (three years or longer).

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES         INVESTMENT ADVISER OR MANAGER
----------      ------------           ----------------------------------         -----------------------------
YIO             Putnam VT              Objective: long-term capital               Putnam Investment  Management, LLC
                International  New     appreciation. The fund seeks its goal by
                Opportunities Fund -   investing mainly in common stock of
                Class IB Shares        companies outside of the United States
                                       with a focus on growth stocks.

YNO             Putnam VT New          Objective: long-term capital               Putnam Investment  Management, LLC
                Opportunities Fund -   appreciation. The fund seeks its goal by
                Class IA Shares        investing mainly in common stocks of
                                       U.S. companies with a focus on growth
                                       stocks in sectors that Putnam Management
                                       believes to have high growth potential.

YVS             Putnam VT Vista Fund   Objective: capital appreciation. The       Putnam Investment  Management, LLC
                - Class IB Shares      fund seeks its goal by investing mainly
                                       in common stocks of U.S. companies with
                                       a focus on growth stocks.

YMI             Royce Micro-Cap        Objective: long-term growth of capital.    Royce & Associates, LLC
                Portfolio              Invests primarily in a broadly
                                       diversified portfolio of equity
                                       securities issued by micro-cap companies
                                       (companies with stock market
                                       capitalizations below $400 million).

YVA             Third Avenue Value     Objective: long-term capital               EQSF Advisers, Inc.
                Portfolio              appreciation. Invests primarily in
                                       common stocks of well-financed, well
                                       managed companies at a substantial
                                       discount to what the Adviser believes is
                                       their true value.

YIC             Wanger International   Objective: long-term growth of capital.    Liberty Wanger Asset  Management, L.P.
                 Small Cap             Invests primarily in stocks of small-
                                       and medium-size non-U.S. companies with
                                       capitalizations of less than $2 billion.

YSP             Wanger U.S. Smaller    Objective: long-term growth of capital.    Liberty Wanger Asset  Management, L.P.
                Companies              Invests primarily in stocks of small-
                (previously Wanger     and medium-size U.S. companies with
                U.S. Small Cap)        capitalizations of less than $2 billion.


FUND OBJECTIVES

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."

RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2001

                                                                                                                10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS        5 YEARS    COMMENCEMENT
IDS Life Series Fund, Inc. -
      Equity Portfolio (1/86)(1)                                           (31.49%)       (2.27%)         4.28%          9.63%
      Equity Income Portfolio (6/99)(1)                                      1.85            --             --          (0.04)
      Government Securities Portfolio (1/86)(1)                              6.11          5.26           6.54           6.47
      Income Portfolio (1/86)(1)                                             8.13          5.04           5.73           7.14
      International Equity Portfolio (10/94)(1)                            (27.90)        (9.14)         (0.65)          7.18
      Managed Portfolio (1/86)(1)                                          (19.30)        (4.68)          3.16           7.81
      Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87% Compound)(2)     3.88          4.86           4.95           4.45
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund (9/99)(1)                                   (16.49)           --             --          (6.91)
      Bond Fund (10/81)(1)                                                   7.67          4.90           4.98           7.21
      Capital Resource Fund (10/81)(1)                                     (18.11)        (5.78)          5.20           6.81
      Cash Management Fund (10/81)(1)
      (1.64% Simple, 1.65% Compound)(2)                                      3.74          4.76           4.92           4.48
      Diversified Equity Income Fund (9/99)(1)                               2.14            --             --           2.64
      Emerging Markets Fund (5/00)(1)                                       (1.38)           --             --         (17.58)
      Extra Income Fund (5/96)(1)                                            4.93          0.36           1.84           2.63
      Federal Income Fund (9/99)(1)                                          6.29            --             --           6.61
      Global Bond Fund (5/96)(1)                                             1.34          0.01           2.33           3.44
      Growth Fund (9/99)(1)                                                (30.95)           --             --         (16.01)
      International Fund (1/92)(1)                                         (28.69)        (7.97)         (1.49)          3.81
      Managed Fund (4/86)(1)                                               (10.59)         0.10           6.78           8.74
      NEW DIMENSIONS FUND(R) (5/96)(1)                                      (16.71)        (0.01)          9.85          10.77
      S&P 500 Index Fund (5/00)(1)                                         (12.46)           --             --         (13.22)
      Small Cap Advantage Fund (9/99)(1)                                    (6.53)           --             --           4.39
      Strategy Aggressive Fund (1/92)(1)                                   (32.91)        (2.42)          1.44           6.65
AIM V.I.
      Capital Appreciation Fund, Series I (5/93)(1)                        (23.28)        (0.39)          6.00          11.75
      Capital Development Fund, Series I (5/98)(1)                          (8.08)         9.04            N/A           0.50
      Core Equity Fund, Series I (5/94)(1)                                 (22.83)        (3.98)          7.28          11.36
      (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
      VP International (5/94)(1)                                           (29.17)        (1.13)          6.37           6.84
      VP Value (5/96)(1)                                                    12.82          9.74          11.80          12.61

                                                                                                                10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS        5 YEARS    COMMENCEMENT
Calvert Variable Series, Inc.
      Social Balanced Portfolio (9/86)(1)                                   (6.94%)        0.39%          7.15%          8.79%
Credit Suisse Trust
      Emerging Growth Portfolio (9/99)(1)                                  (16.41)          N/A            N/A           3.66
      Small Cap Growth Portfolio (6/95)(1)                                 (16.01)         5.16           5.49          10.03
      (previously Credit Suisse Warburg Pincus Trust -
      Small Company Growth Portfolio)
Fidelity VIP
      Growth & Income Portfolio (Service Class) (12/96)(1),(3)              (8.85)        (1.44)          9.99            N/A
      Mid Cap Portfolio (Service Class) (12/98)(1),(3)                      (3.36)        24.33            N/A            N/A
      Overseas Portfolio (Service Class) (1/87)(1),(3)                     (21.27)        (3.22)          2.64           5.85
FTVIPT
      Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                      7.88          9.95           5.94          10.22
      Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(4)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)          13.79         12.99            N/A           3.23
      Templeton Foreign Securities Fund - Class 2 (5/92)(1),(5),(11)
      (previously FTVIPT Templeton International Securities Fund -
      Class 2)                                                             (15.99)         0.35           4.63           9.64
      Templeton International Smaller Companies Fund -
      Class 2 (5/96)(1),(4)                                                 (2.64)         6.01           0.58           2.62
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund (2/98)(1),(6)                           4.53          7.72            N/A           3.29
      CORE(SM) U.S. Equity Fund (2/98)(1),(6)                              (11.94)        (0.36)           N/A           3.31
      Mid Cap Value Fund (5/98)(1)                                           6.82         11.51            N/A           5.06
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)            (39.59)        (2.75)          6.79          12.22
      Global Technology Portfolio: Service Shares (1/00)(1),(8)            (37.31)          N/A            N/A         (36.41)
      International Growth Portfolio: Service Shares (5/94)(1),(7)         (23.43)         4.85           9.78          13.47
Lazard Retirement Series
      International Equity Portfolio (9/98)(1)                             (24.06)        (5.89)           N/A          (1.97)
MFS(R)
      Investors Growth Stock Series - Service Class (5/99)(1),(9)          (24.83)          N/A            N/A          (0.50)
      New Discovery Series - Service Class (5/98)(1),(9)                    (5.25)        17.19            N/A          14.53
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(10)             3.65          0.11           1.51           7.50
      Putnam VT International New Opportunities Fund -
      Class IB Shares (1/97)(1),(10)                                       (28.68)        (3.91)           N/A           0.42
      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)         (29.99)        (4.31)          6.09          11.60
      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(10)                (33.50)        (0.90)           N/A           7.44
Royce Capital Fund
      Micro-Cap Portfolio (12/96)(1)                                        29.71         25.37          19.98          19.96
Third Avenue
      Value Portfolio (9/99)(1)                                             13.68           N/A            N/A          27.27
Wanger
      International Small Cap (5/95)(1)                                    (21.27)         8.75           8.07          15.53
      U.S. Smaller Companies (5/95)(1)                                      11.39          8.56          12.47          18.27
      (previously Wanger U.S. Small Cap)

(1)  (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(6)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(7) The returns shown for service shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of service shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

RATES OF RETURN OF SUBACCOUNTS

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the policy existed at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table, the rates of return do not reflect the 3.5% premium expense charge. In both tables, the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been significantly lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001

                                                                                                    PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN                                                       1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  IDS Life Series Fund, Inc. -
Equity               Equity Portfolio (8/87; 1/86)(1)                                (34.48%)   2.61%        8.26%        9.31%
Equity Income        Equity Income Portfolio (11/00; 6/99)(1)                         (2.60)      --           --         0.21
Government           Government Securities
Securities           Portfolio (8/87; 1/86)(1)                                         1.46     4.83         5.14         6.53
Income               Income Portfolio (8/87; 1/86)(1)                                  3.41     4.03         5.81         6.83
International        International Equity
Equity               Portfolio (10/94; 10/94)(1)                                     (31.06)   (2.24)          --         5.69
Managed              Managed Portfolio (8/87; 1/86)(1)                               (22.83)    1.51         6.46         8.49
Money Market         Money Market Portfolio (8/87; 1/86)(1)                           (0.65)    3.27         3.16         4.06
                  AXP(R) Variable Portfolio -
YBC                  Blue Chip Advantage Fund (11/00; 9/99)(1)                       (20.14)      --           --       (19.96)
YBD                  Bond Fund (11/00; 10/81)(1)                                       2.95       --           --         4.92
YCR                  Capital Resource Fund (11/00; 10/81)(1)                         (21.69)      --           --       (21.07)
YCM                  Cash Management Fund (11/00; 10/81)(1)                           (0.79)      --           --        (0.14)
YDE                  Diversified Equity
                     Income Fund (11/00; 9/99)(1)                                     (2.32)      --           --         0.56
YEM                  Emerging Markets Fund (11/00; 5/00)(1)                           (5.72)      --           --        (9.04)
YEX                  Extra Income Fund (11/00; 5/96)(1)                                0.39       --           --        (1.94)
YFI                  Federal Income Fund (11/00; 9/99)(1)                              1.47       --           --         3.33
YGB                  Global Bond Fund (11/00; 5/96)(1)                                (3.21)      --           --         1.99
YGR                  Growth Fund (11/00; 9/99)(1)                                    (33.97)      --           --       (36.40)
YIE                  International Fund (11/00; 1/92)(1)                             (31.80)      --           --       (29.35)
YMF                  Managed Fund (11/00; 4/86)(1)                                   (14.50)      --           --       (12.36)
YND                  NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                         (20.35)      --           --       (19.27)
YIV                  S&P 500 Index Fund (11/00; 5/00)(1)                             (16.29)      --           --       (16.28)
YSM                  Small Cap Advantage Fund (11/00; 9/99)(1)                       (10.62)      --           --        (7.68)
YSA                  Strategy Aggressive Fund (11/00; 1/92)(1)                       (35.84)      --           --       (36.99)
                  AIM V.I.
YCA                  Capital Appreciation Fund,
                     Series I (11/00; 5/93)(1)                                       (26.63)      --           --       (28.12)
YCD                  Capital Development Fund,
                     Series I (11/00; 5/98)(1)                                       (12.10)      --           --        (9.13)
YGI                  Core Equity Fund, Series I (11/96; 5/94)(1)                     (26.21)    5.56           --         5.48
                     (previously AIM V.I. Growth and Income Fund,
                     Series I)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                   1 YEAR       5 YEARS     10 YEARS      COMMENCEMENT
                  IDS Life Series Fund, Inc. -
Equity               Equity Portfolio (8/87; 1/86)(1)                            (34.48%)       2.61%        8.26%         10.44%
Equity Income        Equity Income Portfolio (11/00; 6/99)(1)                     (2.60)          --           --          (2.32)
Government           Government Securities
Securities           Portfolio (8/87; 1/86)(1)                                     1.46         4.83         5.14           5.82
Income               Income Portfolio (8/87; 1/86)(1)                              3.41         4.03         5.81           6.12
International        International Equity
Equity               Portfolio (10/94; 10/94)(1)                                 (31.06)       (2.24)          --           5.69
Managed              Managed Portfolio (8/87; 1/86)(1)                           (22.83)        1.51         6.46           9.13
Money Market         Money Market Portfolio (8/87; 1/86)(1)                       (0.65)        3.27         3.16           4.11
                  AXP(R) Variable Portfolio -
YBC                  Blue Chip Advantage Fund (11/00; 9/99)(1)                   (20.14)          --           --          (9.16)
YBD                  Bond Fund (11/00; 10/81)(1)                                   2.95         3.31         6.02           9.10
YCR                  Capital Resource Fund (11/00; 10/81)(1)                     (21.69)        3.53         5.48          10.88
YCM                  Cash Management Fund (11/00; 10/81)(1)                       (0.79)        3.25         3.19           5.26
YDE                  Diversified Equity
                     Income Fund (11/00; 9/99)(1)                                 (2.32)          --           --           0.15
YEM                  Emerging Markets Fund (11/00; 5/00)(1)                       (5.72)          --           --         (20.05)
YEX                  Extra Income Fund (11/00; 5/96)(1)                            0.39         0.22           --           1.08
YFI                  Federal Income Fund (11/00; 9/99)(1)                          1.47           --           --           3.98
YGB                  Global Bond Fund (11/00; 5/96)(1)                            (3.21)        0.67           --           1.85
YGR                  Growth Fund (11/00; 9/99)(1)                                (33.97)          --           --         (18.05)
YIE                  International Fund (11/00; 1/92)(1)                         (31.80)       (3.07)          --           2.56
YMF                  Managed Fund (11/00; 4/86)(1)                               (14.50)        5.07         7.45           8.97
YND                  NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                     (20.35)        8.09           --           9.09
YIV                  S&P 500 Index Fund (11/00; 5/00)(1)                         (16.29)          --           --         (15.82)
YSM                  Small Cap Advantage Fund (11/00; 9/99)(1)                   (10.62)          --           --           1.85
YSA                  Strategy Aggressive Fund (11/00; 1/92)(1)                   (35.84)       (0.19)          --           5.34
                  AIM V.I.
YCA                  Capital Appreciation Fund,
                     Series I (11/00; 5/93)(1)                                   (26.63)        4.31           --          10.29
YCD                  Capital Development Fund,
                     Series I (11/00; 5/98)(1)                                   (12.10)          --           --           3.12
YGI                  Core Equity Fund, Series I (11/96; 5/94)(1)                 (26.21)        5.56           --           9.85
                     (previously AIM V.I. Growth and Income Fund,
                     Series I)

                                                                                                    PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN                                                       1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  American Century(R) Variable Portfolios, Inc.
YIR                  VP International (11/00; 5/94)(1)                               (32.27%)     --%          --%      (27.89%)
YVL                  VP Value (11/00; 5/96)(1)                                         7.89       --           --        14.13
                  Calvert Variable Series, Inc.
YSB                  Social Balanced Portfolio (11/00; 9/86)(1)                      (10.87)      --           --       (11.29)
                  Credit Suisse Trust
YEG                  Emerging Growth Portfolio (11/00; 9/99)(1)                      (20.06)      --           --       (18.26)
YSC                  Small Cap Growth Portfolio (11/00; 6/95)(1)                     (19.68)      --           --       (18.61)
                     (previously Credit Suisse Warburg Pincus Trust -
                     Small Company Growth Portfolio)
                  Fidelity VIP
YGC                  Growth & Income Portfolio
                     (Service Class) (11/00; 12/96)(1),(2)                           (12.83)      --           --       (11.72)
YMP                  Mid Cap Portfolio
                     (Service Class) (11/00; 12/98)(1),(2)                            (7.59)      --           --        (1.40)
YOS                  Overseas Portfolio
                     (Service Class) (11/00; 1/87)(1),(2)                            (24.71)      --           --       (23.62)
                  FTVIPT
YRE                  Franklin Real Estate Fund -
                     Class 2 (11/00; 1/89)(1),(3)                                      3.17       --           --        10.13
YSV                  Franklin Small Cap Value Securities Fund -
                     Class 2 (11/00; 5/98)(1),(3)                                      8.82       --           --        15.03
                     (previously FTVIPT Franklin Value Securities Fund -
                     Class 2)
YIF                  Templeton Foreign Securities Fund -
                     Class 2 (11/00; 5/92)(1),(4),(10)                               (19.67)      --           --       (14.60)
                     (previously FTVIPT Templeton International
                     Securities Fund - Class 2)
YIS                  Templeton International Smaller
                     Companies Fund - Class 2 (11/00; 5/96)(1),(3)                    (6.89)      --           --        (4.56)
                  Goldman Sachs VIT
YSE                  CORE(SM) Small Cap
                     Equity Fund (11/00; 2/98)(1),(5)                                 (0.03)      --           --         2.70
YUE                  CORE(SM) U.S. Equity
                     Fund (11/00; 2/98)(1),(5)                                       (15.79)      --           --       (16.02)
YMC                  Mid Cap Value Fund (11/00; 5/98)(1)                               7.17       --           --        16.70
                  Janus Aspen Series
YAG                  Aggressive Growth Portfolio:
                     Service Shares (11/00; 9/93)(1),(6)                             (42.23)      --           --       (44.79)
YGT                  Global Technology Portfolio:
                     Service Shares (11/00; 1/00)(1),(7)                             (40.06)      --           --       (44.18)
YIG                  International Growth Portfolio:
                     Service Shares (11/00; 5/94)(1),(6)                             (26.78)      --           --       (26.74)
                  Lazard Retirement Series
YIP                  International Equity
                     Portfolio (11/00; 9/98)(1)                                      (27.38)      --           --       (23.39)
                  MFS(R)
YGW                  Investors Growth Stock Series -
                     Service Class (11/00; 5/99)(1),(8)                              (28.12)      --           --       (27.40)
YDS                  New Discovery Series -
                     Service Class (11/00; 5/98)(1),(8)                               (9.39)      --           --        (9.02)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                   1 YEAR       5 YEARS     10 YEARS      COMMENCEMENT
                  American Century(R) Variable Portfolios, Inc.
YIR                  VP International (11/00; 5/94)(1)                           (32.27%)       3.00%          --%          4.21%
YVL                  VP Value (11/00; 5/96)(1)                                     7.89        10.02           --          10.92
                  Calvert Variable Series, Inc.
YSB                  Social Balanced Portfolio (11/00; 9/86)(1)                  (10.87)        5.45         7.43           8.09
                  Credit Suisse Trust
YEG                  Emerging Growth Portfolio (11/00; 9/99)(1)                  (20.06)          --           --           1.16
YSC                  Small Cap Growth Portfolio (11/00; 6/95)(1)                 (19.68)        3.82           --           8.45
                     (previously Credit Suisse Warburg Pincus Trust -
                     Small Company Growth Portfolio)
                  Fidelity VIP
YGC                  Growth & Income Portfolio
                     (Service Class) (11/00; 12/96)(1),(2)                       (12.83)        8.23           --           8.23
YMP                  Mid Cap Portfolio
                     (Service Class) (11/00; 12/98)(1),(2)                        (7.59)          --           --          22.99
YOS                  Overseas Portfolio
                     (Service Class) (11/00; 1/87)(1),(2)                        (24.71)        1.00         4.52           4.82
                  FTVIPT
YRE                  Franklin Real Estate Fund -
                     Class 2 (11/00; 1/89)(1),(3)                                  3.17         4.25        10.06           8.94
YSV                  Franklin Small Cap Value Securities Fund -
                     Class 2 (11/00; 5/98)(1),(3)                                  8.82           --           --           1.31
                     (previously FTVIPT Franklin Value Securities Fund -
                     Class 2)
YIF                  Templeton Foreign Securities Fund -
                     Class 2 (11/00; 5/92)(1),(4),(10)                           (19.67)        2.95           --           8.27
                     (previously FTVIPT Templeton International
                     Securities Fund - Class 2)
YIS                  Templeton International Smaller
                     Companies Fund - Class 2 (11/00; 5/96)(1),(3)                (6.89)       (1.01)          --           1.09
                  Goldman Sachs VIT
YSE                  CORE(SM) Small Cap
                     Equity Fund (11/00; 2/98)(1),(5)                             (0.03)          --           --           1.40
YUE                  CORE(SM) U.S. Equity
                     Fund (11/00; 2/98)(1),(5)                                   (15.79)          --           --           1.43
YMC                  Mid Cap Value Fund (11/00; 5/98)(1)                           7.17           --           --           4.45
                  Janus Aspen Series
YAG                  Aggressive Growth Portfolio:
                     Service Shares (11/00; 9/93)(1),(6)                         (42.23)        5.10           --          10.75
YGT                  Global Technology Portfolio:
                     Service Shares (11/00; 1/00)(1),(7)                         (40.06)          --           --         (38.00)
YIG                  International Growth Portfolio:
                     Service Shares (11/00; 5/94)(1),(6)                         (26.78)        8.14           --          12.11
                  Lazard Retirement Series
YIP                  International Equity
                     Portfolio (11/00; 9/98)(1)                                  (27.38)          --           --          (3.87)
                  MFS(R)
YGW                  Investors Growth Stock Series -
                     Service Class (11/00; 5/99)(1),(8)                          (28.12)          --           --          (2.73)
YDS                  New Discovery Series -
                     Service Class (11/00; 5/98)(1),(8)                           (9.39)          --           --          12.38

                                                                                                    PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN                                                       1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  Putnam Variable Trust
YPH                  Putnam VT High Yield -
                     Class IB Shares (11/00; 2/88)(1),(9)                             (0.88%)     --%          --%       (2.32%)
YIO                  Putnam VT International New Opportunities
                     Fund - Class IB Shares (11/00; 1/97)(1),(9)                     (31.79)      --           --       (31.50)
YNO                  Putnam VT New Opportunities Fund -
                     Class IA Shares (11/96; 5/94)(1)                                (33.05)    4.39           --         3.83
YVS                  Putnam VT Vista Fund -
                     Class IB Shares (11/00; 1/97)(1),(9)                            (36.41)      --           --       (35.62)
                  Royce Capital Fund
YMI                  Micro-Cap Portfolio (11/00; 12/96)(1)                            24.05       --           --        26.85
                  Third Avenue
YVA                  Value Portfolio (11/00; 9/99)(1)                                  8.72       --           --        16.40
                  Wanger
YIC                  International Small Cap (11/00; 5/95)(1)                        (24.60)      --           --       (27.84)
YSP                  U.S. Smaller Companies (11/00; 5/95)(1)                           6.52       --           --        11.52
                     (previously Wanger U.S. Small Cap)

                                                                                                  PERFORMANCE SINCE
                                                                                              COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                    1 YEAR       5 YEARS     10 YEARS     COMMENCEMENT
                  Putnam Variable Trust
YPH                  Putnam VT High Yield -
                     Class IB Shares (11/00; 2/88)(1),(9)                          (0.88%)      (0.11%)       5.91%         6.26%
YIO                  Putnam VT International New Opportunities
                     Fund - Class IB Shares (11/00; 1/97)(1),(9)                  (31.79)          --           --         (1.18)
YNO                  Putnam VT New Opportunities Fund -
                     Class IA Shares (11/96; 5/94)(1)                             (33.05)        4.39                      10.10
YVS                  Putnam VT Vista Fund -
                     Class IB Shares (11/00; 1/97)(1),(9)                         (36.41)          --           --          5.77
                  Royce Capital Fund
YMI                  Micro-Cap Portfolio (11/00; 12/96)(1)                         24.05        18.04           --         18.04
                  Third Avenue
YVA                  Value Portfolio (11/00; 9/99)(1)                               8.72           --           --         24.17
                  Wanger
YIC                  International Small Cap (11/00; 5/95)(1)                     (24.60)        6.36           --         13.91
YSP                  U.S. Smaller Companies (11/00; 5/95)(1)                        6.52        10.64           --         16.58
                     (previously Wanger U.S. Small Cap)


(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 3.5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2001


                                                                                                    PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN                                                       1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  IDS Life Series Fund, Inc. -
Equity               Equity Portfolio (8/87; 1/86)(1)                                (32.11%)   3.35%        8.65%        9.58%
Equity Income        Equity Income Portfolio (11/00; 6/99)(1)                          0.93       --           --         3.41
Government           Government Securities
Securities           Portfolio (8/87; 1/86)(1)                                         5.14     5.58         5.51         6.80
Income               Income Portfolio (8/87; 1/86)(1)                                  7.16     4.77         6.18         7.10
International        International Equity
Equity               Portfolio (10/94; 10/94)(1)                                     (28.56)   (1.54)          --         6.22
Managed              Managed Portfolio (8/87; 1/86)(1)                               (20.03)    2.24         6.84         8.76
Money Market         Money Market Portfolio (8/87; 1/86)(1)                            2.95     4.01         3.53         4.31
                  AXP(R) Variable Portfolio -
YBC                  Blue Chip Advantage Fund (11/00; 9/99)(1)                       (17.24)      --           --       (17.40)
YBD                  Bond Fund (11/00; 10/81)(1)                                       6.68       --           --         8.28
YCR                  Capital Resource Fund (11/00; 10/81)(1)                         (18.85)      --           --       (18.55)
YCM                  Cash Management Fund (11/00; 10/81)(1)                            2.81       --           --         3.06
YDE                  Diversified Equity Income
                     Fund (11/00; 9/99)(1)                                             1.22       --           --         3.78
YEM                  Emerging Markets Fund (11/00; 5/00)(1)                           (2.30)      --           --        (6.13)
YEX                  Extra Income Fund (11/00; 5/96)(1)                                4.03       --           --         1.19
YFI                  Federal Income Fund (11/00; 9/99)(1)                              5.15       --           --         6.64
YGB                  Global Bond Fund (11/00; 5/96)(1)                                 0.30       --           --         5.25
YGR                  Growth Fund (11/00; 9/99)(1)                                    (31.57)      --           --       (34.37)
YIE                  International Fund (11/00; 1/92)(1)                             (29.33)      --           --       (27.09)
YMF                  Managed Fund (11/00; 4/86)(1)                                   (11.40)      --           --        (9.56)
YND                  NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                         (17.47)      --           --       (16.68)
YIV                  S&P 500 Index Fund (11/00; 5/00)(1)                             (13.25)      --           --       (13.60)
YSM                  Small Cap Advantage Fund (11/00; 9/99)(1)                        (7.38)      --           --        (4.73)
YSA                  Strategy Aggressive Fund (11/00; 1/92)(1)                       (33.51)      --           --       (34.97)
                  AIM V.I.
YCA                  Capital Appreciation Fund,
                     Series I (11/00; 5/93)(1)                                       (23.97)      --           --       (25.82)
YCD                  Capital Development Fund,
                     Series I (11/00; 5/98)(1)                                        (8.91)      --           --        (6.22)
YGI                  Core Equity Fund, Series I (11/96; 5/94)(1)                     (23.53)    6.32           --         6.22
                     (previously AIM V.I. Growth and Income Fund, Series I)
                  American Century(R) Variable Portfolios, Inc.
YIR                  VP International (11/00; 5/94)(1)                               (29.81)      --           --       (25.59)
YVL                  VP Value (11/00; 5/96)(1)                                        11.81       --           --        17.78
                  Calvert Variable Series, Inc.
YSB                  Social Balanced Portfolio (11/00; 9/86)(1)                       (7.64)      --           --        (8.46)
                  Credit Suisse Trust
YEG                  Emerging Growth Portfolio (11/00; 9/99)(1)                      (17.16)      --           --       (15.64)
YSC                  Small Cap Growth Portfolio (11/00; 6/95)(1)                     (16.77)      --           --       (16.01)
                     (previously Credit Suisse Warburg Pincus Trust -
                     Small Company Growth Portfolio)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                   1 YEAR       5 YEARS     10 YEARS      COMMENCEMENT
                  IDS Life Series Fund, Inc. -
Equity               Equity Portfolio (8/87; 1/86)(1)                            (32.11%)       3.35%        8.65%         10.68%
Equity Income        Equity Income Portfolio (11/00; 6/99)(1)                      0.93           --           --          (0.94)
Government           Government Securities
Securities           Portfolio (8/87; 1/86)(1)                                     5.14         5.58         5.51           6.06
Income               Income Portfolio (8/87; 1/86)(1)                              7.16         4.77         6.18           6.36
International        International Equity
Equity               Portfolio (10/94; 10/94)(1)                                 (28.56)       (1.54)          --           6.22
Managed              Managed Portfolio (8/87; 1/86)(1)                           (20.03)        2.24         6.84           9.37
Money Market         Money Market Portfolio (8/87; 1/86)(1)                        2.95         4.01         3.53           4.35
                  AXP(R) Variable Portfolio -
YBC                  Blue Chip Advantage Fund (11/00; 9/99)(1)                   (17.24)          --           --          (7.74)
YBD                  Bond Fund (11/00; 10/81)(1)                                   6.68         4.05         6.39           9.30
YCR                  Capital Resource Fund (11/00; 10/81)(1)                     (18.85)        4.27         5.86          11.08
YCM                  Cash Management Fund (11/00; 10/81)(1)                        2.81         3.99         3.56           5.45
YDE                  Diversified Equity Income
                     Fund (11/00; 9/99)(1)                                         1.22           --           --           1.72
YEM                  Emerging Markets Fund (11/00; 5/00)(1)                       (2.30)          --           --         (18.32)
YEX                  Extra Income Fund (11/00; 5/96)(1)                            4.03         0.94           --           1.72
YFI                  Federal Income Fund (11/00; 9/99)(1)                          5.15           --           --           5.61
YGB                  Global Bond Fund (11/00; 5/96)(1)                             0.30         1.39           --           2.49
YGR                  Growth Fund (11/00; 9/99)(1)                                (31.57)          --           --         (16.76)
YIE                  International Fund (11/00; 1/92)(1)                         (29.33)       (2.37)          --           2.93
YMF                  Managed Fund (11/00; 4/86)(1)                               (11.40)        5.82         7.84           9.22
YND                  NEW DIMENSIONS FUND(R) (11/00; 5/96)(1)                     (17.47)        8.86           --           9.78
YIV                  S&P 500 Index Fund (11/00; 5/00)(1)                         (13.25)          --           --         (14.00)
YSM                  Small Cap Advantage Fund (11/00; 9/99)(1)                    (7.38)          --           --           3.45
YSA                  Strategy Aggressive Fund (11/00; 1/92)(1)                   (33.51)        0.53           --           5.72
                  AIM V.I.
YCA                  Capital Appreciation Fund,
                     Series I (11/00; 5/93)(1)                                   (23.97)        5.06           --          10.75
YCD                  Capital Development Fund,
                     Series I (11/00; 5/98)(1)                                    (8.91)          --           --           4.13
YGI                  Core Equity Fund, Series I (11/96; 5/94)(1)                 (23.53)        6.32           --          10.36
                     (previously AIM V.I. Growth and Income Fund, Series I)
                  American Century(R) Variable Portfolios, Inc.
YIR                  VP International (11/00; 5/94)(1)                           (29.81)        3.74           --           4.70
YVL                  VP Value (11/00; 5/96)(1)                                    11.81        10.81           --          11.62
                  Calvert Variable Series, Inc.
YSB                  Social Balanced Portfolio (11/00; 9/86)(1)                   (7.46)        6.20         7.82           8.35
                  Credit Suisse Trust
YEG                  Emerging Growth Portfolio (11/00; 9/99)(1)                  (17.16)          --           --           2.74
YSC                  Small Cap Growth Portfolio (11/00; 6/95)(1)                 (16.77)        4.56           --           9.04
                     (previously Credit Suisse Warburg Pincus Trust -
                     Small Company Growth Portfolio)

                                                                                                    PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN                                                       1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  Fidelity VIP
YGC                  Growth & Income Portfolio
                     (Service Class) (11/00; 12/96)(1),(2)                            (9.67%)     --%          --%       (8.90%)
YMP                  Mid Cap Portfolio
                     (Service Class) (11/00; 12/98)(1),(2)                            (4.23)      --           --         1.76
YOS                  Overseas Portfolio
                     (Service Class) (11/00; 1/87)(1),(2)                            (21.98)      --           --       (21.17)
                  FTVIPT
YRE                  Franklin Real Estate Fund -
                     Class 2 (11/00; 1/89)(1),(3)                                      6.91       --           --        13.65
YSV                  Franklin Small Cap Value Securities Fund -
                     Class 2 (11/00; 5/98)(1),(3)                                     12.77       --           --        18.71
                     (previously FTVIPT Franklin Value Securities Fund -
                     Class 2)
YIF                  Templeton Foreign Securities Fund -
                     Class 2 (11/00; 5/92)(1),(4),(10)                               (16.75)      --           --       (11.87)
                     (previously FTVIPT Templeton International Securities Fund -
                     Class 2)
YIS                  Templeton International Smaller Companies
                     Fund - Class 2 (11/00; 5/96)(1),(3)                              (3.51)      --           --        (1.50)
                  Goldman Sachs VIT
YSE                  CORE(SM) Small Cap
                     Equity Fund (11/00; 2/98)(1),(5)                                  3.59       --           --         5.99
YUE                  CORE(SM) U.S. Equity
                     Fund (11/00; 2/98)(1),(5)                                       (12.73)      --           --       (13.33)
YMC                  Mid Cap Value Fund (11/00; 5/98)(1)                              11.06       --           --        20.43
                  Janus Aspen Series
YAG                  Aggressive Growth Portfolio:
                     Service Shares (11/00; 9/93)(1),(6)                             (40.13)      --           --       (43.02)
YGT                  Global Technology Portfolio:
                     Service Shares (11/00; 1/00)(1),(7)                             (37.88)      --           --       (42.39)
YIG                  International Growth Portfolio:
                     Service Shares (11/00; 5/94)(1),(6)                             (24.12)      --           --       (24.39)
                  Lazard Retirement Series
YIP                  International Equity
                     Portfolio (11/00; 9/98)(1)                                      (24.75)      --           --       (20.94)
                  MFS(R)
YGW                  Investors Growth Stock Series -
                     Service Class (11/00; 5/99)(1),(8)                              (25.51)      --           --       (25.08)
YDS                  New Discovery Series -
                     Service Class (11/00; 5/98)(1),(8)                               (6.11)      --           --        (6.11)
                  Putnam Variable Trust
YPH                  Putnam VT High Yield -
                     Class IB Shares (11/00; 2/88)(1),(9)                              2.71       --           --         0.81
YIO                  Putnam VT International New Opportunities
                     Fund - Class IB Shares (11/00; 1/97)(1),(9)                     (29.32)      --           --       (29.31)
YNO                  Putnam VT New Opportunities Fund -
                     Class IA Shares (11/96; 5/94)(1)                                (30.62)    5.14           --         4.55
YVS                  Putnam VT Vista Fund -
                     Class IB Shares (11/00; 1/97)(1),(9)                            (34.10)      --           --       (33.56)


                                                                                                  PERFORMANCE SINCE
                                                                                              COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                     1 YEAR      5 YEARS     10 YEARS     COMMENCEMENT
                  Fidelity VIP
YGC                  Growth & Income Portfolio
                     (Service Class) (11/00; 12/96)(1),(2)                          (9.67%)      9.01%          --%         9.01%
YMP                  Mid Cap Portfolio
                     (Service Class) (11/00; 12/98)(1),(2)                          (4.23)         --           --         24.46
YOS                  Overseas Portfolio
                     (Service Class) (11/00; 1/87)(1),(2)                          (21.98)       1.73         4.90          5.07
                  FTVIPT
YRE                  Franklin Real Estate Fund -
                     Class 2 (11/00; 1/89)(1),(3)                                    6.91        4.99        10.45          9.24
YSV                  Franklin Small Cap Value Securities Fund -
                     Class 2 (11/00; 5/98)(1),(3)                                   12.77          --           --          2.30
                     (previously FTVIPT Franklin Value Securities Fund -
                     Class 2)
YIF                  Templeton Foreign Securities Fund -
                     Class 2 (11/00; 5/92)(1),(4),(10)                             (16.75)       3.69           --          8.66
                     (previously FTVIPT Templeton International Securities Fund -
                     Class 2)
YIS                  Templeton International Smaller Companies
                     Fund - Class 2 (11/00; 5/96)(1),(3)                            (3.51)      (0.30)          --          1.72
                  Goldman Sachs VIT
YSE                  CORE(SM) Small Cap
                     Equity Fund (11/00; 2/98)(1),(5)                                3.59          --           --          2.34
YUE                  CORE(SM) U.S. Equity
                     Fund (11/00; 2/98)(1),(5)                                     (12.73)         --           --          2.37
YMC                  Mid Cap Value Fund (11/00; 5/98)(1)                            11.06          --           --          5.46
                  Janus Aspen Series
YAG                  Aggressive Growth Portfolio:
                     Service Shares (11/00; 9/93)(1),(6)                           (40.13)       5.85           --         11.23
YGT                  Global Technology Portfolio:
                     Service Shares (11/00; 1/00)(1),(7)                           (37.88)         --           --        (36.86)
YIG                  International Growth Portfolio:
                     Service Shares (11/00; 5/94)(1),(6)                           (24.12)       8.91           --         12.63
                  Lazard Retirement Series
YIP                  International Equity
                     Portfolio (11/00; 9/98)(1)                                    (24.75)         --           --         (2.84)
                  MFS(R)
YGW                  Investors Growth Stock Series -
                     Service Class (11/00; 5/99)(1),(8)                            (25.51)         --           --         (1.42)
YDS                  New Discovery Series -
                     Service Class (11/00; 5/98)(1),(8)                             (6.11)         --           --         13.47
                  Putnam Variable Trust
YPH                  Putnam VT High Yield -
                     Class IB Shares (11/00; 2/88)(1),(9)                            2.71        0.60         6.28          6.53
YIO                  Putnam VT International New Opportunities
                     Fund - Class IB Shares (11/00; 1/97)(1),(9)                   (29.32)         --           --         (0.48)
YNO                  Putnam VT New Opportunities Fund -
                     Class IA Shares (11/96; 5/94)(1)                              (30.62)       5.14           --         10.61
YVS                  Putnam VT Vista Fund -
                     Class IB Shares (11/00; 1/97)(1),(9)                          (34.10)         --           --          6.52

                                                                                                 PERFORMANCE SINCE
                                                                                          COMMENCEMENT OF THE SUBACCOUNT
                                                                                                                       SINCE
SUBACCOUNT        INVESTING IN                                                    1 YEAR   5 YEARS     10 YEARS    COMMENCEMENT
                  Royce Capital Fund
YMI                  Micro-Cap Portfolio (11/00; 12/96)(1)                         28.54%      --%          --%       30.90%
                  Third Avenue
YVA                  Value Portfolio (11/00; 9/99)(1)                              12.66       --           --        20.12
                  Wanger
YIC                  International Small Cap (11/00; 5/95)(1)                     (21.87)      --           --       (25.54)
YSP                  U.S. Smaller Companies (11/00; 5/95)(1)                       10.38       --           --        15.09
                     (previously Wanger U.S. Small Cap)

                                                                                                 PERFORMANCE SINCE
                                                                                             COMMENCEMENT OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT        INVESTING IN                                                   1 YEAR       5 YEARS     10 YEARS      COMMENCEMENT
                  Royce Capital Fund
YMI                  Micro-Cap Portfolio (11/00; 12/96)(1)                        28.54%       18.88%          --%         18.89%
                  Third Avenue
YVA                  Value Portfolio (11/00; 9/99)(1)                             12.66           --           --          26.13
                  Wanger
YIC                  International Small Cap (11/00; 5/95)(1)                    (21.87)        7.12           --          14.52
YSP                  U.S. Smaller Companies (11/00; 5/95)(1)                      10.38        11.43           --          17.20
                     (previously Wanger U.S. Small Cap)


(1)  (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)  CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

THE TRUST

You can direct your premiums to one subaccount that invests in The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A, a unit investment trust ("trust"). This trust matures in 2004.

The objective of the trust is to provide safety of capital and income through investment in a fixed portfolio consisting primarily of zero coupon securities.

Zero coupon securities are:

- bearer obligations issued by the United States Government stripped of their unmatured interest coupons;


-    coupons stripped from United States debt obligations; and


-    receipts and certificates for these stripped debt obligations and coupons.

Zero coupon securities are issued and sold at a deep discount from their face value. If they are held to maturity, they return full face value. Before maturity, the market prices of zero coupon securities generally are more volatile than the market prices of conventional, interest-bearing securities.

TRUST MATURITY

We will notify you in writing 30 days before the date the trust matures in 2004. You can give us written instructions seven days or more before the maturity date and tell us how you would like to reallocate the policy value allocated to the subaccount investing in the trust. If we do not receive instructions from you, we will automatically reallocate the policy value allocated to the subaccount investing in the trust to the subaccount that invests in the IDS Life Series Fund - Money Market Portfolio.

ROLES OF SALOMON SMITH BARNEY INC. AND IDS LIFE OF NEW YORK

Salomon Smith Barney sponsors the trust and sells units to the subaccounts. Because the trust invests in a specified portfolio, there is no investment manager.

The price of the trust's units includes a transaction charge, paid directly to Salomon Smith Barney out of our general account assets. This charge is limited by agreement between IDS Life of New York and Salomon Smith Barney and will not be greater than that ordinarily paid by a dealer for similar securities. We will seek reimbursement for the amounts paid through a daily asset charge, described under "Loads, Fees and Charges."

IDS Life of New York and Salomon Smith Barney reserve the right to discontinue the sale of new units of a trust and to create additional trusts in the future.

More detailed information may be found in the current prospectus for the Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A.

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").

The fixed account is the general investment account of IDS Life of New York. It includes all assets owned by IDS Life of New York other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life of New York has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life of New York guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.5%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life of New York. IDS Life of New York bears the full investment risk for amounts allocated to the fixed account. IDS Life of New York is not obligated to credit interest at any rate higher than 4.5%, although we may do so at our sole discretion. Rates higher than 4.5% will change from time to time, at the discretion of IDS Life of New York and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life of New York policies, product design, competition and IDS Life of New York's revenues and expenses.

We will not credit interest in excess of 4.5% on any portion of the policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts, and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life of New York's home office. In your application, you:

-    select a specified amount of insurance;

-    select a death benefit option;

-    designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: IDS Life of New York generally will not issue a policy to persons over the insurance age of 75. We may, however, do so at its sole discretion.

RATE CLASSIFICATION: The rate classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect your monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.

INCONTESTABILITY: IDS Life of New York will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

DEATH OF THE INSURED: If the insured dies before the policy is issued and:

- if all conditions stated in the application have not been met, IDS Life of New York's sole liability will be to return the premium paid plus any interest earned.

- if all conditions stated in the application have been met, IDS Life of New York's liability will be the lesser of the death benefit applied for or $150,000.

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life of New York or your financial advisor, with a written request for cancellation:

- by the 10th day after you receive it after IDS Life of New York mails or personally delivers a written notice of withdrawal right; or

-    the 45th day after you sign your application

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS, UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE OF NEW YORK REQUIRES THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE DBG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (IDS Life of New York must approve payment at any other interval.) We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if the DBG will remain in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life of New York reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life of New York reserves the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

Your ability to allocate policy value to the trust may be limited by the availability of trust units.

KEEPING THE POLICY IN FORCE

DEATH BENEFIT GUARANTEE

The DBG provides that your policy will remain in force until insured's age 65 (or five policy years if later) even in the cash surrender value is insufficient to pay the monthly deductions. The DBG will stay in effect as long as:

-    the sum of premiums paid; minus

-    partial surrenders; minus

-    any outstanding indebtedness; equals or exceeds

-    the minimum monthly premiums; times

-    the number of months since the policy date (including the current month).

If, on a monthly date, you have not paid enough premiums to keep the death benefit guarantee in effect, we will mail a notice to your last known address, asking you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. Although the policy can be reinstated as explained below, the death benefit guarantee cannot be reinstated.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the DBG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

IDS Life of New York will mail a notice to your last known address, requesting payment of a premium that will raise the cash surrender value to an amount sufficient to cover the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid will generally be taxable to the owner. (See "Federal Taxes.") If the insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrender it for cash. To reinstate, IDS Life of New York will require:

-    a written request;

- evidence satisfactory to IDS Life of New York that the insured remains insurable;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

-    payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life of New York accepts your application for reinstatement. The suicide period (see "Death Benefits") will apply from the effective date for reinstatement. Surrender charges will also be reinstated.

IDS Life of New York will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

LOADS, FEES AND CHARGES

Policy charges compensate IDS Life of New York for:

-    providing the insurance benefits of the policy;

-    issuing the policy;

-    administering the policy;

-    assuming certain risks in connection with the policy; and

-    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. The amount remaining after the deduction, called the net premium, is credited to the account(s) you have selected. The premium expense charge has two parts:

SALES CHARGE: 2.5% of each premium payment. Partially compensates IDS Life of New York for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The contingent deferred sales charge, discussed under "Surrender Charge," below also may partially compensate those expenses.)

PREMIUM TAX CHARGE: 1% of each premium payment. Compensates IDS Life of New York for paying taxes imposed by the state of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy;

3.   the death benefit guarantee charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG is in effect. (See "Death Benefit Guarantee"; also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy, which depends on:

-    the amount of the death benefit;

-    the policy value; and

-    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE, which reflects the insured's statistical mortality risk, based on his or her sex, attained insurance age (age at last policy anniversary) and rate classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Nearest Birthday.

Policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater qualify for lower cost of insurance rates than policies purchased with a specified amount less than $350,000. In addition, all policies purchased on or after May 1, 1993 and before November 20, 1997 qualify for lower cost of insurance rates than policies purchased earlier. Cost of insurance rates that are modified to reflect IDS Life of New York and industry-wide changes in mortality experience apply to all policies purchased on or after November 20, 1997.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0036748 (which reduces IDS Life of New York's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.5%);

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, death benefit guarantee charge and any charges for optional riders;

(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 per month. This charge reimburses IDS Life of New York for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. DEATH BENEFIT GUARANTEE CHARGE: 1 cent per $1,000 of the current specified amount and 1 cent per $1,000 of coverage under any other insured rider. This charge compensates IDS Life of New York for the risk assumed in providing the DBG. The charge is included in the monthly deduction in the first five policy years or until the insured's attained insurance age 65, whichever is later. The charge will not be deducted if the DBG is no longer in effect. For any policy month in which the monthly deduction is paid by a waiver of monthly deduction rider, the minimum monthly premium will be zero. (See "Death Benefit Guarantee," later in this section for an explanation of the minimum monthly premium and "Other Insured Rider," under "Optional Insurance Benefits.")

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. See "Optional Insurance Benefits."

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge. The surrender charge is the sum of two parts:

CONTINGENT DEFERRED ISSUE AND ADMINISTRATIVE EXPENSE CHARGE: Reimburses IDS Life of New York for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. For the initial specified amount, this charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be $4 per thousand dollars of increase in specified amount. It remains level during the first five years following the effective date of the increase and then decreases monthly until it is zero at the end of the tenth year following the increase.

CONTINGENT DEFERRED SALES CHARGE: Partially compensates IDS Life of New York for expenses of distributing the policy, including financial advisors' commissions, advertising and printing the prospectus and sales literature. For the initial specified amount, this charge is the sum of 27.5% of premium payments up to a maximum premium amount shown in the policy plus 6.5% of all other premium payments. The maximum premium amount shown in the policy will be based on the insured's insurance age, sex, rate classification and initial specified amount. It is calculated according to a formula contained in an SEC rule. If you increase the specified amount of the policy, an additional charge will apply. The additional charge will be 6.5% of all premium payments attributable to the increase. Premiums attributable to the increase are calculated as: a x (b + c)

where:

(a) IS THE AMOUNT OF THE INCREASE in the specified amount divided by the total specified amount after the increase;

(b)  IS THE POLICY VALUE on the date of the increase; and

(c)  IS ALL PREMIUM PAYMENTS paid on or after the date of the increase.

MAXIMUM SURRENDER CHARGE: The total surrender charge is subject to an overall upper limit or "maximum surrender charge." We will show the "maximum surrender charge" for the initial specified amount in the policy. It is based on the insured's insurance age, sex, rate classification and initial specified amount. The "maximum surrender charge" for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If the specified amount is increased, an "additional maximum surrender charge" will apply. We will show the "additional maximum surrender charge" in a revised policy. It will be based on the insured's attained insurance age, sex, rate classification and the amount of the increase. The "additional maximum surrender charge" will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

If premium payments are equal to or somewhat higher than the premiums needed to keep the DBG in effect, for several years the surrender charge will generally be the charge described in the "Contingent deferred issue and administrative expense charge" and "Contingent deferred sales charge" sections above. After that, the "Maximum surrender charge" will generally apply. If premium payments are paid at a significantly higher level, the "Maximum surrender charge" will generally apply in all years.

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. The specified amount is assumed to be $100,000.

a. the contingent deferred sales charge is 27.5% of premium payments up to a maximum premium amounts of $985 of premium payments and 6.5% of all premium payments in excess of $985.

b. the contingent deferred issue and administrative expense charge is $4 per $1,000 of specified amount or $400. This amount remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years.

c. the "maximum surrender charge" is $901. It remains level during the first five policy years and then decreases monthly until it is zero at the end of ten policy years.

Assuming an annual premium payment of $900, the actual surrender charge will be the lesser of a+b or c. Here is how we calculate the actual surrender:

LAPSE OR SURRENDER AT BEGINNING OF YEAR        a          b         a + b         c      SURRENDER CHARGE
      1                                    $247.50     $400.00     $647.50     $901.00        $647.50
      2                                     323.85      400.00      723.85      901.00         723.85
      3                                     382.35      400.00      782.35      901.00         782.35
      4                                     440.85      400.00      840.85      901.00         840.85
      5                                     499.35      400.00      899.35      901.00         899.35
      6                                     557.85      400.00      957.85      901.00         901.00
      7                                     616.35      320.00      936.35      720.80         720.80
      8                                     674.85      240.00      914.85      540.60         540.60
      9                                     733.35      160.00      893.35      360.40         360.40
     10                                     791.85       80.00      871.85      180.20         180.20
     11                                     850.35        0.00      850.35        0.00           0.00

From the beginning of the year 6 to the end of year 10, the amounts shown in b and c decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount.

For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $33.92 multiplied by 5,000 or $169,600.

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT)

                                 STANDARD                     STANDARD
AGE                                MALE                        FEMALE
  0                               $5.44                        $5.13
  1                                5.40                         5.11
  2                                5.45                         5.14
  3                                5.50                         5.18
  4                                5.55                         5.22
  5                                5.61                         5.27
  6                                5.67                         5.31
  7                                5.73                         5.36
  8                                5.81                         5.42
  9                                5.88                         5.47
 10                                5.96                         5.53
 11                                6.05                         5.60
 12                                6.14                         5.66
 13                                6.23                         5.73
 14                                6.33                         5.81
 15                                6.43                         5.88
 16                                6.52                         5.96
 17                                6.62                         6.04
 18                                6.72                         6.13
 19                                6.82                         6.22

                        STANDARD      NONSMOKER      STANDARD       NONSMOKER
AGE                       MALE          MALE          FEMALE         FEMALE
20                       $ 7.47        $ 6.61         $ 6.61         $ 6.19
21                         7.60          6.70           6.72           6.29
22                         7.74          6.81           6.84           6.38
23                         7.89          6.92           6.97           6.48
24                         8.05          7.04           7.10           6.59
25                         8.22          7.16           7.24           6.71
26                         8.41          7.30           7.39           6.83
27                         8.61          7.45           7.54           6.95
28                         8.82          7.60           7.70           7.09
29                         9.05          7.77           7.88           7.23
30                         9.29          7.94           8.06           7.38
31                         9.55          8.13           8.25           7.54
32                         9.83          8.33           8.46           7.70
33                        10.12          8.54           8.67           7.88
34                        10.44          8.77           8.90           8.07
35                        10.77          9.01           9.14           8.26
36                        11.12          9.26           9.39           8.47
37                        11.49          9.53           9.66           8.69
38                        11.88          9.81           9.94           8.92
39                        12.30         10.11          10.23           9.16
40                        12.74         10.42          10.54           9.42
41                        13.20         10.76          10.86           9.69
42                        13.69         11.12          11.19           9.97
43                        14.21         11.49          11.54          10.27
44                        14.75         11.89          11.91          10.58
45                        15.33         12.32          12.30          10.91
46                        15.94         12.77          12.70          11.26
47                        16.58         13.25          13.13          11.63
48                        17.26         13.75          13.58          12.02
49                        17.99         14.30          14.05          12.44
50                        18.75         14.87          14.55          12.88
51                        19.57         15.49          15.08          13.35
52                        20.44         16.15          15.64          13.84
53                        21.35         16.85          16.23          14.37
54                        22.32         17.60          16.85          14.93
55                        23.35         18.39          17.51          15.52
56                        24.43         19.24          18.20          16.15
57                        25.58         20.15          18.94          16.83
58                        26.79         21.11          19.73          17.55
59                        28.08         22.15          20.58          18.32
60                        29.46         23.26          21.49          19.16
61                        30.93         24.45          22.48          20.06
62                        32.50         25.72          23.54          21.03
63                        34.16         27.09          24.68          22.08
64                        35.92         28.55          25.90          23.20
65                        36.80         30.11          27.19          24.40
66                        36.80         31.78          28.57          25.69
67                        36.80         33.57          30.04          27.07
68                        36.80         34.87          31.63          28.56

                        STANDARD      NONSMOKER      STANDARD       NONSMOKER
AGE                       MALE          MALE          FEMALE         FEMALE
69                       $36.80        $34.87         $33.35         $30.19
70                        36.80         34.87          33.92          31.97
71                        36.80         34.87          33.92          33.08
72                        36.80         34.87          33.92          33.08
73                        36.80         34.87          33.92          33.08
74                        36.80         34.87          33.92          33.08
75                        36.80         34.87          33.92          33.08
76                        36.80         34.87          33.92          33.08
77                        36.80         34.87          33.92          33.08
78                        36.80         34.87          33.92          33.08
79                        36.80         34.87          33.92          33.08
80                        36.80         34.87          33.92          33.08
81                        36.80         34.87          33.92          33.08
82                        36.80         34.87          33.92          33.08
83                        36.80         34.87          33.92          33.08
84                        36.80         34.87          33.92          33.08
85                        36.80         34.87          33.92          33.08

PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates IDS Life of New York for:


- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the contingent deferred issue and administrative expense charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life of New York for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the sales charge and surrender charges discussed earlier. Any further deficit will have to be made up from IDS Life of New York's general assets.

TRANSACTION CHARGE

IDS Life of New York makes a daily charge against the assets of the subaccount that invests in the trust. This charge is intended to reimburse us for the transaction fee we pay from our general account assets to Salomon Smith Barney Inc. on the sale of the trust units to the subaccounts.

The asset charge is equivalent to an effective annual rate of 0.25% of the value of the subaccounts investing in the trust. This amount may be increased in the future but will not exceed an effective annual rate of 0.5% of the value of these subaccounts. The charge will be based on our costs (taking into account the interest we lose on the amounts paid to Salomon Smith Barney).

OTHER INFORMATION ON CHARGES

IDS Life of New York may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual. The two most common cases are:

-    Policies made available by an employer to a group of employees.

- Policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or greater.

FUND EXPENSES

The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                       MANAGEMENT       12b-1         OTHER
                                                                          FEES          FEES         EXPENSES        TOTAL
IDS Life Series Fund, Inc. -
      Equity Portfolio                                                       .70%        --%              .03%         .73%(1)
      Equity Income Portfolio                                                .70         --               .10          .80(1),(2)
      Government Securities Portfolio                                        .70         --               .10          .80(1)
      Income Portfolio                                                       .70         --               .05          .75(1)
      International Equity Portfolio                                         .95         --               .05         1.00(1)
      Managed Portfolio                                                      .70         --               .02          .72(1)
      Money Market Portfolio                                                 .50         --               .03          .53(1)
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                               .54        .13               .11          .78(3)
      Bond Fund                                                              .60        .13               .07          .80(4)
      Capital Resource Fund                                                  .61        .13               .04          .78(4)
      Cash Management Fund                                                   .51        .13               .04          .68(4)
      Diversified Equity Income Fund                                         .55        .13               .23          .91(3)
      Emerging Markets Fund                                                 1.16        .13               .46         1.75(3)
      Extra Income Fund                                                      .62        .13               .07          .82(4)
      Federal Income Fund                                                    .61        .13               .10          .84(3)
      Global Bond Fund                                                       .84        .13               .10         1.07(4)
      Growth Fund                                                            .62        .13               .15          .90(3)
      International Fund                                                     .83        .13               .08         1.04(4)
      Managed Fund                                                           .59        .13               .04          .76(4)
      NEW DIMENSIONS FUND(R)                                                 .60        .13               .06          .79(4)
      S&P 500 Index Fund                                                     .29        .13               .07          .49(3)
      Small Cap Advantage Fund                                               .73        .13               .30         1.16(3)
      Strategy Aggressive Fund                                               .60        .13               .05          .78(4)
AIM V.I.
      Capital Appreciation Fund, Series I                                    .61         --               .24          .85(5)
      Capital Development Fund, Series I                                     .75         --               .41         1.16(5)
      Core Equity Fund, Series I                                             .61         --               .22          .83(5)
      (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
      VP International                                                      1.26         --                --         1.26(6),(7)
      VP Value                                                               .97         --                --          .97(6),(7)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                              .70         --               .17          .87(8)
Credit Suisse Trust
      Emerging Growth Portfolio                                              .86         --               .39         1.25(9)
      Small Cap Growth Portfolio                                             .90         --               .22         1.12(9)
      (previously Credit Suisse Warburg Pincus Trust Small -
      Company Growth Portfolio)

                                                                          MANAGEMENT     12b-1      OTHER
                                                                             FEES        FEES      EXPENSES       TOTAL
Fidelity VIP
      Growth & Income Portfolio (Service Class)                               .48%        .10%        .10%        .68%10)
      Mid Cap Portfolio (Service Class)                                       .58         .10         .11         .79(10)
      Overseas Portfolio (Service Class)                                      .73         .10         .20        1.03(10)
FTVIPT
      Franklin Real Estate Fund - Class 2                                     .56         .25         .03         .84(11),(12)
      Franklin Small Cap Value Securities Fund - Class 2                      .57         .25         .20        1.02(12),(13)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Templeton Foreign Securities Fund - Class 2                             .68         .25         .22        1.15(12),(13),(14)
      (previously FTVIPT Templeton International Securities Fund -
      Class 2)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                          .75          --         .25        1.00(15)
      CORE(SM) U.S. Equity Fund                                               .70          --         .11         .81(15)
      Mid Cap Value Fund                                                      .80          --         .13         .93(15)
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                             .65         .25         .02         .92(16)
      Global Technology Portfolio: Service Shares                             .65         .25         .05         .95(16)
      International Growth Portfolio: Service Shares                          .65         .25         .06         .96(16)
Lazard Retirement Series
      International Equity Portfolio                                          .75         .25         .25        1.25(17)
MFS(R)
      Investors Growth Stock Series - Service Class                           .75         .25         .17        1.17(18),(19),(20)
      New Discovery Series - Service Class                                    .90         .25         .16        1.31(18),(19),(20)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                             .67         .25         .09        1.01(21)
      Putnam VT International New Opportunities Fund - Class IB Shares       1.00         .25         .24        1.49(21)
      Putnam VT New Opportunities Fund - Class IA Shares                      .54          --         .05         .59(22)
      Putnam VT Vista Fund - Class IB Shares                                  .61         .25         .06         .92(21)
Royce Capital Fund
      Micro-Cap Portfolio                                                    1.25          --         .10        1.35(23)
Third Avenue
      Value Portfolio                                                         .90          --         .40        1.30(24)
Wanger
      International Small Cap                                                1.24          --         .19        1.43(25)
      U.S. Smaller Companies                                                  .94          --         .05         .99(25)
      (previously Wanger U.S. Small Cap)

(1)  Annual operating expenses for the fiscal year ending April 30, 2001.

(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).

(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.

(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.

(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.

(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals:

-    the portion of your initial net premium allocated to the fixed account;
     plus

-    interest accrued before the policy date; minus

- the portion of the monthly deduction for the first policy month allocated to the fixed account.

On any later date, the value in the fixed account equals:

-    the value on the previous monthly date; plus

-    net premiums allocated to the fixed account since the last monthly date;
     plus

- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

-    accrued interest on all of the above; minus

- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund or trust in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You as owner bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-    the portion of your initial net premium allocated to the subaccount; plus

-    interest accrued before the policy date; minus

- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus

- net premiums received and allocated to the subaccount during the current valuation period; plus

- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus

- any transfers from the subaccount including loan transfers during the current valuation period; minus

- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: We convert the policy value allocated to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, we subtract a certain number of accumulation units.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund, on any change in the value of trust units and on certain charges. Here is how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: We determine the net investment factor at the end of each valuation period. This factor equals: (a DIVIDED BY b) - c where:

(a) equals:

-    net asset value per share of the fund or value of a unit of the trust; plus

- per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

- any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

- net asset value per share of the fund or value of a unit of the trust at the end of the preceding valuation period; plus

- any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge and, for the subaccount investing in the trust, the transaction charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments allocated to the subaccounts;

-    transfers into or out of the subaccount(s);

-    partial surrenders and partial surrender fees;

-    surrender charges; and/or

-    pro rata portions of the monthly deductions.

Accumulation unit values will fluctuate due to:

-    changes in underlying fund(s) net asset value or the value of the trust;

-    dividends distributed to the subaccount(s);

-    capital gains or losses of underlying funds;

-    fund operating expenses;

-    mortality and expense risk charges; and/or

-    the transaction charge for the subaccount investing in the trust.

DEATH BENEFITS

When you purchase your policy, you decide on the minimum amount of protection you want for the beneficiary if the insured dies. This amount is called the specified amount. Your policy's death benefit can never be less than this amount unless you change it or unless your policy has an outstanding indebtedness.

You also choose one of two death benefit options, which determines how the policy's value will affect the amount paid to the beneficiary if the insured dies while the policy is in force:

OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-    the specified amount on the date of the insured's death; or

- the applicable percentage of the policy value on the date of death, if death occurs on a valuation date, or on the next valuation date following the date of death.

(See table below.)

APPLICABLE PERCENTAGE TABLE

INSURED'S ATTAINED      APPLICABLE PERCENTAGE     INSURED'S ATTAINED      APPLICABLE PERCENTAGE
INSURANCE AGE              OF POLICY VALUE           INSURANCE AGE           OF POLICY VALUE
40 or younger                   250%                      61                     128%
41                              243                       62                     126
42                              236                       63                     124
43                              229                       64                     122
44                              222                       65                     120
45                              215                       66                     119
46                              209                       67                     118
47                              203                       68                     117
48                              197                       69                     116
49                              191                       70                     115
50                              185                       71                     113
51                              178                       72                     111
52                              171                       73                     109
53                              164                       74                     107
54                              157                    75-95                     105
55                              150                       96                     104
56                              146                       97                     103
57                              142                       98                     102
58                              138                       99                     101
59                              134                      100                     100
60                              130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which requires a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-    the policy value plus the specified amount; or

- the applicable percentage of policy value (from the preceding table) on the date of death, if death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES:                                        OPTION 1      OPTION 2
Specified amount                                 $100,000      $100,000
Policy value                                     $  5,000      $  5,000
Death benefit                                    $100,000      $105,000
Policy value increases to                        $  8,000      $  8,000
Death benefit                                    $100,000      $108,000
Policy value decreases to                        $  3,000      $  3,000
Death benefit                                    $100,000      $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life of New York's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

The minimum specified amount for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more is:

-    $350,000 in the first policy year;

-    $325,000 in years two to five;

-    $300,000 in years six to ten; and

-    $275,000 thereafter.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-    Minimum monthly premium.

-    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 75. IDS Life will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effects on policy charges:

- Your monthly deduction will increase because the cost of insurance and death benefit guarantee charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will increase.

-    The minimum monthly premium will increase if the DBG is in effect.

-    The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the DBG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the DBG in effect.

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount (currently $50,000 for the first two policy years, $40,000 in years three through ten, and $25,000 thereafter). If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

The minimum specified amount for policies purchased on or after May 1, 1991 with an initial specified amount of $350,000 or more is:

-    $350,000 in the first policy year;

-    $325,000 in years two to five;

-    $300,000 in years six to ten; and

-    $275,000 thereafter.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance and the DBG charge both depend upon the specified amount.

-    Charges for certain optional insurance benefits will decrease.

-    The minimum monthly premium will decrease if the DBG is in effect.

-    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-    First from the portion due to the most recent increase;

-    Next from portions due to the next most recent increases successively; and

-    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different rate classifications to the current specified amount. We will eliminate the rate classification applicable to the most recent increase in the specified amount first, then the rate classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-    the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-    the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life of New York, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you or your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners.

We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

- limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-    For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-    For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-    None.

From the fixed account to a subaccount:

-    Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1  BY LETTER:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203

2  BY PHONE:

Call between 8 a.m. and 6 p.m. (Monday-Thursday); 8 a.m. and 4:30 p.m. (Friday) All Eastern Times:

(800) 541-2251 (toll free) or

(518) 869-8613 (Albany area)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life of New York and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

-    Minimum automated transfer: $50

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                               NUMBER
                                                            AMOUNT         ACCUMULATION       OF UNITS
                                            MONTH          INVESTED         UNIT VALUE        PURCHASED
By investing an equal number                 Jan            $100               $20               5.00
of dollars each month ...                    Feb             100                16               6.25
                                             Mar             100                 9              11.11
you automatically buy                        Apr             100                 5              20.00
more units when the                          May             100                 7              14.29
per unit market price is low ... ---->       June            100                10              10.00
                                             July            100                15               6.67
and fewer units                              Aug             100                20               5.00
when the per unit                            Sept            100                17               5.88
market price is high.            ---->       Oct             100                12               8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

POLICY LOANS

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

INTEREST RATE: The interest rate for policy loans is 6.1% payable in advance, which is equivalent to a 6.5% effective rate. For policies purchased on or after May 1, 1993, we expect to reduce the loan interest rate after a policy's 10th anniversary to 4.3% payable in advance, equivalent to a 4.5% effective rate.

MINIMUM LOAN: $200 or the remaining loan value, whichever is less.

MAXIMUM LOAN: 85% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. In doing so, we will deduct from the loan value interest for the period until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of payments" under "Payment of Policy Proceeds").

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.5% annual interest.

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s) or the trust.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS

You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments" under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you surrender your policy totally, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $200 up to 85% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life of New York will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

A partial surrender will reduce the policy value by the amount of the partial surrender and fee.

A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

A partial surrender may terminate the DBG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG in effect.

If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life of New York will deduct this decrease from the current specified amount in this order:

-    First from the specified amount provided by the most recent increase;

-    Next from the next most recent increases successively;

-    Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life of New York will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Death Benefits.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES

Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There will be no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.

PAID-UP INSURANCE OPTION

You may request that we use the cash surrender value of the policy be used to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

ACCIDENTAL DEATH BENEFIT (ADB)

ADB provides an additional death benefit if the insured's death is caused by accidental injury.

CHILDREN'S INSURANCE RIDER (CIR)

CIR provides level term care on each eligible child.

OTHER INSURED RIDER (OIR)

OIR provides a level, adjustable death benefit on the life of each other insured covered.

WAIVER OF MONTHLY DEDUCTION (WMD)

Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:

-    you surrender the policy;

-    the insured dies; or

- the policy maturity date is reached, which occurs when the insured reaches attained insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life of New York's general account. Unless we agree otherwise, payments under all options must be made to a natural person.

You may also, by written request, change a prior choice of payment option, or, if we agree, to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A: INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B: PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

              PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                     5                                   $18.32
                    10                                    10.06
                    15                                     7.34
                    20                                     6.00
                    25                                     5.22
                    30                                     4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
          Before 1920                 0               1945-1949                         6
          1920-1924                   1               1950-1959                         7
          1925-1929                   2               1960-1969                         8
          1930-1934                   3               1970-1979                         9
          1935-1939                   4               1980-1989                        10
          1940-1944                   5               After 1989                       11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                       ---------------------------------------------------------------------
                            10 YEARS                 15 YEARS                 20 YEARS
ADJUSTED AGE PAYEE      MALE        FEMALE       MALE        FEMALE      MALE         FEMALE
50                     $4.81        $4.47       $4.74        $4.45       $4.65        $4.40
55                      5.20         4.80        5.09         4.74        4.94         4.87
60                      5.70         5.22        5.51         5.12        5.25         4.98
65                      6.35         5.77        5.98         5.58        5.54         5.32
70                      7.14         6.50        6.47         6.12        5.77         5.63
75                      8.00         7.40        6.87         6.64        5.91         5.85

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-    the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than ten days, we will pay you interest on the amount surrendered at an annual rate of 4% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life of New York's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service
(IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life of New York reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE OF NEW YORK'S TAX STATUS

IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life of New York's tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

SOURCE OF PROCEEDS                                          TAXABLE PORTION OF PRE-DEATH PROCEEDS
--------------------------------------------------------------------------------------------------------------
Full surrender:                                             Amount received plus any indebtedness, minus
                                                            your investment in the policy.*

Lapse:                                                      Any outstanding indebtedness minus your
                                                            investment in the policy.*

Partial surrenders (modified endowments):                   Lesser of: The amount received or policy value
                                                            minus your investment in the policy.*

Policy loans and assignments (modified                      Lesser of: The amount of the loan/assignment or
endowments):                                                policy value minus your investment in the policy.*

Partial surrenders (not modified endowments):               Generally, if the amount received is greater than
                                                            your investment in the policy,* the amount in
                                                            excess of your investment is taxable. However,
                                                            during the first 15 policy years, a different
                                                            amount may be taxable if the partial surrender
                                                            results in or is necessitated by a reduction in
                                                            benefits.

Policy loans and assignments (not modified endowments):     None.**

Payment options:                                            If proceeds of the policy will be paid under one
                                                            of the payment options, see the "Payment option"
                                                            section for tax information.
--------------------------------------------------------------------------------------------------------------


* The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-    you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-    the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE OF NEW YORK

IDS Life of New York is a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Ave. Extension, Albany, NY 12203.

IDS Life of New York is licensed in New York and North Dakota, and it conducts a conventional life insurance business in the state of New York. All annuity contracts and insurance policies issued by IDS Life of New York, including the policy described in this prospectus, are non-participating.

OWNERSHIP

IDS Life of New York, a New York corporation, is a wholly-owned subsidiary of IDS Life, a Minnesota corporation, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $219 billion.

STATE REGULATION

IDS Life of New York is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. IDS Life of New York files an annual statement in a prescribed form with New York's Department of Insurance. IDS Life of New York's books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.

DISTRIBUTION OF THE POLICY

American Express Financial Advisors Inc. (AEFA), a registered broker/dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., serves as principal underwriter for the life insurance policy. AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy.

IDS Life of New York pays its representatives a commission of up to 81% of the initial target premium (annualized), plus up to 4.8% of all premiums in excess of the target premium. At the end of policy years one through ten, IDS Life of New York pays a service fee of not greater than 0.125% of the policy value, net of indebtedness. IDS Life of New York also pays additional commissions if an increase occurs.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the financial statements of IDS Life Insurance Company of New York at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life Insurance at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

MANAGEMENT OF IDS LIFE OF NEW YORK

DIRECTORS

GUMER C. ALVERO

Director since April 2001. Vice President - Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

TIMOTHY V. BECHTOLD

Director since April 1999. Chief Executive Officer since April 2001. President since 1998. Executive Vice President - Risk Management Products since December 1999. Vice President, Risk Management Products, IDS Life Insurance Company, from January 1995 to December 1999.

MAUREEN A. BUCKLEY

Director since April 1999. Vice President, Chief Operating Officer and Consumer Affairs Officer and Claims Officer since 1998. Chief Operating Officer and Consumer Affairs Officer, American Centurion Life Assurance Company, since March 1995.

RODNEY P. BURWELL*

Director since April 1999. Chairman, Xerxes Corporation (manufacturing), since 1969.

ROBERT R. GREW*

Lawyer and Partner, Carter, Ledyard & Milburn, NYC, since 1957.

CAROL A. HOLTON

Director, since April 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director, Distributor Services, AEFC, from September 1997 to April 1998. Director, Business Systems and Operations, F&G Life, from July 1996 to August 1997.

JEAN B. KEFFELER*

Director since April 1999. Business and management consultant since 1991.

ERIC L. MARHOUN

Director since April 2001. General Counsel and Secretary since 1998. Group Counsel and Vice President, AEFA, since 1997. Counsel AEFA, from 1996 to 1997.

THOMAS R. MCBURNEY*

Director since April 1999. President - McBurney Management Associates, since
1990.

EDWARD J. MUHL*

Director since April 1999. Vice Chairman, Peterson Consulting LLP, since January 1997.

THOMAS V. NICOLOSI

Director since October 1996. Group Vice President - New York Metro Area, AEFA, from January 1995 to present.

STEPHEN P. NORMAN

Secretary, American Express, since 1982.

RICHARD M. STARR

Director since October 1996. Managing Counsel, American Express Company, since March 1995.

MICHAEL R. WOODWARD

Director since December 2000. Senior Vice President, Field Management, AEFC, since June 1991.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART

Vice President - Investments since December 1999. Investment Officer since March 1992.

PHILIP C. WENTZEL

Vice President and Controller since 1998. Director of Financial Reporting and Analysis from 1992-1997.

DAVID L. YOWAN

Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since April 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all directors and principal officers (except otherwise noted) is: 20 Madison Avenue Extension, Albany, NY 12203. Mr. Burwell's address is:
7901 Xerxes Avenue South, Suite 201, Bloomington, MN 55431-1253. Mr. Grew's address is: Carter, Ledyard & Milburn, 2 Wall Street, New York, NY 10005-2072. Ms. Keffeler's address is: 3424 Zenith Ave. South, Minneapolis, MN 55416. Mr. McBurney's address is: 1700 Foshay Tower, 821 Marquette Ave., Minneapolis, MN 55402. Mr. Muhl's address is: 16 Wolfe Street, Alexandria, VA 22314.

The officers, employees and sales force of IDS Life of New York are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.

OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life of New York, please refer to the registration statement.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues -- for example, the election of directors -- all shares may vote together as one series. In some cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one Fund -- for example, a fundamental investment restriction pertaining only to that Fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life of New York is the owner of all fund shares and therefore holds all voting rights. However, IDS Life of New York will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life of New York also will vote fund shares that are not otherwise attributable to owners the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life of New York may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life of New York does disregard voting instructions, we will advise you of that action and the reasons for in our next report to owners.

Generally, ownership of units of a unit investment trust does not involve the exercise of voting rights. However, unit holders in the trust may vote for removal of the trustee or for amendment or termination of the trust indenture. In the event of such a vote, IDS Life of New York, as the owner of the units, would solicit voting instructions from owners under the same procedures used for votes affecting the fund.

REPORTS

At least once a year IDS Life of New York will mail you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life of New York, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                              www.ambest.com
Fitch                                  www.fitchratings.com
Moody's                                www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

-    the annual rate of return of the Fund is 0%, 6% or 12%;

- the cost of insurance rates and policy fees are current rates and fees for policies purchased on or after November 20, 1997;

-    the cost of insurance rates and policy fees are guaranteed rates and fees.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the funds. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole but differed across individual funds.

INSURED: assumes a male insurance age 35, in a standard rate classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard rate classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $900 premium is assumed to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since indebtedness is assumed to be zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES

The death benefit, policy value and cash surrender value reflect the following charges:

-    Sales charge: 2.5% of each premium payment.

-    Premium tax charge: 1% of each premium payment.

- Cost of insurance charge and surrender charge for the sex, age and rate classification for the assumed insured.

-    Policy fee: $5 per month.

- Death benefit guaranteed charge: 1 cent per $1,000 of the current specified amount.

- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the funds, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees of the funds available under the policy and the transaction charge of the trust. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information;

- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.

- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually; and

- a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees, and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL INVESTMENT           NET ANNUAL RATE OF RETURN FOR            NET ANNUAL RATE OF RETURN FOR
RATE OF RETURN               "GUARANTEED COSTS ASSUMED" ILLUSTRATION   "CURRENT COSTS ASSUMED" ILLUSTRATION
      0%                                       (1.87%)                                  (1.87%)
      6                                         4.13                                     4.13
     12                                        10.13                                    10.13

TAXES: Results shown in the tables reflect the fact that IDS Life of New York does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.

ILLUSTRATION                                                                        POLICIES PURCHASED ON OR AFTER NOVEMBER 20, 1997
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                         MALE-- AGE 35                                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      NONSMOKER                                            ANNUAL PREMIUM $900
------------------------------------------------------------------------------------------------------------------------------------
            PREMIUM
          ACCUMULATED          DEATH BENEFIT(1),(2)                  POLICY VALUE(1),(2)               CASH SURRENDER VALUE(1),(2)
END OF    WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST         ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%           6%          12%        0%           6%           12%          0%           6%           12%
------------------------------------------------------------------------------------------------------------------------------------
    1      $   945     $100,000     $100,000     $100,000     $  619      $   664     $    709      $   --     $    17     $     61
    2        1,937      100,000      100,000      100,000      1,228        1,357        1,490         501         629          763
    3        2,979      100,000      100,000      100,000      1,815        2,067        2,340       1,030       1,281        1,555
    4        4,073      100,000      100,000      100,000      2,381        2,796        3,266       1,536       1,952        2,422
    5        5,222      100,000      100,000      100,000      2,925        3,545        4,275       2,024       2,644        3,374
    6        6,428      100,000      100,000      100,000      3,449        4,315        5,377       2,728       3,594        4,656
    7        7,694      100,000      100,000      100,000      3,953        5,107        6,581       3,412       4,566        6,041
    8        9,024      100,000      100,000      100,000      4,434        5,918        7,896       4,074       5,558        7,535
    9       10,420      100,000      100,000      100,000      4,894        6,751        9,333       4,713       6,571        9,152
   10       11,886      100,000      100,000      100,000      5,326        7,601       10,899       5,326       7,601       10,899
   11       13,425      100,000      100,000      100,000      5,732        8,469       12,610       5,732       8,469       12,610
   12       15,042      100,000      100,000      100,000      6,112        9,356       14,481       6,112       9,356       14,481
   13       16,739      100,000      100,000      100,000      6,465       10,261       16,526       6,465      10,261       16,526
   14       18,521      100,000      100,000      100,000      6,787       11,182       18,763       6,787      11,182       18,763
   15       20,392      100,000      100,000      100,000      7,079       12,120       21,214       7,079      12,120       21,214
   16       22,356      100,000      100,000      100,000      7,337       13,071       23,896       7,337      13,071       23,896
   17       24,419      100,000      100,000      100,000      7,559       14,035       26,835       7,559      14,035       26,835
   18       26,585      100,000      100,000      100,000      7,739       15,006       30,055       7,739      15,006       30,055
   19       28,859      100,000      100,000      100,000      7,873       15,982       33,585       7,873      15,982       33,585
   20       31,247      100,000      100,000      100,000      7,960       16,960       37,460       7,960      16,960       37,460
age 60      45,102      100,000      100,000      100,000      7,465       21,717       63,509       7,465      21,717       63,509
age 65      62,785      100,000      100,000      129,681      4,875       25,798      106,296       4,875      25,798      106,296
------------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                          MALE-- AGE 35                                    GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                       NONSMOKER                                           ANNUAL PREMIUM $900
------------------------------------------------------------------------------------------------------------------------------------
            PREMIUM
          ACCUMULATED          DEATH BENEFIT(1),(2)                   POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF    WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%           6%          12%         0%           6%           12%         0%           6%           12%
------------------------------------------------------------------------------------------------------------------------------------
    1      $   945     $100,000     $100,000     $100,000      $  617      $   661     $    706     $   --     $    13     $     58
    2        1,937      100,000      100,000      100,000       1,223        1,350        1,484        495         623          757
    3        2,979      100,000      100,000      100,000       1,807        2,058        2,330      1,021       1,272        1,544
    4        4,073      100,000      100,000      100,000       2,369        2,783        3,252      1,525       1,939        2,407
    5        5,222      100,000      100,000      100,000       2,911        3,529        4,256      2,010       2,628        3,355
    6        6,428      100,000      100,000      100,000       3,421        4,283        5,341      2,700       3,562        4,620
    7        7,694      100,000      100,000      100,000       3,911        5,059        6,527      3,370       4,518        5,986
    8        9,024      100,000      100,000      100,000       4,370        5,846        7,812      4,010       5,485        7,452
    9       10,420      100,000      100,000      100,000       4,811        6,656        9,221      4,631       6,475        9,040
   10       11,886      100,000      100,000      100,000       5,223        7,479       10,753      5,223       7,479       10,753
   11       13,425      100,000      100,000      100,000       5,605        8,316       12,423      5,605       8,316       12,423
   12       15,042      100,000      100,000      100,000       5,960        9,168       14,247      5,960       9,168       14,247
   13       16,739      100,000      100,000      100,000       6,275       10,026       16,231      6,275      10,026       16,231
   14       18,521      100,000      100,000      100,000       6,564       10,901       18,403      6,564      10,901       18,403
   15       20,392      100,000      100,000      100,000       6,816       11,783       20,775      6,816      11,783       20,775
   16       22,356      100,000      100,000      100,000       7,020       12,663       23,360      7,020      12,663       23,360
   17       24,419      100,000      100,000      100,000       7,189       13,552       26,192      7,189      13,552       26,192
   18       26,585      100,000      100,000      100,000       7,311       14,441       29,291      7,311      14,441       29,291
   19       28,859      100,000      100,000      100,000       7,378       15,320       32,680      7,378      15,320       32,680
   20       31,247      100,000      100,000      100,000       7,377       16,179       36,388      7,377      16,179       36,388
age 60      45,102      100,000      100,000      100,000       6,248       20,051       61,211      6,248      20,051       61,211
age 65      62,785      100,000      100,000      124,500       2,319       22,331      102,049      2,319      22,331      102,049
------------------------------------------------------------------------------------------------------------------------------------

(1)  Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

IDS LIFE OF NEW YORK ACCOUNT 8 - IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE INSURANCE

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life Insurance (comprised of subaccounts YEQ, YEI, YGS, YIN, YIT, YMA, YMM, YBC, YBD, YCR, YCM, YDE, YEM, YEX, YFI, YGB, YGR, YIE, YMF, YND, YIV, YSM, YSA, YCA, YCD, YGI, YIR, YVL, YSB, YEG, YSC, YGC, YMP, YOS, YRE, YSV, YIF, YIS, YSE, YUE, YMC, YAG, YGT, YIG, YIP, YGW, YDS, YPH, YIO, YNO, YVS, YMI, YVA, YIC, YSP and Y04) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life Insurance at December 31, 2001 and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP


Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                              --------------------------------------------------
DECEMBER 31, 2001                                                                 YEQ            YEI         YGS         YIN
ASSETS
Investments in shares of mutual funds, portfolios and units of the trust:
    at cost                                                                   $83,623,516  $    27,899  $   839,046  $ 6,544,810
                                                                              --------------------------------------------------
    at market value                                                           $55,192,136  $    27,467  $   850,309  $ 6,363,949
Dividends receivable                                                                   --           --        3,452       30,215
Accounts receivable from IDS Life of New York for contract purchase payments       21,733           53           --           --
Receivable from mutual funds, portfolios and the trust for share redemptions           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   55,213,869       27,520      853,761    6,394,164
================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                 42,147           18          653        4,886
    Transaction charge                                                                 --           --           --           --
    Contract terminations                                                              --           --          202          760
Payable to mutual funds, portfolios and the trust for investments purchased            --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  42,147           18          855        5,646
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period       $55,171,722  $    27,502  $   852,906  $ 6,388,518
================================================================================================================================
Accumulation units outstanding                                                 14,771,075       26,777      332,451    2,394,245
================================================================================================================================
Net asset value per accumulation unit                                         $      3.74  $      1.03  $      2.57  $      2.67
================================================================================================================================
                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                              -------------------------------------
DECEMBER 31, 2001                                                                 YIT          YMA          YMM
ASSETS
Investments in shares of mutual funds, portfolios and units of the trust:
    at cost                                                                   $19,821,547  $40,953,891  $ 3,321,679
                                                                              -------------------------------------
    at market value                                                           $13,043,496  $35,946,666  $ 3,321,784
Dividends receivable                                                                   --           --        5,354
Accounts receivable from IDS Life of New York for contract purchase payments        5,543        4,031        4,871
Receivable from mutual funds, portfolios and the trust for share redemptions           --           --           --
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                   13,049,039   35,950,697    3,332,009
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                  9,963       27,456        2,545
    Transaction charge                                                                 --           --           --
    Contract terminations                                                              --           --           --
Payable to mutual funds, portfolios and the trust for investments purchased            --           --           --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   9,963       27,456        2,545
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period       $13,039,076  $35,923,241  $ 3,329,464
===================================================================================================================
Accumulation units outstanding                                                  8,457,563   10,735,398    1,816,416
===================================================================================================================
Net asset value per accumulation unit                                         $      1.54  $      3.35  $      1.83
===================================================================================================================

See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            --------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                  YBC       YBD       YCR      YCM        YDE      YEM       YEX
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                                 $ 36,282  $796,321  $ 14,042  $539,922  $672,345  $ 13,198  $380,504
                                                            --------------------------------------------------------------------
    at market value                                         $ 34,610  $791,320  $ 14,332  $539,908  $680,396  $ 12,964  $367,619
Dividends receivable                                              --     3,556        --       855        --        --     3,100
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   4       494        --     3,194       591        --        --
Receivable from mutual funds, portfolios
  and the trust for share redemptions                             --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  34,614   795,370    14,332   543,957   680,987    12,964   370,719
================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                22       584        10       433       492        10       264
    Transaction charge                                            --        --        --        --        --        --        --
    Contract terminations                                         --        --        56        --        --        12       104
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       --        --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22       584        66       433       492        22       368
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                                    $ 34,592  $794,786  $ 14,266  $543,524  $680,495  $ 12,942  $370,351
================================================================================================================================
Accumulation units outstanding                                43,561   737,760    20,340   531,602   661,750    14,239   372,704
================================================================================================================================
Net asset value per accumulation unit                       $   0.79  $   1.08  $   0.70  $   1.02  $   1.03  $   0.91  $   0.99
================================================================================================================================

See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         YFI         YGB         YGR         YIE        YMF         YND          YIV
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                       $  167,241  $   94,232  $  141,010  $   15,431  $  110,743  $2,178,942  $  861,183
                                                  ----------------------------------------------------------------------------------
    at market value                               $  167,141  $   92,824  $  124,955  $   14,665  $  108,371  $2,150,273  $  857,374
Dividends receivable                                     771         664          --          --          --          --          --
Accounts receivable from IDS Life of New York
  for contract purchase payments                          --          --       1,147           3          --       2,173         594
Receivable from mutual funds, portfolios
  and the trust for share redemptions                     --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                         167,912      93,488     126,102      14,668     108,371   2,152,446     857,968
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                       127          64          93          11          78       1,545         603
    Transaction charge                                    --          --          --          --          --          --          --
    Contract terminations                             21,549          21          --          --         115          --          --
Payable to mutual funds, portfolios and the
  trust for investments purchased                         --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     21,676          85          93          11         193       1,545         603
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $  146,236  $   93,403  $  126,009  $   14,657  $  108,178  $2,150,901  $  857,365
====================================================================================================================================
Accumulation units outstanding                       137,637      88,217     205,883      27,197     131,326   2,894,751   1,027,037
====================================================================================================================================
Net asset value per accumulation unit             $     1.06  $     1.06  $     0.61  $     0.54  $     0.82  $     0.74  $     0.83
====================================================================================================================================

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                     YSM          YSA         YCA         YCD         YGI          YIR          YVL
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                    $  101,431  $  133,021  $   70,689  $  130,870  $27,235,030  $   314,907  $ 1,088,833
                                               -------------------------------------------------------------------------------------
    at market value                            $  103,992  $  121,285  $   61,394  $  131,251  $22,399,303  $   295,157  $ 1,158,591
Dividends receivable                                   --          --          --          --           --           --           --
Accounts receivable from IDS Life of New York
  for contract purchase payments                      282         172          70          --       14,383          205          901
Receivable from mutual funds, portfolios
  and the trust for share redemptions                  --          --          46         105       16,914          226          833
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                      104,274     121,457      61,510     131,356   22,430,600      295,588    1,160,325
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                     75          91          46          94       16,914          209          833
    Transaction charge                                 --          --          --          --           --           --           --
    Contract terminations                              --          --          --          11           --           17           --
Payable to mutual funds, portfolios
  and the trust for investments purchased              --          --          70          --       14,383           --          901
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      75          91         116         105       31,297          226        1,734
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $  104,199  $  121,366  $   61,394  $  131,251  $22,399,303  $   295,362  $ 1,158,591
====================================================================================================================================
Accumulation units outstanding                    115,002     316,802      90,451     143,098   16,461,529      418,865      964,264
====================================================================================================================================
Net asset value per accumulation unit          $     0.91  $     0.38  $     0.68  $     0.92  $      1.36  $      0.71  $      1.20
====================================================================================================================================

See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         YSB         YEG         YSC         YGC        YMP          YOS         YRE
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                       $   50,638  $   22,765  $  110,869  $  989,001  $1,259,458  $  178,974  $  299,573
                                                  ----------------------------------------------------------------------------------
    at market value                               $   48,136  $   23,982  $  115,067  $  998,022  $1,315,225  $  167,196  $  308,692
Dividends receivable                                      --          --          --          --          --          --          --
Accounts receivable from IDS Life of New York
  for contract purchase payments                          --          78         759       3,281       4,418         535         362
Receivable from mutual funds, portfolios
  and the trust for share redemptions                     34          18          84         710         952         120         212
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                          48,170      24,078     115,910   1,002,013   1,320,595     167,851     309,266
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                        34          18          84         710         952         120         212
    Transaction charge                                    --          --          --          --          --          --          --
    Contract terminations                                 --          --          --          --          --          --          --
Payable to mutual funds, portfolios
  and the trust for investments purchased                 --          78         759       3,281       4,418         535         362
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         34          96         843       3,991       5,370         655         574
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $   48,136  $   23,982  $  115,067  $  998,022  $1,315,225  $  167,196  $  308,692
====================================================================================================================================
Accumulation units outstanding                        56,091      30,109     182,535   1,118,507   1,326,273     222,013     266,956
====================================================================================================================================
Net asset value per accumulation unit             $     0.86  $     0.80  $     0.63  $     0.89  $     0.99  $     0.75  $     1.16
====================================================================================================================================

See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                YSV        YIF        YIS       YSE        YUE        YMC        YAG
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                              $ 149,796  $ 235,361  $  65,314  $  96,786  $ 138,876  $ 555,270  $ 216,235
                                                         ---------------------------------------------------------------------------
    at market value                                      $ 159,011  $ 224,546  $  66,581  $ 102,798  $ 138,379  $ 557,725  $ 190,657
Dividends receivable                                            --         --         --         --         --         --         --
Accounts receivable from IDS Life of New York
  for contract purchase payments                               875         43        355         85         --      1,124        690
Receivable from mutual funds, portfolios
  and the trust for share redemptions                          115        154         51         73        130        400        141
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               160,001    224,743     66,987    102,956    138,509    559,249    191,488
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                             115        154         51         73        101        400        141
    Transaction charge                                          --         --         --         --         --         --         --
    Contract terminations                                       --         --         --         --         29         --         --
Payable to mutual funds, portfolios
  and the trust for investments purchased                      875         43        355         85         --      1,124        690
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              990        197        406        158        130      1,524        831
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                       $ 159,011  $ 224,546  $  66,581  $ 102,798  $ 138,379  $ 557,725  $ 190,657
====================================================================================================================================
Accumulation units outstanding                             130,527    262,314     68,697    100,370    166,993    468,122    373,056
====================================================================================================================================
Net asset value per accumulation unit                    $    1.22  $    0.86  $    0.97  $    1.02  $    0.83  $    1.19  $    0.51
====================================================================================================================================

See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         YGT         YIG         YIP         YGW         YDS         YPH         YIO
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                       $   93,685  $  659,923  $  199,613  $  688,171  $  576,457  $  153,377  $  196,960
                                                  ----------------------------------------------------------------------------------
    at market value                               $   86,917  $  644,349  $  181,971  $  655,589  $  605,055  $  154,739  $  186,010
Dividends receivable                                      --          --          --          --          --          --          --
Accounts receivable from IDS Life of New York
  for contract purchase payments                       1,017         751          48         476       1,599         199       1,195
Receivable from mutual funds, portfolios
  and the trust for share redemptions                     60         457         133         474         423         109         134
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                          87,994     645,557     182,152     656,539     607,077     155,047     187,339
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                        60         457         133         474         423         109         134
    Transaction charge                                    --          --          --          --          --          --          --
    Contract terminations                                 --          --          --          --          --          --          --
Payable to mutual funds, portfolios
  and the trust for investments purchased              1,017         751          48         476       1,599         199       1,094
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,077       1,208         181         950       2,022         308       1,228
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $   86,917  $  644,349  $  181,971  $  655,589  $  605,055  $  154,739  $  186,111
====================================================================================================================================
Accumulation units outstanding                       165,437     904,684     243,588     923,086     658,726     153,689     284,078
====================================================================================================================================
Net asset value per accumulation unit             $     0.53  $     0.71  $     0.75  $     0.71  $     0.92  $     1.01  $     0.66
====================================================================================================================================

See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                      YNO          YVS          YMI        YVA          YIC         YSP         Y04
ASSETS
Investments in shares of mutual funds,
  portfolios and units of the trust:
    at cost                                    $27,623,762  $  248,530  $  703,909  $ 1,339,435  $  137,123  $  263,319  $   600,555
                                               -------------------------------------------------------------------------------------
    at market value                            $17,447,907  $  232,751  $  760,723  $ 1,396,089  $  125,663  $  275,806  $   886,350
Dividends receivable                                    --          --          --           --          --          --           --
Accounts receivable from IDS Life of New York
  for contract purchase payments                     4,763         130         614        2,515         254         259           --
Receivable from mutual funds, portfolios
  and the trust for share redemptions               13,119         171         533        1,000          89         190        1,545
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    17,465,789     233,052     761,870    1,399,604     126,006     276,255      887,895
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                  13,119         171         533        1,000          89         190          686
    Transaction charge                                  --          --          --           --          --          --          191
    Contract terminations                               --          --          --           --          --          --          668
Payable to mutual funds, portfolios
  and the trust for investments purchased            4,763         130         614        1,347         254         259           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   17,882         301       1,147        2,347         343         449        1,545
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $17,447,907  $  232,751  $  760,723  $ 1,397,257  $  125,663  $  275,806  $   886,350
====================================================================================================================================
Accumulation units outstanding                  13,899,882     385,448     583,110    1,130,675     179,523     239,021      232,654
====================================================================================================================================
Net asset value per accumulation unit          $      1.26  $     0.60  $     1.30  $      1.24  $     0.70  $     1.15  $      3.81
====================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                    YEQ          YEI          YGS        YIN          YIT           YMA           YMM
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                 $     82,017   $     101   $  37,951  $  387,576   $   136,958   $   708,381   $  118,839
Variable account expenses                       546,098          80       6,753      57,164       132,486       336,302       28,934
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                 (464,081)         21      31,198     330,412         4,472       372,079       89,905
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of
  investments in mutual funds,
  portfolios and the trust:
    Proceeds from sales                       4,162,051       2,225      95,079     685,924     1,545,349     2,101,948    4,331,891
    Cost of investments sold                  5,698,106       2,342      93,564     705,049     2,243,885     2,387,138    4,331,826
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
  on sales of investments                    (1,536,055)       (117)      1,515     (19,125)     (698,536)     (285,190)          65
Distributions from capital gains              8,139,832          15          --          --            --         7,654           --
Net change in unrealized appreciation
  or depreciation of investments            (32,415,854)       (432)      3,195     120,401    (4,668,148)   (9,122,556)         103
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (25,812,077)       (534)      4,710     101,276    (5,366,684)   (9,400,092)         168
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from operations     $(26,276,158)  $    (513)  $  35,908  $  431,688   $(5,362,212)  $(9,028,013)  $   90,073
====================================================================================================================================


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      YBC         YBD         YCR         YCM         YDE         YEM          YEX
INVESTMENT INCOME
Dividend income from mutual funds,
  portfolios and the trust                 $      94   $  17,929   $      17   $   6,485   $   2,800   $       2   $  16,079
Variable account expenses                        131       2,594          20       2,166       1,790          81       1,344
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                   (37)     15,335          (3)      4,319       1,010         (79)     14,735
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales
  of investments in mutual funds,
  portfolios and the trust:
    Proceeds from sales                        2,433     137,941         151     171,638      18,993       1,180      75,897
    Cost of investments sold                   2,609     138,477         154     171,640      19,636       1,240      75,705
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
  on sales of investments                       (176)       (536)         (3)         (2)       (643)        (60)        192
Distributions from capital gains                  --          --          --          --          --          --          --
Net change in unrealized appreciation
  or depreciation of investments              (1,672)     (5,001)        290         (14)      8,051        (234)    (12,885)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,848)     (5,537)        287         (16)      7,408        (294)    (12,693)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from operations     $  (1,885)  $   9,798   $     284   $   4,303   $   8,418   $    (373)  $   2,042
============================================================================================================================

See accompanying notes to financial statements.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     YFI        YGB         YGR        YIE      YMF        YND        YIV
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                     $3,095   $  1,388    $     --    $   84   $ 1,127   $  2,825   $  3,114
Variable account expenses                                      641        215         633        50       396      7,400      2,447
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                               2,454      1,173        (633)       34       731     (4,575)       667
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                      7,834      3,245      20,802     1,470     8,773      6,618     64,304
    Cost of investments sold                                 7,759      3,183      21,664     1,538     9,447      7,116     66,317
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                75         62        (862)      (68)     (674)      (498)    (2,013)
Distributions from capital gains                                --         --          --        --        --         --         --
Net change in unrealized appreciation or depreciation of
  investments                                                 (100)    (1,408)    (16,055)     (766)   (2,372)   (28,669)    (3,809)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (25)    (1,346)    (16,917)     (834)   (3,046)   (29,167)    (5,822)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $2,429   $   (173)   $(17,550)  $  (800)  $(2,315)  $(33,742)  $ (5,155)
====================================================================================================================================


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     YSM        YSA       YCA       YCD        YGI         YIR        YVL
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                     $   --    $   205   $    --   $   --   $    11,083   $      4   $     1
Variable account expenses                                      351        615       321      483       213,572        999     3,119
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                (351)      (410)     (321)    (483)     (202,489)      (995)   (3,118)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                      2,783     31,878    12,503    9,199     1,841,519      9,404    68,770
    Cost of investments sold                                 3,027     36,428    14,085    9,386     2,124,251      9,930    71,351
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (244)    (4,550)   (1,582)    (187)     (282,732)      (526)   (2,581)
Distributions from capital gains                                --         --     4,859       --            --        446        --
Net change in unrealized appreciation or depreciation of
  investments                                                2,561    (11,736)   (9,295)     381    (6,193,691)   (19,750)   69,758
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               2,317    (16,286)   (6,018)     194    (6,476,423)   (19,830)   67,177
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $1,966   $(16,696)  $(6,339)  $ (289)  $(6,678,912)  $(20,825)  $64,059
====================================================================================================================================

See accompanying notes to financial statements.

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     YSB         YEG        YSC       YGC       YMP       YOS         YRE
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                    $ 1,818     $   --     $   --    $   787   $    --   $     94    $ 1,839
Variable account expenses                                      148         98        487      3,320     4,174        612        900
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                               1,670        (98)      (487)    (2,533)   (4,174)      (518)       939
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                      5,530      2,485      3,065     73,029     4,412      1,945      1,987
    Cost of investments sold                                 5,705      2,458      3,166     77,945     4,556      2,139      2,018
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (175)        27       (101)    (4,916)     (144)      (194)       (31)
Distributions from capital gains                               886         --         --      2,667        --        151         --
Net change in unrealized appreciation or depreciation
  of investments                                            (2,502)     1,217      4,198      9,021    55,767    (11,778)     9,119
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (1,791)     1,244      4,097      6,772    55,623    (11,821)     9,088
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $  (121)    $1,146     $3,610    $ 4,239   $51,449   $(12,339)   $10,027
====================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     YSV       YIF         YIS        YSE       YUE        YMC        YAG
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                     $   71   $    785    $   538    $   288   $   596    $ 4,749   $     --
Variable account expenses                                      473        632        194        332       464      2,161        841
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                (402)       153        344        (44)      132      2,588       (841)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                      6,702     13,444     18,641     12,238    12,267     75,742      5,386
    Cost of investments sold                                 7,637     14,936     19,147     12,239    12,522     71,630      6,009
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (935)    (1,492)      (506)        (1)     (255)     4,112       (623)
Distributions from capital gains                               412      6,167         --         --        --     24,529         --
Net change in unrealized appreciation or depreciation of
  investments                                                9,215    (10,815)     1,267      6,012      (497)     2,455    (25,578)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               8,692     (6,140)       761      6,011      (752)    31,096    (26,201)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $8,290   $ (5,987)   $ 1,105    $ 5,967   $  (620)   $33,684   $(27,042)
====================================================================================================================================

See accompanying notes to financial statements.

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      YGT       YIG        YIP        YGW        YDS       YPH       YIO
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                    $    293   $  1,724   $      6   $     45   $    --   $ 1,169   $     --
Variable account expenses                                       337      1,991        697      2,317     1,708       399        804
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  (44)      (267)      (691)    (2,272)   (1,708)      770       (804)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                      10,377     11,885     14,999     13,928    16,655    12,201     17,132
    Cost of investments sold                                 13,183     14,359     16,061     15,181    17,365    12,550     17,612
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,806)    (2,474)    (1,062)    (1,253)     (710)     (349)      (480)
Distributions from capital gains                                 --         --        370        541       779        --         --
Net change in unrealized appreciation or depreciation
  of investments                                             (6,768)   (15,574)   (17,642)   (32,582)   28,598     1,362    (10,951)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (9,574)   (18,048)   (18,334)   (33,294)   28,667     1,013    (11,431)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $ (9,618)  $(18,315)  $(19,025)  $(35,566)  $26,959   $ 1,783   $(12,235)
====================================================================================================================================


                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        YNO          YVS        YMI     YVA       YIC       YSP        Y04
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the
  trust                                                    $         --   $     --   $    --  $   711  $     --   $     5   $    --
Variable account expenses                                       169,601      1,010     2,179    4,140       420       820     9,323
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (169,601)    (1,010)   (2,179)  (3,429)     (420)     (815)   (9,323)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                       1,567,255     26,698    80,291   12,866     4,673     7,844    94,976
    Cost of investments sold                                  2,413,583     29,914    87,426   13,602     5,671     8,000    62,983
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (846,328)    (3,216)   (7,135)    (736)     (998)     (156)   31,993
Distributions from capital gains                              3,611,875      2,658    10,442    4,671     4,172        --        --
Net change in unrealized appreciation or depreciation
  of investments                                            (10,052,007)   (15,779)   56,814   56,654   (11,460)   12,487    27,890
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (7,286,460)   (16,337)   60,121   60,589    (8,286)   12,331    59,883
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $ (7,456,061)  $(17,347)  $57,942  $57,160  $ (8,706)  $11,516   $50,560
====================================================================================================================================

See accompanying notes to financial statements.

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                            ----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                   YEQ            YGS         YIN           YIT             YMA
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and
  the trust                                                  $22,467,959     $  33,066    $367,804    $ 3,223,670    $  2,959,897
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                               931,569         5,350      52,052        170,962         460,310
    Transaction charge                                                --            --          --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   931,569         5,350      52,052        170,962         460,310
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                21,536,390        27,716     315,752      3,052,708       2,499,587
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
 mutual funds, portfolios and the trust:
    Proceeds from sales                                        3,160,690       181,545     823,434        514,409       2,724,155
    Cost of investments sold                                   1,892,427       189,825     884,240        460,672       1,979,694
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        1,268,263        (8,280)    (60,806)        53,737         744,461
Net change in unrealized appreciation or depreciation
  of investments                                             (50,145,875)       43,467      72,401     (8,583,595)    (10,804,020)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (48,877,612)       35,187      11,595     (8,529,858)    (10,059,559)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                $(27,341,222)    $  62,903    $327,347    $(5,477,150)   $ (7,559,972)
==================================================================================================================================


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                  YMM              YND(1)           YSA(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and
  the trust                                                  $  137,119            $--             $--
------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                               21,198             --              --
    Transaction charge                                               --             --              --
------------------------------------------------------------------------------------------------------------
Total expenses                                                   21,198             --              --
------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                  115,921             --              --
============================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
 mutual funds, portfolios and the trust:
    Proceeds from sales                                       4,108,825             --              --
    Cost of investments sold                                  4,108,811             --              --
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              14             --              --
Net change in unrealized appreciation or depreciation
  of investments                                                    (22)            --              --
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (8)            --              --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 $  115,913            $--             $--
============================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                              ----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                         YGI       YGC(1)  YGT(1)  YIG(1)   YIO(1)      YNO          Y04
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the trust    $   837,301    $--     $--     $--      $--   $  2,036,114   $    --
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                                 249,293     --      --      --       --        242,195     5,965
    Transaction charge                                                  --     --      --      --       --             --     1,657
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     249,293     --      --      --       --        242,195     7,622
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     588,008     --      --      --       --      1,793,919    (7,622)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds, portfolios and the trust:
    Proceeds from sales                                            423,956     --      --      --       --        249,745    92,984
    Cost of investments sold                                       322,244     --      --      --       --        167,554    62,316
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            101,712     --      --      --       --         82,191    30,668
Net change in unrealized appreciation or depreciation
  of investments                                                (5,494,731)    --      --      --        1    (10,244,456)   50,665
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (5,393,019)    --      --      --        1    (10,162,265)   81,333
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $(4,805,011)   $--     $--     $--      $ 1   $ (8,368,346)  $73,711
====================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999                                      YEQ           YGS          YIN            YIT          YMA
INVESTMENT INCOME
Dividend income from mutual funds,
   portfolios and the trust                                   $        --    $ 38,762     $ 425,512     $  398,665    $1,270,807
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                                585,629       6,215        52,970        137,144       391,502
    Transaction charge                                                 --          --            --             --            --
Total expenses                                                    585,629       6,215        52,970        137,144       391,502
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                   (585,629)     32,547       372,542        261,521       879,305
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments
   in mutual funds, portfolios and the trust:
    Proceeds from sales                                         3,258,742     197,166       653,512        634,066     1,793,507
    Cost of investments sold                                    2,526,521     204,018       678,758        521,229     1,425,666
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           732,221      (6,852)      (25,246)       112,837       367,841
Net change in unrealized appreciation
   or depreciation of investments                              45,611,195     (46,785)     (376,233)     4,786,384     8,387,190
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 46,343,416     (53,637)     (401,479)     4,899,221     8,755,031
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                  $45,757,787    $(21,090)    $ (28,937)    $5,160,742    $9,634,336
==================================================================================================================================


YEAR ENDED DECEMBER 31, 1999                                              YMM             YGI            YNO           Y04
                                                                     ---------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds,
   portfolios and the trust                                            $   95,076     $  202,377     $  131,852     $     --
------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fee                                         18,496        141,258        115,978        6,276
    Transaction charge                                                         --             --             --        1,743
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             18,496        141,258        115,978        8,019
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             76,580         61,119         15,874       (8,019)
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments
   in mutual funds, portfolios and the trust:
    Proceeds from sales                                                 3,500,815         94,692        107,800      125,052
    Cost of investments sold                                            3,500,800         77,841         86,666       82,749
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        15         16,851         21,134       42,303
Net change in unrealized appreciation
   or depreciation of investments                                              17      5,089,669      8,641,203      (69,168)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 32      5,106,520      8,662,337      (26,865)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                           $   76,612     $5,167,639     $8,678,211     $(34,884)
==============================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                YEQ             YEI            YGS             YIN
OPERATIONS
Investment income (loss)-- net                                         $   (464,081)      $    21       $ 31,198       $  330,412
Net realized gain (loss) on sales of investments                         (1,536,055)         (117)         1,515          (19,125)
Distributions from capital gains                                          8,139,832            15             --               --
Net change in unrealized appreciation or
  depreciation of investments                                           (32,415,854)         (432)         3,195          120,401
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                       (26,276,158)         (513)        35,908          431,688
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                8,584,846         9,475        111,248          688,464
Net transfers(1)                                                         (2,947,832)       20,331        162,229           72,601
Transfers for policy loans                                                 (365,935)       (1,217)         3,922          (33,688)
Policy charges                                                           (3,379,635)         (574)       (59,097)        (429,456)
Contract terminations:
    Surrender benefits                                                   (1,620,997)           --        (18,626)        (247,311)
    Death benefits                                                          (44,684)           --           (449)          (1,839)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              225,763        28,015        199,227           48,771
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          81,222,117            --        617,771        5,908,059
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 55,171,722       $27,502       $852,906       $6,388,518
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   14,763,855            --        253,205        2,372,773
Contract purchase payments                                                2,133,881         9,228         45,002          269,088
Net transfers(1)                                                           (759,340)       19,372         64,035           29,413
Transfers for policy loans                                                 (113,239)       (1,252)           929          (16,267)
Policy charges                                                             (814,414)         (571)       (23,419)        (162,876)
Contract terminations:
    Surrender benefits                                                     (432,369)           --         (7,085)         (97,161)
    Death benefits                                                           (7,299)           --           (216)            (725)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         14,771,075        26,777        332,451        2,394,245
==================================================================================================================================


                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                         -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                  YIT               YMA               YMM
OPERATIONS
Investment income (loss)-- net                                            $     4,472       $   372,079       $   89,905
Net realized gain (loss) on sales of investments                             (698,536)         (285,190)              65
Distributions from capital gains                                                   --             7,654               --
Net change in unrealized appreciation or
  depreciation of investments                                              (4,668,148)       (9,122,556)             103
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (5,362,212)       (9,028,013)          90,073
==========================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                  2,752,496         5,149,590        1,701,379
Net transfers(1)                                                           (1,379,062)         (920,670)        (663,210)
Transfers for policy loans                                                    (63,995)         (139,622)         (31,608)
Policy charges                                                               (793,505)       (2,337,861)        (341,433)
Contract terminations:
    Surrender benefits                                                       (351,318)       (1,027,467)        (222,316)
    Death benefits                                                             (6,567)          (25,836)              --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                158,049           698,134          442,812
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            18,243,239        44,253,120        2,796,579
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $13,039,076       $35,923,241       $3,329,464
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      8,453,750        10,575,568        1,570,725
Contract purchase payments                                                  1,602,904         1,503,524          948,571
Net transfers(1)                                                             (865,000)         (284,448)        (369,922)
Transfers for policy loans                                                    (51,824)          (64,795)         (21,212)
Policy charges                                                               (441,957)         (666,014)        (187,527)
Contract terminations:
    Surrender benefits                                                       (237,367)         (323,454)        (124,219)
    Death benefits                                                             (2,943)           (4,983)              --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            8,457,563        10,735,398        1,816,416
==========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      YBC       YBD       YCR        YCM        YDE       YEM        YEX
OPERATIONS
Investment income (loss)-- net                             $   (37)  $ 15,335   $    (3)  $  4,319   $  1,010   $   (79)  $ 14,735
Net realized gain (loss) on sales of investments              (176)      (536)       (3)        (2)      (643)      (60)       192
Distributions from capital gains                                --         --        --         --         --        --         --
Net change in unrealized appreciation or
  depreciation of investments                               (1,672)    (5,001)      290        (14)     8,051      (234)   (12,885)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (1,885)     9,798       284      4,303      8,418      (373)     2,042
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                  28,884    119,558       528    424,973     80,698       904     64,510
Net transfers(1)                                             9,084    695,403    13,717    179,266    596,306    12,676    309,063
Transfers for policy loans                                      --        693        --         --      8,939        --      6,439
Policy charges                                              (1,491)   (30,666)     (263)   (38,638)    (8,874)     (265)   (11,703)
Contract terminations:
    Surrender benefits                                          --         --        --    (26,380)    (4,992)       --         --
    Death benefits                                              --         --        --         --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              36,477    784,988    13,982    539,221    672,077    13,315    368,309
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 --         --        --         --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $34,592   $794,786   $14,266   $543,524   $680,495   $12,942   $370,351
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          --         --        --         --         --        --         --
Contract purchase payments                                  34,377    112,238       766    417,903     81,474     1,057     65,612
Net transfers(1)                                            10,946    653,481    19,946    177,478    585,203    13,500    312,290
Transfers for policy loans                                      --        632        --         --      9,370        --      6,612
Policy charges                                              (1,762)   (28,591)     (372)   (37,971)    (8,873)     (318)   (11,810)
Contract terminations:
    Surrender benefits                                          --         --        --    (25,808)    (5,424)       --         --
    Death benefits                                              --         --        --         --         --        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            43,561    737,760    20,340    531,602    661,750    14,239    372,704
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                YFI       YGB       YGR        YIE       YMF           YND           YIV
OPERATIONS
Investment income (loss)-- net                       $  2,454   $ 1,173   $   (633)  $    34   $    731    $   (4,575)  $      667
Net realized gain (loss) on sales of investments           75        62       (862)      (68)      (674)         (498)      (2,013)
Distributions from capital gains                           --        --         --        --         --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            (100)   (1,408)   (16,055)     (766)    (2,372)      (28,669)      (3,809)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       2,429      (173)   (17,550)     (800)    (2,315)      (33,742)      (5,155)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             22,660    18,955     80,001     6,947     53,766       703,111      168,253
Net transfers(1)                                      131,732    75,983     70,898     9,190     66,145     1,548,905      715,661
Transfers for policy loans                                 --        --      1,270        --       (238)        1,515       (1,128)
Policy charges                                        (10,585)   (1,362)    (8,427)     (680)    (9,180)      (62,054)     (20,266)
Contract terminations:
    Surrender benefits                                     --        --       (183)       --         --        (6,852)          --
    Death benefits                                         --        --         --        --         --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        143,807    93,576    143,559    15,457    110,493     2,184,625      862,520
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --        --         --        --         --            18           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $146,236   $93,403   $126,009   $14,657   $108,178    $2,150,901   $  857,365
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --        --         --        --         --            20           --
Contract purchase payments                             21,523    18,015    120,530    12,366     64,956       937,348      202,736
Net transfers(1)                                      126,149    71,485     96,255    16,051     77,783     2,050,332      850,458
Transfers for policy loans                                 --        --      2,230        --       (307)          704       (1,376)
Policy charges                                        (10,035)   (1,283)   (12,724)   (1,220)   (11,106)      (83,708)     (24,781)
Contract terminations:
    Surrender benefits                                     --        --       (408)       --         --        (9,945)          --
    Death benefits                                         --        --         --        --         --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      137,637    88,217    205,883    27,197    131,326     2,894,751    1,027,037
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               YSM        YSA      YCA         YCD           YGI        YIR           YVL
OPERATIONS
Investment income (loss)-- net                      $   (351)  $   (410)  $  (321)  $   (483)   $  (202,489)  $   (995)  $   (3,118)
Net realized gain (loss) on sales of investments        (244)    (4,550)   (1,582)      (187)      (282,732)      (526)      (2,581)
Distributions from capital gains                          --         --     4,859         --             --        446           --
Net change in unrealized appreciation or
  depreciation of investments                          2,561    (11,736)   (9,295)       381     (6,193,691)   (19,750)      69,758
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,966    (16,696)   (6,339)      (289)    (6,678,912)   (20,825)      64,059
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            34,591     84,981    40,190     48,412      4,982,727    116,321      211,511
Net transfers(1)                                      72,673     59,044    32,342     87,690     (1,113,227)   206,652      900,638
Transfers for policy loans                            (1,524)       965      (180)      (160)      (163,426)     2,911        1,515
Policy charges                                        (3,507)    (6,190)   (4,619)    (4,357)    (1,336,079)    (9,631)     (19,131)
Contract terminations:
    Surrender benefits                                    --       (756)       --        (45)      (324,107)       (66)          (1)
    Death benefits                                        --         --        --         --         (5,104)        --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       102,233    138,044    67,733    131,540      2,040,784    316,187    1,094,532
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --         18        --         --     27,037,431         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $104,199   $121,366   $61,394   $131,251    $22,399,303   $295,362   $1,158,591
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --         32        --         --     15,192,641         --           --
Contract purchase payments                            39,370    206,881    54,742     53,834      3,383,268    153,236      187,897
Net transfers(1)                                      81,538    124,628    42,656     94,377       (843,790)   274,667      792,046
Transfers for policy loans                            (1,891)     2,596      (262)      (174)      (127,229)     4,163        1,282
Policy charges                                        (4,015)   (15,618)   (6,685)    (4,885)      (874,578)   (13,120)     (16,961)
Contract terminations:
    Surrender benefits                                    --     (1,717)       --        (54)      (266,784)       (81)          --
    Death benefits                                        --         --        --         --         (1,999)        --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     115,002    316,802    90,451    143,098     16,461,529    418,865      964,264
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                YSB        YEG        YSC         YGC          YMP         YOS        YRE
OPERATIONS
Investment income (loss)-- net                        $ 1,670    $   (98)  $   (487)  $   (2,533)  $   (4,174)  $   (518)  $    939
Net realized gain (loss) on sales of investments         (175)        27       (101)      (4,916)        (144)      (194)       (31)
Distributions from capital gains                          886         --         --        2,667           --        151         --
Net change in unrealized appreciation or
  depreciation of investments                          (2,502)     1,217      4,198        9,021       55,767    (11,778)     9,119
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (121)     1,146      3,610        4,239       51,449    (12,339)    10,027
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                             24,755     12,204     44,847      221,942      305,032     61,910     60,416
Net transfers(1)                                       25,368     11,513     69,361      811,385      988,153    123,626    245,142
Transfers for policy loans                               (134)        --        667       (8,569)       7,461     (1,148)    (2,747)
Policy charges                                         (1,732)      (881)    (3,373)     (30,979)     (31,722)    (4,808)    (4,146)
Contract terminations:
    Surrender benefits                                     --         --        (45)          --       (5,148)       (45)        --
    Death benefits                                         --         --         --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         48,257     22,836    111,457      993,779    1,263,776    179,535    298,665
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --         --         --            4           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $48,136    $23,982   $115,067   $  998,022   $1,315,225   $167,196   $308,692
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --         --         --            4           --         --         --
Contract purchase payments                             28,848     16,045     75,288      252,452      321,520     77,046     54,477
Net transfers(1)                                       29,405     15,225    112,195      911,444    1,036,311    152,875    218,569
Transfers for policy loans                               (151)        --        947       (9,963)       7,406     (1,601)    (2,372)
Policy charges                                         (2,011)    (1,161)    (5,813)     (35,430)     (32,821)    (6,201)    (3,718)
Contract terminations:
    Surrender benefits                                     --         --        (82)          --       (6,143)      (106)        --
    Death benefits                                         --         --         --           --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       56,091     30,109    182,535    1,118,507    1,326,273    222,013    266,956
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 YSV        YIF        YIS       YSE         YUE          YMC         YAG
OPERATIONS
Investment income (loss)-- net                        $   (402)  $    153   $   344   $    (44)   $    132     $  2,588    $   (841)
Net realized gain (loss) on sales of investments          (935)    (1,492)     (506)        (1)       (255)       4,112        (623)
Distributions from capital gains                           412      6,167        --         --          --       24,529          --
Net change in unrealized appreciation or
  depreciation of investments                            9,215    (10,815)    1,267      6,012        (497)       2,455     (25,578)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        8,290     (5,987)    1,105      5,967        (620)      33,684     (27,042)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                              17,674     25,126     8,444     46,442      64,830      139,486     137,825
Net transfers(1)                                       134,133    209,278    57,277     58,218      86,397      398,819      91,354
Transfers for policy loans                                 745      1,860       397     (3,741)     (7,522)       1,329      (1,668)
Policy charges                                          (1,831)    (5,731)     (642)    (4,088)     (4,706)     (15,073)     (9,771)
Contract terminations:
    Surrender benefits                                      --         --        --         --          --         (520)        (41)
    Death benefits                                          --         --        --         --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         150,721    230,533    65,476     96,831     138,999      524,041     217,699
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --         --        --         --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $159,011   $224,546   $66,581   $102,798    $138,379     $557,725    $190,657
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --         --        --         --          --           --          --
Contract purchase payments                              15,433     30,390     9,304     48,718      76,902      125,302     239,111
Net transfers(1)                                       116,181    237,626    59,712     59,670     104,338      356,414     155,559
Transfers for policy loans                                 543      1,065       374     (3,710)     (8,565)         314      (3,509)
Policy charges                                          (1,630)    (6,767)     (693)    (4,308)     (5,682)     (13,340)    (18,022)
Contract terminations:
    Surrender benefits                                      --         --        --         --          --         (568)        (83)
    Death benefits                                          --         --        --         --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       130,527    262,314    68,697    100,370     166,993      468,122     373,056
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               YGT         YIG        YIP          YGW         YDS        YPH         YIO
OPERATIONS
Investment income (loss)-- net                      $    (44)   $   (267)   $   (691)   $ (2,272)    $ (1,708)  $    770   $   (804)
Net realized gain (loss) on sales of investments      (2,806)     (2,474)     (1,062)     (1,253)        (710)      (349)      (480)
Distributions from capital gains                          --          --         370         541          779         --         --
Net change in unrealized appreciation or
  depreciation of investments                         (6,768)    (15,574)    (17,642)    (32,582)      28,598      1,362    (10,951)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (9,618)    (18,315)    (19,025)    (35,566)      26,959      1,783    (12,235)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            42,092     167,107      21,997     167,859      138,472     99,132    110,269
Net transfers(1)                                      60,244     507,729     186,151     531,356      456,644     55,527     96,470
Transfers for policy loans                               (68)      3,011      (3,577)      8,771          (50)        --        576
Policy charges                                        (5,751)    (15,144)     (3,575)    (16,831)     (16,970)    (1,703)    (8,987)
Contract terminations:
    Surrender benefits                                    --         (43)         --          --           --         --         --
    Death benefits                                        --          --          --          --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        96,517     662,660     200,996     691,155      578,096    152,956    198,328
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           18           4          --          --           --         --         18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  86,917    $644,349    $181,971    $655,589     $605,055   $154,739   $186,111
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    22           5          --          --           --         --         19
Contract purchase payments                            77,156     232,767      28,867     229,012      161,446     99,163    163,770
Net transfers(1)                                      98,442     689,973     223,382     704,657      517,273     56,235    132,693
Transfers for policy loans                              (121)      3,746      (4,315)     12,587         (116)        --        850
Policy charges                                       (10,062)    (21,719)     (4,346)    (23,170)     (19,877)    (1,709)   (13,254)
Contract terminations:
    Surrender benefits                                    --         (88)         --          --           --         --         --
    Death benefits                                        --          --          --          --           --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     165,437     904,684     243,588     923,086      658,726    153,689    284,078
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               YNO          YVS        YMI         YVA         YIC        YSP         Y04
OPERATIONS
Investment income (loss)-- net                    $   (169,601)  $ (1,010)  $ (2,179)  $   (3,429)  $   (420)  $   (815)   $ (9,323)
Net realized gain (loss) on sales of investments      (846,328)    (3,216)    (7,135)        (736)      (998)      (156)     31,993
Distributions from capital gains                     3,611,875      2,658     10,442        4,671      4,172         --          --
Net change in unrealized appreciation or
  depreciation of investments                      (10,052,007)   (15,779)    56,814       56,654    (11,460)    12,487      27,890
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (7,456,061)   (17,347)    57,942       57,160     (8,706)    11,516      50,560
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                           4,705,041    133,677    111,652      226,660     43,615     92,534      57,108
Net transfers(1)                                    (1,296,068)   129,725    601,698    1,144,058     90,443    167,465     172,087
Transfers for policy loans                            (129,827)    (2,956)     1,557       (3,638)     7,741     14,605      (7,251)
Policy charges                                      (1,098,931)   (10,266)   (12,009)     (25,840)    (3,004)    (5,404)    (47,450)
Contract terminations:
    Surrender benefits                                (327,193)       (82)      (117)      (1,143)    (4,426)    (4,910)    (27,226)
    Death benefits                                      (3,851)        --         --           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,849,171    250,098    702,781    1,340,097    134,369    264,290     147,268
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     23,054,797         --         --           --         --         --     688,522
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 17,447,907   $232,751   $760,723   $1,397,257   $125,663   $275,806    $886,350
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              12,742,567         --         --           --         --         --     193,291
Contract purchase payments                           3,397,902    216,841     96,158      193,960     57,872     85,101      12,302
Net transfers(1)                                    (1,085,937)   191,407    496,764      963,711    122,539    150,393      49,464
Transfers for policy loans                            (109,124)    (5,609)       399       (3,842)     9,433     13,050      (2,258)
Policy charges                                        (764,849)   (16,678)   (10,040)     (21,657)    (4,070)    (4,848)    (12,724)
Contract terminations:
    Surrender benefits                                (278,482)      (513)      (171)      (1,497)    (6,251)    (4,675)     (7,421)
    Death benefits                                      (2,195)        --         --           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,899,882    385,448    583,110    1,130,675    179,523    239,021     232,654
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000             YEQ          YGS         YIN          YIT           YMA           YMM      YND(1)  YSA(1)
OPERATIONS
Investment income (loss)-- net        $ 21,536,390   $ 27,716   $  315,752   $ 3,052,708  $  2,499,587   $  115,921    $--     $--
Net realized gain (loss) on
  investments                            1,268,263     (8,280)     (60,806)       53,737       744,461           14     --      --
Net change in unrealized
  appreciation or depreciation of
  investments                          (50,145,875)    43,467       72,401    (8,583,595)  (10,804,020)         (22)    --      --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations     (27,341,222)    62,903      327,347    (5,477,150)   (7,559,972)     115,913     --      --
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               9,252,627     85,291      658,871     3,146,272     5,720,661    1,682,578     --      --
Net transfers(2)                         2,342,007    (67,291)    (494,978)    1,708,499    (1,120,699)    (992,061)    20      20
Transfers for policy loans              (1,457,126)   (15,583)     (26,114)     (228,628)     (576,472)      11,682     --      --
Policy charges                          (3,056,629)   (46,392)    (297,684)     (601,871)   (1,970,418)    (226,002)    (2)     (2)
Contract terminations:
    Surrender benefits                  (2,635,242)   (16,425)    (128,853)     (408,230)   (1,213,243)     (61,315)    --      --
    Death benefits                         (71,797)    (6,532)        (237)       (5,787)     (299,776)          --     --      --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           4,373,840    (66,932)    (288,995)    3,610,255       540,053      414,882     18      18
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        104,189,499    621,800    5,869,707    20,110,134    51,273,039    2,265,784     --      --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $ 81,222,117   $617,771   $5,908,059   $18,243,239  $ 44,253,120   $2,796,579    $18     $18
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of
   year                                 14,138,625    283,131    2,493,277     7,011,444    10,457,248    1,336,769     --      --
Contract purchase payments               1,293,878     37,680      276,621     1,270,825     1,167,423      967,742     --      --
Net transfers(2)                           350,154    (29,913)    (198,895)      678,373      (197,794)    (573,915)    23      36
Transfers for policy loans                (202,118)    (6,994)     (11,497)      (94,719)     (120,017)       5,728     --      --
Policy charges                            (446,472)   (20,509)    (132,793)     (246,563)     (422,256)    (129,575)    (3)     (4)
Contract terminations:
    Surrender benefits                    (361,800)    (7,281)     (53,839)     (163,552)     (248,561)     (36,024)    --      --
    Death benefits                          (8,412)    (2,909)        (101)       (2,058)      (60,475)          --     --      --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        14,763,855    253,205    2,372,773     8,453,750    10,575,568    1,570,725     20      32
====================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)              YGI         YGC(1)     YGT(1)    YIG(1)    YIO(1)      YNO            Y04
OPERATIONS
Investment income (loss)-- net                      $   588,008      $--        $--       $--       $--    $  1,793,919    $ (7,622)
Net realized gain (loss) on investments                 101,712       --         --        --        --          82,191      30,668
Net change in unrealized appreciation or
  depreciation of investments                        (5,494,731)      --         --        --         1     (10,244,456)     50,665
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (4,805,011)      --         --        --         1      (8,368,346)     73,711
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                            5,428,429       --         --        --        --       5,108,971      61,259
Net transfers(2)                                      3,501,474        7         31         7        19       4,443,345     (40,741)
Transfers for policy loans                             (168,736)      --         --        --        --        (280,269)     (6,611)
Policy charges                                         (932,172)      (3)       (13)       (3)       (2)       (819,114)    (39,158)
Contract terminations:
    Surrender benefits                                 (506,548)      --         --        --        --        (511,005)    (21,932)
    Death benefits                                     (150,151)      --         --        --        --         (33,279)     (7,923)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        7,172,296        4         18         4        17       7,908,649     (55,106)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      24,670,146       --         --        --        --      23,514,494     669,917
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $27,037,431     $  4        $18     $   4       $18    $ 23,054,797    $688,522
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               11,738,977       --         --        --        --       9,519,818     210,069
Contract purchase payments                            2,630,056       --         --        --        --       2,108,075      18,503
Net transfers(2)                                      1,696,962        7         37         8        22       1,790,695     (11,813)
Transfers for policy loans                              (82,682)      --         --        --        --        (112,460)     (2,030)
Policy charges                                         (468,899)      (3)       (15)       (3)       (3)       (347,048)    (11,719)
Contract terminations:
    Surrender benefits                                 (247,385)      --         --        --        --        (202,836)     (7,249)
    Death benefits                                      (74,388)      --         --        --        --         (13,677)     (2,470)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,192,641        4         22         5        19      12,742,567     193,291
====================================================================================================================================

(1) For the period Nov. 13, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999                                      YEQ            YGS          YIN           YIT            YMA
OPERATIONS
Investment income (loss)-- net                               $   (585,629)    $ 32,547    $  372,542    $   261,521    $   879,305
Net realized gain (loss) on investments                           732,221       (6,852)      (25,246)       112,837        367,841
Net change in unrealized appreciation or
   depreciation of investments                                 45,611,195      (46,785)     (376,233)     4,786,384      8,387,190
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                   45,757,787      (21,090)      (28,937)     5,160,742      9,634,336
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                      8,551,838       76,884       937,454      2,690,098      5,781,403
Net transfers(1)                                                 (266,660)     (29,547)     (297,141)       375,017         16,778
Transfers for policy loans                                       (660,439)         972       (47,618)      (148,216)      (416,682)
Policy charges                                                 (2,555,364)     (52,896)     (339,475)      (548,800)    (1,960,792)
Contract terminations:
    Surrender benefits                                         (1,845,102)     (31,234)     (177,402)      (431,146)    (1,049,766)
    Death benefits                                               (161,163)          --       (10,084)       (23,806)      (125,555)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  3,063,110      (35,821)       65,734      1,913,147      2,245,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                55,368,602      678,711     5,832,910     13,036,245     39,393,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $104,189,499     $621,800    $5,869,707    $20,110,134    $51,273,039
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         13,469,431      300,137     2,465,891      6,172,923      9,922,663
Contract purchase payments                                      1,912,015       38,617       398,861      1,178,548      1,366,155
Net transfers(1)                                                  (88,739)     (18,107)     (126,846)       162,379          9,127
Transfers for policy loans                                       (152,457)         445       (20,230)       (64,174)       (98,711)
Policy charges                                                   (569,337)     (23,883)     (144,424)      (241,215)      (463,652)
Contract terminations:
    Surrender benefits                                           (392,808)     (14,078)      (75,706)      (186,276)      (248,464)
    Death benefits                                                (39,480)          --        (4,269)       (10,741)       (29,870)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               14,138,625      283,131     2,493,277      7,011,444     10,457,248
===================================================================================================================================


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999                                       YMM            YGI           YNO             Y04
OPERATIONS
Investment income (loss)-- net                                 $   76,580    $    61,119    $    15,874      $ (8,019)
Net realized gain (loss) on investments                                15         16,851         21,134        42,303
Net change in unrealized appreciation or
   depreciation of investments                                         17      5,089,669      8,641,203       (69,168)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                       76,612      5,167,639      8,678,211       (34,884)
======================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                      1,668,505      4,193,541      3,518,254        73,952
Net transfers(1)                                                 (978,263)     6,517,721      4,066,144       (35,942)
Transfers for policy loans                                        (23,816)       (96,776)      (101,160)      (11,100)
Policy charges                                                   (183,207)      (615,933)      (490,797)      (43,773)
Contract terminations:
    Surrender benefits                                            (11,484)      (256,831)      (197,525)      (31,946)
    Death benefits                                                 (5,647)       (30,962)       (11,094)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    466,088      9,710,760      6,783,822       (48,809)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 1,723,084      9,791,747      8,052,461       753,610
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $2,265,784    $24,670,146    $23,514,494      $669,917
======================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          1,054,652      6,205,902      5,471,531       228,803
Contract purchase payments                                      1,003,107      2,384,670      2,096,643        22,850
Net transfers(1)                                                 (586,229)     3,721,071      2,429,065       (14,852)
Transfers for policy loans                                        (14,477)       (55,821)       (61,517)       (3,441)
Policy charges                                                   (110,009)      (351,569)      (293,045)      (13,473)
Contract terminations:
    Surrender benefits                                             (6,877)      (146,760)      (115,821)       (9,818)
    Death benefits                                                 (3,398)       (18,516)        (7,038)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                1,336,769     11,738,977      9,519,818       210,069
======================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
IDS Life of New York Account 8 (the Variable Account) was established under New York law on Sept. 12, 1985 as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Aug. 31, 1987.


The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios and funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The Funds have the following investment managers and the Trust has the following sponsor.

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                     INVESTMENT MANAGER/SPONSOR
---------------------------------------------------------------------------------------------------------------------------------
YEQ          IDS Life Series Fund - Equity Portfolio                              IDS Life Insurance Company(1)
YEI(2)       IDS Life Series Fund - Equity Income Portfolio                       IDS Life Insurance Company(1)
YGS          IDS Life Series Fund - Government Securities Portfolio               IDS Life Insurance Company(1)
YIN          IDS Life Series Fund - Income Portfolio                              IDS Life Insurance Company(1)
YIT          IDS Life Series Fund - International Equity Portfolio                IDS Life Insurance Company(1)
YMA          IDS Life Series Fund - Managed Portfolio                             IDS Life Insurance Company(1)
YMM          IDS Life Series Fund - Money Market Portfolio                        IDS Life Insurance Company(1)
YBC(2)       AXP(R) Variable Portfolio - Blue Chip Advantage Fund                 IDS Life Insurance Company(1)
YBD(2)       AXP(R) Variable Portfolio - Bond Fund                                IDS Life Insurance Company(1)
YCR(2)       AXP(R) Variable Portfolio - Capital Resource Fund                    IDS Life Insurance Company(1)
YCM(2)       AXP(R) Variable Portfolio - Cash Management Fund                     IDS Life Insurance Company(1)
YDE(2)       AXP(R) Variable Portfolio - Diversified Equity Income Fund           IDS Life Insurance Company(1)
YEM(2)       AXP(R) Variable Portfolio - Emerging Markets Fund                    IDS Life Insurance Company(3)
YEX(2)       AXP(R) Variable Portfolio - Extra Income Fund                        IDS Life Insurance Company(1)
YFI(2)       AXP(R) Variable Portfolio - Federal Income Fund                      IDS Life Insurance Company(1)
YGB(2)       AXP(R) Variable Portfolio - Global Bond Fund                         IDS Life Insurance Company(1)
YGR(2)       AXP(R) Variable Portfolio - Growth Fund                              IDS Life Insurance Company(1)
YIE(2)       AXP(R) Variable Portfolio - International Fund                       IDS Life Insurance Company(3)
YMF(2)       AXP(R) Variable Portfolio - Managed Fund                             IDS Life Insurance Company(1)
YND          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   IDS Life Insurance Company(1)
YIV(2)       AXP(R) Variable Portfolio - S&P 500 Index Fund                       IDS Life Insurance Company(1)
YSM(2)       AXP(R) Variable Portfolio - Small Cap Advantage Fund                 IDS Life Insurance Company(4)
YSA          AXP(R) Variable Portfolio - Strategy Aggressive Fund                 IDS Life Insurance Company(1)
YCA(2)       AIM V.I. Capital Appreciation Fund, Series I                         A I M Advisors, Inc.
YCD(2)       AIM V.I. Capital Development Fund, Series I                          A I M Advisors, Inc.
YGI          AIM V.I. Core Equity Fund, Series I)                                 A I M Advisors, Inc.
                (previously AIM V.I. Growth and Income Fund, Series I
YIR(2)       American Century(R) VP International                                 American Century Investment Management, Inc.
YVL(2)       American Century(R) VP Value                                         American Century Investment Management, Inc.
YSB(2)       Calvert Variable Series, Inc. Social Balanced Portfolio              Calvert Asset Management Company, Inc.(5)
YEG(2)       Credit Suisse Trust - Emerging Growth Portfolio                      Credit Suisse Asset Management, LLC
YSC(2)       Credit Suisse Trust - Small Cap Growth Portfolio                     Credit Suisse Asset Management, LLC
                (previously Credit Suisse Warburg Pincus Trust -
                Small Company Growth Portfolio)
YGC          Fidelity VIP Growth & Income Portfolio (Service Class)               Fidelity Management & Research Company (FMR)(6)
YMP(2)       Fidelity VIP Mid Cap Portfolio (Service Class)                       Fidelity Management & Research Company (FMR)(6)
YOS(2)       Fidelity VIP Overseas Portfolio (Service Class)                      Fidelity Management & Research Company (FMR)(7)
YRE(2)       FTVIPT Franklin Real Estate Fund - Class 2                           Franklin Advisers, Inc.
YSV(2)       FTVIPT Franklin Small Cap Value Securities Fund - Class 2            Franklin Advisory Services, LLC
                (previously FTVIPT Franklin Value Securities Fund - Class 2)
YIF(2)       FTVIPT Templeton Foreign Securities Fund - Class 2(8)                Templeton Investment Counsel, LLC
                (previously FTVIPT Templeton International Securities Fund -
                Class 2)
YIS(2)       FTVIPT Templeton International Smaller Companies Fund - Class 2(8)   Templeton Investment Counsel, LLC
YSE(2)       Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                     Goldman Sachs Asset Management
YUE(2)       Goldman Sachs VIT CORE(SM) U.S. Equity Fund                          Goldman Sachs Asset Management
YMC(2)       Goldman Sachs VIT Mid Cap Value Fund                                 Goldman Sachs Asset Management
YAG(2)       Janus Aspen Series Aggressive Growth Portfolio: Service Shares       Janus Capital
YGT          Janus Aspen Series Global Technology Portfolio: Service Shares       Janus Capital
YIG          Janus Aspen Series International Growth Portfolio: Service Shares    Janus Capital
YIP(2)       Lazard Retirement International Equity Portfolio                     Lazard Asset Management
YGW(2)       MFS(R) Investors Growth Stock Series - Service Class                 MFS Investment Management(R)

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                     INVESTMENT MANAGER/SPONSOR
---------------------------------------------------------------------------------------------------------------------------------
YDS(2)       MFS(R) New Discovery Series - Service Class                          MFS Investment Management(R)
YPH(2)       Putnam VT High Yield Fund - Class IB Shares                          Putnam Investment Management, LLC
YIO          Putnam VT International New Opportunities Fund -
               Class IB Shares                                                    Putnam Investment Management, LLC
YNO          Putnam VT New Opportunities Fund - Class IA Shares                   Putnam Investment Management, LLC
YVS(2)       Putnam VT Vista Fund - Class IB Shares                               Putnam Investment Management, LLC
YMI(2)       Royce Micro-Cap Portfolio                                            Royce & Associates, LLC
YVA(2)       Third Avenue Value Portfolio                                         EQSF Advisers, Inc.
YIC(2)       Wanger International Small Cap                                       Liberty Wanger Asset Management, L.P.
YSP(2)       Wanger U.S. Smaller Companies                                        Liberty Wanger Asset Management, L.P.
                (previously Wanger U.S. Small Cap)
Y04          2004 Trust                                                           Salomon Smith Barney Inc.
---------------------------------------------------------------------------------------------------------------------------------

----------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) Operations commenced on Nov. 13, 2000. The subaccount had no activity as of Dec. 31, 2000.
(3) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.
(4) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(5) SSgA Funds Management, Inc. and Brown Capital Management are the investment sub-advisers.
(6) FMR U.K. and FMR Far East are the sub-investment advisers.
(7) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(8) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.


American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Universal Life Insurance Policy.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST
Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. VARIABLE ACCOUNT EXPENSES
IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

IDS Life of New York also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life of New York for the transaction charge paid directly by IDS Life of New York to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. Additional information can be found in the applicable product's prospectus.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,093,596 in 2001, $921,090 in 2000 and $993,347 in 1999.
Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the IDS Life Series Funds and AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                             PERCENTAGE RANGE
---------------------------------------------------------------------------------
IDS Life Series Fund - Equity Portfolio                          0.70%
IDS Life Series Fund - Equity Income Portfolio                   0.70%
IDS Life Series Fund - Government Securities Portfolio           0.70%
IDS Life Series Fund - Income Portfolio                          0.70%
IDS Life Series Fund - International Equity Portfolio            0.95%
IDS Life Series Fund - Managed Portfolio                         0.70%
IDS Life Series Fund - Money Market Portfolio                    0.50%
AXP(R)Variable Portfolio - Blue Chip Advantage Fund              0.560% to 0.470%
AXP(R)Variable Portfolio - Bond Fund                             0.610% to 0.535%
AXP(R)Variable Portfolio - Capital Resource Fund                 0.630% to 0.570%
AXP(R)Variable Portfolio - Cash Management Fund                  0.510% to 0.440%
AXP(R)Variable Portfolio - Diversified Equity Income Fund        0.560% to 0.470%
AXP(R)Variable Portfolio - Emerging Markets Fund                 1.170% to 1.095%
AXP(R)Variable Portfolio - Extra Income Fund                     0.620% to 0.545%
AXP(R)Variable Portfolio - Federal Income Fund                   0.610% to 0.535%
AXP(R)Variable Portfolio - Global Bond Fund                      0.840% to 0.780%
AXP(R)Variable Portfolio - Growth Fund                           0.630% to 0.570%
AXP(R)Variable Portfolio - International Fund                    0.870% to 0.795%
AXP(R)Variable Portfolio - Managed Fund                          0.630% to 0.550%
AXP(R)Variable Portfolio - New Dimensions Fund(R)                0.630% to 0.570%
AXP(R)Variable Portfolio - S&P 500 Index Fund                    0.290% to 0.260%
AXP(R)Variable Portfolio - Small Cap Advantage Fund              0.790% to 0.650%
AXP(R)Variable Portfolio - Strategy Aggressive Fund              0.650% to 0.575%
---------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - International Fund and AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                             PERCENTAGE RANGE
---------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund             0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                 0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund       0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                  0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund                     0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                          0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                   0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                         0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)               0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                   0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund             0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund             0.060% to 0.035%
---------------------------------------------------------------------------------

The IDS Life Series Funds and AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES/UNITS
The subaccounts' investments in shares of the Funds and units of the Trust as of Dec. 31, 2001 were as follows:

SUBACCOUNT     INVESTMENT                                                       SHARES/UNITS          NAV
---------------------------------------------------------------------------------------------------------
YEQ            IDS Life Series Fund - Equity Portfolio                            3,186,809        $17.32
YEI            IDS Life Series Fund - Equity Income Portfolio                         2,815          9.76
YGS            IDS Life Series Fund - Government Securities Portfolio                82,725         10.28
YIN            IDS Life Series Fund - Income Portfolio                              667,264          9.54
YIT            IDS Life Series Fund - International Equity Portfolio              1,194,796         10.92
YMA            IDS Life Series Fund - Managed Portfolio                           2,415,648         14.88
YMM            IDS Life Series Fund - Money Market Portfolio                      3,321,851          1.00
YBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   4,225          8.19
YBD            AXP(R) Variable Portfolio - Bond Fund                                 75,600         10.47
YCR            AXP(R) Variable Portfolio - Capital Resource Fund                        661         21.69
YCM            AXP(R) Variable Portfolio - Cash Management Fund                     540,102          1.00
YDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund            67,353         10.10
YEM            AXP(R) Variable Portfolio - Emerging Markets Fund                      1,751          7.41
YEX            AXP(R) Variable Portfolio - Extra Income Fund                         55,936          6.57
YFI            AXP(R) Variable Portfolio - Federal Income Fund                       16,175         10.33
YGB            AXP(R) Variable Portfolio - Global Bond Fund                           9,725          9.55
YGR            AXP(R) Variable Portfolio - Growth Fund                               19,200          6.51
YIE            AXP(R) Variable Portfolio - International Fund                         1,811          8.10
YMF            AXP(R) Variable Portfolio - Managed Fund                               7,028         15.42
YND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   134,657         15.97
YIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                       109,686          7.82
YSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                   9,932         10.47
YSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                  14,535          8.34
YCA            AIM V.I. Capital Appreciation Fund, Series I                           2,827         21.72
YCD            AIM V.I. Capital Development Fund, Series I                           10,993         11.94
YGI            AIM V.I. Core Equity Fund, Series I                                1,108,876         20.20
                  (previously AIM V.I. Growth and Income Fund, Series I)
YIR            American Century(R) VP International                                  44,789          6.59
YVL            American Century(R) VP Value                                         155,725          7.44
YSB            Calvert Variable Series, Inc. Social Balanced Portfolio               27,350          1.76
YEG            Credit Suisse Trust - Emerging Growth Portfolio                        2,231         10.75
YSC            Credit Suisse Trust - Small Cap Growth Portfolio                       8,213         14.01
                  (previously Credit Suisse Warburg Pincus Trust -
                  Small Company Growth Portfolio)
YGC            Fidelity VIP Growth & Income Portfolio (Service Class)                76,069         13.12
---------------------------------------------------------------------------------------------------------

SUBACCOUNT              INVESTMENT                                                              SHARES/UNITS             NAV
----------------------------------------------------------------------------------------------------------------------------
YMP                     Fidelity VIP Mid Cap Portfolio (Service Class)                               67,309           $19.54
YOS                     Fidelity VIP Overseas Portfolio (Service Class)                              12,089            13.83
YRE                     FTVIPT Franklin Real Estate Fund - Class 2                                   17,159            17.99
YSV                     FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    14,602            10.89
                           (previously FTVIPT Franklin Value Securities Fund - Class 2)
YIF                     FTVIPT Templeton Foreign Securities Fund - Class 2                           19,127            11.74
                           (previously FTVIPT Templeton International Securities Fund - Class 2)
YIS                     FTVIPT Templeton International Smaller Companies Fund - Class 2               6,573            10.13
YSE                     Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                              9,483            10.84
YUE                     Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                  12,649            10.94
YMC                     Goldman Sachs VIT Mid Cap Value Fund                                         49,400            11.29
YAG                     Janus Aspen Series Aggressive Growth Portfolio: Service Shares                8,774            21.73
YGT                     Janus Aspen Series Global Technology Portfolio: Service Shares               21,303             4.08
YIG                     Janus Aspen Series International Growth Portfolio: Service Shares            27,654            23.30
YIP                     Lazard Retirement International Equity Portfolio                             20,019             9.09
YGW                     MFS(R) Investors Growth Stock Series - Service Class                         67,796             9.67
YDS                     MFS(R) New Discovery Series - Service Class                                  39,754            15.22
YPH                     Putnam VT High Yield Fund - Class IB Shares                                  19,222             8.05
YIO                     Putnam VT International New Opportunities Fund - Class IB Shares             19,078             9.75
YNO                     Putnam VT New Opportunities Fund - Class IA Shares                        1,046,665            16.67
YVS                     Putnam VT Vista Fund - Class IB Shares                                       20,525            11.34
YMI                     Royce Micro-Cap Portfolio                                                    84,525             9.00
YVA                     Third Avenue Value Portfolio                                                 81,500            17.13
YIC                     Wanger International Small Cap                                                8,160            15.40
YSP                     Wanger U.S. Smaller Companies                                                12,396            22.25
                           (previously Wanger U.S. Small Cap)
Y04                     2004 Trust                                                                  988,744             0.90
------------------------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares or Trust units, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT       INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------
YEQ              IDS Life Series Fund - Equity Portfolio                                                   $12,028,147
YEI              IDS Life Series Fund - Equity Income Portfolio                                                 30,241
YGS              IDS Life Series Fund - Government Securities Portfolio                                        322,592
YIN              IDS Life Series Fund - Income Portfolio                                                     1,043,344
YIT              IDS Life Series Fund - International Equity Portfolio                                       1,699,425
YMA              IDS Life Series Fund - Managed Portfolio                                                    3,170,060
YMM              IDS Life Series Fund - Money Market Portfolio                                               4,857,271
YBC              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                           38,891
YBD              AXP(R) Variable Portfolio - Bond Fund                                                         934,798
YCR              AXP(R) Variable Portfolio - Capital Resource Fund                                              14,196
YCM              AXP(R) Variable Portfolio - Cash Management Fund                                              711,562
YDE              AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    691,981
YEM              AXP(R) Variable Portfolio - Emerging Markets Fund                                              14,438
YEX              AXP(R) Variable Portfolio - Extra Income Fund                                                 456,209
YFI              AXP(R) Variable Portfolio - Federal Income Fund                                               175,000
YGB              AXP(R) Variable Portfolio - Global Bond Fund                                                   97,415
YGR              AXP(R) Variable Portfolio - Growth Fund                                                       162,674
YIE              AXP(R) Variable Portfolio - International Fund                                                 16,969
YMF              AXP(R) Variable Portfolio - Managed Fund                                                      120,190
YND              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          2,186,040
YIV              AXP(R) Variable Portfolio - S&P 500 Index Fund                                                927,500
YSM              AXP(R) Variable Portfolio - Small Cap Advantage Fund                                          104,458
YSA              AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          169,431
YCA              AIM V.I. Capital Appreciation Fund, Series I                                                   84,774
YCD              AIM V.I. Capital Development Fund, Series I                                                   140,256
YGI              AIM V.I. Core Equity Fund, Series I                                                         3,679,814
                    (previously AIM V.I. Growth and Income Fund, Series I)
YIR              American Century(R) VP International                                                          324,837
YVL              American Century(R) VP Value                                                                1,160,184
YSB              Calvert Variable Series, Inc. Social Balanced Portfolio                                        56,343
YEG              Credit Suisse Trust - Emerging Growth Portfolio                                                25,223
YSC              Credit Suisse Trust - Small Cap Growth Portfolio                                              114,035
                    (previously Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio)

SUBACCOUNT       INVESTMENT                                                                                  PURCHASES
----------------------------------------------------------------------------------------------------------------------
YGC              Fidelity VIP Growth & Income Portfolio (Service Class)                                    $1,066,942
YMP              Fidelity VIP Mid Cap Portfolio (Service Class)                                             1,264,014
YOS              Fidelity VIP Overseas Portfolio (Service Class)                                              181,113
YRE              FTVIPT Franklin Real Estate Fund - Class 2                                                   301,591
YSV              FTVIPT Franklin Small Cap Securities Fund - Class 2                                          157,433
                    (previously FTVIPT Franklin Value Securities Fund - Class 2)
YIF              FTVIPT Templeton Foreign Securities Fund - Class 2                                           250,297
                    (previously FTVIPT Templeton International Securities Fund - Class 2)
YIS              FTVIPT Templeton International Smaller Companies Fund - Class 2                               84,461
YSE              Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                             109,025
YUE              Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                  151,398
YMC              Goldman Sachs VIT Mid Cap Value Fund                                                         626,900
YAG              Janus Aspen Series Aggressive Growth Portfolio: Service Shares                               222,244
YGT              Janus Aspen Series Global Technology Portfolio: Service Shares                               106,850
YIG              Janus Aspen Series International Growth Portfolio: Service Shares                            674,278
YIP              Lazard Retirement International Equity Portfolio                                             215,674
YGW              MFS(R) Investors Growth Stock Series - Service Class                                         703,352
YDS              MFS(R) New Discovery Series - Service Class                                                  593,822
YPH              Putnam VT High Yield Fund - Class IB Shares                                                  165,927
YIO              Putnam VT International New Opportunities Fund - Class IB Shares                             214,555
YNO              Putnam VT New Opportunities Fund - Class IA Shares                                         6,858,700
YVS              Putnam VT Vista Fund - Class IB Shares                                                       278,444
YMI              Royce Micro-Cap Portfolio                                                                    791,335
YVA              Third Avenue Value Portfolio                                                               1,353,037
YIC              Wanger International Small Cap                                                               142,794
YSP              Wanger U.S. Smaller Companies                                                                271,319
                    (previously Wanger U.S. Small Cap)
Y04              2004 Trust                                                                                   232,921
---------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                         YEQ       YEI       YGS      YIN       YIT       YMA       YMM       YBC     YBD      YCR
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $5.50     $1.02     $2.44    $2.49     $2.16     $4.18     $1.78     $0.96   $1.02    $0.86
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $3.74     $1.03     $2.57    $2.67     $1.54     $3.35     $1.83     $0.79   $1.08    $0.70
Units (000s)                          14,771        27       332    2,394     8,458    10,735     1,816        44     738       20
Net assets (000s)                    $55,172       $28      $853   $6,389   $13,039   $35,923    $3,329       $35    $795      $14
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                    0.13%     1.13%     5.10%    6.16%     0.93%     1.89%     3.73%     0.64%   6.26%    0.77%
Expense ratio(2)                        0.90%     0.90%     0.90%    0.90%     0.90%     0.90%     0.90%     0.90%   0.90%    0.90%
Total return(3)                       (32.00%)    0.98%     5.33%    7.23%   (28.70%)  (19.86%)    2.81%   (17.71%)  5.88%  (18.60%)
------------------------------------------------------------------------------------------------------------------------------------
                                         YCM       YDE       YEM      YEX       YFI       YGB       YGR       YIE     YMF      YND
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $1.00     $1.02     $0.93    $0.96     $1.02     $1.06     $0.89     $0.76   $0.93     $0.90
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $1.02     $1.03     $0.91    $0.99     $1.06     $1.06     $0.61     $0.54   $0.82     $0.74
Units (000s)                             532       662        14      373       138        88       206        27     131     2,895
Net assets (000s)                       $544      $680       $13     $370      $146       $93      $126       $15    $108    $2,151
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                    2.70%     1.41%     0.02%   10.77%     4.36%     5.83%       --      1.51%   2.56%    0.34%
Expense ratio(2)                        0.90%     0.90%     0.90%    0.90%     0.90%     0.90%     0.90%     0.90%   0.90%    0.90%
Total return(3)                         2.00%     0.98%    (2.15%)   3.13%     3.92%     0.00%   (31.46%)  (28.95%)(11.83%) (17.78%)
------------------------------------------------------------------------------------------------------------------------------------
                                         YIV       YSM       YSA      YCA       YCD       YGI       YIR       YVL     YSB      YEG
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $0.96     $0.98     $0.58    $0.89     $1.01     $1.78     $1.00     $1.07   $0.93    $0.96
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $0.83     $0.91     $0.38    $0.68     $0.92     $1.36     $0.71     $1.20   $0.86    $0.80
Units (000s)                           1,027       115       317       90       143    16,462       419       964      56       30
Net assets (000s)                       $857      $104      $121      $61      $131   $22,399      $295    $1,159     $48      $24
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                    1.14%       --      0.30%      --        --      0.05%       --        --   10.97%      --
Expense ratio(2)                        0.90%     0.90%     0.90%    0.90%     0.90%     0.90%     0.90%     0.90%   0.90%    0.90%
Total return(3)                       (13.54%)   (7.14%)  (34.48%) (23.60%)   (8.91%)  (23.60%)  (29.00%)   12.15%  (7.53%) (16.67%)
------------------------------------------------------------------------------------------------------------------------------------
                                        YSC       YGC       YMP      YOS       YRE       YSV       YIF       YIS     YSE      YUE
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $0.76     $0.99     $1.04    $0.96     $1.08     $1.08     $1.03     $1.00   $0.99    $0.95
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $0.63     $0.89     $0.99    $0.75     $1.16     $1.22     $0.86     $0.97   $1.02    $0.83
Units (000s)                             183     1,119     1,326      222       267       131       262        69     100      167
Net assets (000s)                       $115      $998    $1,315     $167      $309      $159      $225       $67    $103     $138
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                      --      0.21%       --     0.14%     1.84%     0.14%     1.11%     2.48%   0.78%    1.15%
Expense ratio(2)                        0.90%     0.90%     0.90%    0.90%     0.90%     0.90%     0.90%     0.90%   0.90%    0.90%
Total return(3)                       (17.11%)  (10.10%)   (4.81%) (21.88%)    7.41%    12.96%   (16.50%)   (3.00%)  3.03%  (12.63%)
------------------------------------------------------------------------------------------------------------------------------------

                                         YMC       YAG       YGT      YIG       YIP       YGW       YDS       YPH     YIO      YNO
                                     -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $1.07     $0.85     $0.85    $0.94     $0.99     $0.95     $0.98     $0.98   $0.93    $1.81
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $1.19     $0.51     $0.53    $0.71     $0.75     $0.71     $0.92     $1.01   $0.66    $1.26
Units (000s)                             468       373       165      905       244       923       659       154     284   13,900
Net assets (000s)                       $558      $191       $87     $644      $182      $656      $605      $155    $186  $17,448
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                    1.99%       --      0.77%    0.78%     0.01%     0.02%       --      2.62%     --       --
Expense ratio(2)                        0.90%     0.90%     0.90%    0.90%     0.90%     0.90%     0.90%     0.90%   0.90%    0.90%
Total return(3)                        11.21%   (40.00%)  (37.65%) (24.47%)  (24.24%)  (25.26%)   (6.12%)    3.06% (29.03%) (30.39%)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                YVS       YMI       YVA       YIC     YSP       Y04
                                                                           --------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                       $0.92     $1.01     $1.10     $0.90   $1.05     $3.56
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                       $0.60     $1.30     $1.24     $0.70   $1.15     $3.81
Units (000s)                                                                    385       583     1,131       180     239       233
Net assets (000s)                                                              $233      $761    $1,397      $126    $276      $886
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                             --        --      0.15%       --    0.01%       --
Expense ratio(2)                                                               0.90%     0.90%     0.90%     0.90%   0.90%     0.90%
Total return(3)                                                              (34.78%)   28.71%    12.73%   (22.22%)  9.52%     7.02%
------------------------------------------------------------------------------------------------------------------------------------

----------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEQ (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $5.50    $7.37    $4.11    $3.80    $3.17    $2.66   $1.94   $1.91   $1.70  $1.63
Accumulation unit value at end of period          $3.74    $5.50    $7.37    $4.11    $3.80    $3.17   $2.66   $1.94   $1.91  $1.70
Number of accumulation units outstanding
at end of period (000 omitted)                   14,771   14,764   14,139   13,469   11,924   10,219   7,545   6,265   4,382  2,916
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEI(1),(2) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)
Accumulation unit value at beginning of period    $1.02    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $1.03    $1.02       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       27       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGS (INVESTING IN SHARES OF IDS LIFE SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit value at beginning of period    $2.44    $2.20    $2.26     $2.11   $1.96    $1.94   $1.66   $1.76   $1.58  $1.50
Accumulation unit value at end of period          $2.57    $2.44    $2.20     $2.26   $2.11    $1.96   $1.94   $1.66   $1.76  $1.58
Number of accumulation units outstanding
at end of period (000 omitted)                      332      253      283      300      256      295     301     284     244    159
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIN (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INCOME PORTFOLIO)
Accumulation unit value at beginning of period    $2.49    $2.35    $2.37    $2.26    $2.11    $2.06   $1.72   $1.81   $1.59  $1.47
Accumulation unit value at end of period          $2.67    $2.49    $2.35    $2.37    $2.26    $2.11   $2.06   $1.72   $1.81  $1.59
Number of accumulation units outstanding
at end of period (000 omitted)                    2,394    2,373    2,493    2,466    2,184    2,032   1,614   1,408   1,308    744
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIT(3) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $2.16    $2.87    $2.11    $1.75    $1.66    $1.36   $0.98   $1.00      --     --
Accumulation unit value at end of period          $1.54    $2.16    $2.87    $2.11    $1.75    $1.66   $1.36   $0.98      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    8,458    8,454    7,011    6,173    4,820    2,922     759     130      --     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMA (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MANAGED PORTFOLIO)
Accumulation unit value at beginning of period    $4.18    $4.90    $3.97    $3.50    $2.99    $2.64   $2.24   $2.24   $1.89  $1.73
Accumulation unit value at end of period          $3.35    $4.18    $4.90    $3.97    $3.50    $2.99   $2.64   $2.24   $2.24  $1.89
Number of accumulation units outstanding
at end of period (000 omitted)                   10,735   10,576   10,457    9,923    9,079    8,043   6,737   6,000   4,308  2,720
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMM (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MONEY MARKET PORTFOLIO)
Accumulation unit value at beginning of period    $1.78    $1.69    $1.63    $1.57    $1.52    $1.46   $1.39   $1.35   $1.33  $1.29
Accumulation unit value at end of period          $1.83    $1.78    $1.69    $1.63    $1.57    $1.52   $1.46   $1.39   $1.35  $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                    1,816    1,571    1,337    1,055      735      605     352     196     193    147
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YBC(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period    $0.96    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $0.79    $0.96       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       44       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YBD(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period    $1.02    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $1.08    $1.02       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                      738       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCR(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period    $0.86    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $0.70    $0.86       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                       20       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCM(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period    $1.00    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.02    $1.00       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      532       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YDE(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period    $1.02    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.03    $1.02       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      662       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEM(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period    $0.93    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.91    $0.93       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       14       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEX(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period    $0.96    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.99    $0.96       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      373       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YFI(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period    $1.02    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.06    $1.02       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      138       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGB(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period    $1.06    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.06    $1.06       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                     88         --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGR(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period    $0.89    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.61    $0.89       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      206       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIE(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period    $0.76    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.54    $0.76       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       27       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMF(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period    $0.93    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.82    $0.93       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      131       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YND(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period    $0.90    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $0.74    $0.90       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,895       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIV(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period    $0.96    $1.00       --       --       --       --      --      --      --     --
Accumulation unit value at end of period          $0.83    $0.96       --       --       --       --      --      --      --     --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,027       --       --       --       --       --      --      --      --     --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSM(1),(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period    $0.98    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.91    $0.98       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      115       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSA(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period    $0.58    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.38    $0.58       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      317       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCA(1),(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period    $0.89    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.68    $0.89       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       90       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YCD(1),(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period    $1.01    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.92    $1.01       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      143       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGI(4) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND, SERIES I)
Accumulation unit value at beginning of period    $1.78    $2.10    $1.58    $1.25    $1.00    $1.00      --      --      --      --
Accumulation unit value at end of period          $1.36    $1.78    $2.10    $1.58    $1.25    $1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   16,462   15,193   11,739    6,206    2,465      148      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIR(1)(2) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INTERNATIONAL)
Accumulation unit value at beginning of period    $1.00    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.71    $1.00       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      419       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVL(1)(2) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period    $1.07    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.20    $1.07       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      964       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSB(1),(2) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period    $0.93    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.86    $0.93       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       56       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YEG(1),(2) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period    $0.96    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.80    $0.96       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       30       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSC(1),(2) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period    $0.76    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.63    $0.76       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      183       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGC(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period    $0.99    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.89    $0.99       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,119       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMP(1),(2) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period    $1.04    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.99    $1.04       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,326       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YOS(1),(2) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period    $0.96    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.75    $0.96       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      222       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YRE(1),(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND -
CLASS 2)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.16    $1.08       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      267       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSV(1),(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.08    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.22    $1.08       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      131       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIF(1),(2),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.03    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.86    $1.03       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      262       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIS(1),(2),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.00    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.97    $1.00       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       69       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSE(1),(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period    $0.99    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.02    $0.99       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      100       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YUE(1),(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period    $0.95    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.83    $0.95       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      167       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMC(1),(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.07    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.19    $1.07       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      468       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YAG(1),(2) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $0.85    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.51    $0.85       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      373       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGT(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $0.85    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.53    $0.85       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      165       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIG(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $0.94    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.71    $0.94       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      905       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIP(1),(2) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $0.99    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.75    $0.99       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      244       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YGW(1),(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period    $0.95    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.71    $0.95       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      923       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YDS(1),(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period    $0.98    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.92    $0.98       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      659       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YPH(1),(2) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period    $0.98    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.01    $0.98       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      154       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIO(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period    $0.93    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.66    $0.93       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      284       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YNO(4) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period    $1.81    $2.47    $1.47    $1.19    $0.98    $1.00      --      --      --      --
Accumulation unit value at end of period          $1.26    $1.81    $2.47    $1.47    $1.19    $0.98      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   13,900   12,743    9,520    5,472    2,226       84      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVS(1),(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
SHARES)
Accumulation unit value at beginning of period    $0.92    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.60    $0.92       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      385       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YMI(1),(2) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period    $1.01    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.30    $1.01       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      583       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YVA(1),(2) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period    $1.10    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.24    $1.10       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,131       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YIC(1),(2) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period    $0.90    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $0.70    $0.90       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      180       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                2001     2000     1999     1998     1997     1996    1995    1994    1993   1992
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT YSP(1),(2) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period    $1.05    $1.00       --       --       --       --      --      --      --      --
Accumulation unit value at end of period          $1.15    $1.05       --       --       --       --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      239       --       --       --       --       --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y04 (INVESTING IN SHARES OF 2004 TRUST)
Accumulation unit value at beginning of period    $3.56    $3.19    $3.29    $3.01    $2.71    $2.79   $2.16   $2.41   $2.00   $1.85
Accumulation unit value at end of period          $3.81    $3.56    $3.19    $3.29    $3.01    $2.71   $2.79   $2.16   $2.41   $2.00
Number of accumulation units outstanding
at end of period (000 omitted)                      233      193      210      229      258      291     279     248     207     183
------------------------------------------------------------------------------------------------------------------------------------

----------------

(1)Operations commenced on Nov. 13, 2000.
(2)The subaccount had no activity as of Dec. 31, 2000.
(3)Operations commenced on Oct. 28, 1994.
(4)Operations commenced on Nov. 22, 1996.
(5)FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG  LLP


Minneapolis, Minnesota
January 28, 2002

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $404,427)                             $       --    $  405,816
      Available-for-sale, at fair value (amortized cost: 2001, $1,030,059; 2000, $554,452)          1,037,153       538,438
   Common stocks                                                                                          179         1,286
   Mortgage loans on real estate                                                                      124,705       144,121
   Policy loans                                                                                        31,273        30,894
                                                                                                       ------        ------
      Total investments                                                                             1,193,310     1,120,555
Cash and cash equivalents                                                                              17,365        39,213
Amounts recoverable from reinsurers                                                                    15,901        10,210
Amounts due from brokers                                                                                   --           877
Accounts receivable                                                                                     2,105         2,249
Premiums due                                                                                              395           344
Accrued investment income                                                                              15,976        18,546
Deferred policy acquisition costs                                                                     155,996       146,036
Other assets                                                                                            4,793           727
Separate account assets                                                                             1,418,527     1,667,031
                                                                                                    ---------     ---------
Total assets                                                                                       $2,824,368    $3,005,788
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  776,490    $  770,774
      Universal life-type insurance                                                                   164,258       160,301
      Traditional life, disability income and long-term care insurance                                 87,898        76,097
   Policy claims and other policyholders' funds                                                         6,804         2,943
   Amounts due to brokers                                                                              31,487            --
   Deferred income taxes, net                                                                           3,782           516
   Other liabilities                                                                                   18,659        18,591
   Separate account liabilities                                                                     1,418,527     1,667,031
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,507,905     2,696,253
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income (loss):
      Net unrealized securities gain (loss)                                                             4,588       (10,324)
   Retained earnings                                                                                  260,875       268,859
                                                                                                      -------       -------
      Total stockholder's equity                                                                      316,463       309,535
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,824,368    $3,005,788
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2001            2000          1999
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,566       $ 18,196      $ 15,613
Contractholder charges                                                                  27,179         24,101        22,502
Mortality and expense risk fees                                                         16,182         20,449        17,019
Net investment income                                                                   79,172         91,491        95,514
Net realized (losses) gains on investments                                             (26,426)           839         1,386
                                                                                       -------            ---         -----
      Total revenues                                                                   116,673        155,076       152,034
                                                                                       -------        -------       -------

Benefits and Expenses Death and other benefits:
   Traditional life, disability income and long-term care insurance                      6,282          5,510         5,579
   Universal life-type insurance and investment contracts                               11,669          4,724         6,313
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        7,776          8,371         6,098
Interest credited on universal life-type insurance and investment contracts             48,064         47,715        50,767
Amortization of deferred policy acquisition costs                                       16,253         14,680        15,283
Other insurance and operating expenses                                                  13,928         11,670        10,429
                                                                                        ------         ------        ------
      Total benefits and expenses                                                      103,972         92,670        94,469
                                                                                       -------         ------        ------
Income before income taxes                                                              12,701         62,406        57,565
Income taxes                                                                             4,685         22,323        19,241
                                                                                         -----         ------        ------
Net income                                                                            $  8,016       $ 40,083      $ 38,324
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                               Accumulated
                                                                                                  other
                                                                                Additional    comprehensive                Total
                                                                    Capital       paid-in    income (loss),  Retained  stockholder's
For the three years ended December 31, 2001 (In thousands)           stock        capital      net of tax    earnings     equity
Balance, January 1, 1999                                             $2,000      $49,000        $ 11,014      $217,452     $279,466
Comprehensive income:
   Net income                                                            --           --              --        38,324       38,324
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $737 and income
      taxes of $13,537                                                   --           --         (25,140)           --      (25,140)
   Reclassification adjustment for losses included in net income,
      net of income tax of $452                                          --           --            (840)           --         (840)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive loss                                              --           --         (25,980)           --      (25,980)
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      12,344
Cash dividends                                                           --           --              --       (12,000)     (12,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 1999                                            2,000       49,000         (14,966)      243,776      279,810
Comprehensive income:
   Net income                                                            --           --              --        40,083       40,083
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($137) and
      income taxes of ($3,038)                                           --           --           5,641            --        5,641
   Reclassification adjustment for gains included in net income,
      net of income tax of $537                                          --           --            (999)           --         (999)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --           4,642            --        4,642
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      44,725
Cash dividends                                                           --           --              --       (15,000)     (15,000)
                                                                      -----       ------         -------       -------      -------

Balance, December 31, 2000                                            2,000       49,000         (10,324)      268,859      309,535
Comprehensive income:
   Net income                                                            --           --              --         8,016        8,016
   Cumulative effect of adopting SFAS No 133, net of
      income tax benefit of $486                                         --           --            (903)           --         (903)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($416) and
      income taxes of ($16,188)                                          --           --          30,065            --       30,065
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $7,673                                --           --         (14,250)           --      (14,250)
                                                                      -----       ------         -------       -------      -------
   Other comprehensive income                                            --           --          14,912            --       14,912
                                                                      -----       ------         -------       -------      -------
   Comprehensive income                                                                                                      22,928
Cash dividends                                                           --           --              --       (16,000)     (16,000)
                                                                      -----       ------         -------       -------      -------
Balance, December 31, 2001                                           $2,000      $49,000       $   4,588      $260,875     $316,463
                                                                     ======      =======       =========      ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999

Cash flows from operating activities
Net income                                                                           $   8,016      $  40,083     $  38,324
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                          (2,781)        (3,556)       (3,063)
      Repayment                                                                          3,167          2,953         2,826
   Change in accrued investment income                                                   2,570           (181)        1,528
   Change in amounts recoverable from reinsurers                                        (5,691)        (3,296)       (2,837)
   Change in premiums due                                                                  (51)          (145)            5
   Change in accounts receivable                                                           144         (1,682)          275
   Change in other assets                                                               (4,203)           133           319
   Change in deferred policy acquisition costs, net                                    (10,376)        (9,944)       (6,015)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    11,801         11,819         8,368
   Change in policy claims and other policyholder's funds                                3,861            360          (522)
   Deferred income tax (benefit) provision                                              (4,763)         1,898         2,196
   Change in other liabilities                                                              68         (2,844)       (3,513)
   Amortization of premium (accretion of discount), net                                  3,477          1,353        (1,794)
   Net realized losses (gains) on investments                                           26,426           (839)       (1,386)
   Contractholder charges, non-cash                                                    (12,632)        (9,232)       (9,875)
   Other, net                                                                             (599)        (1,826)        1,859
                                                                                          ----         ------         -----
      Net cash provided by operating activities                                         18,434         25,054        26,695
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)           --
   Maturities, sinking fund payments and calls                                              --         31,178        37,852
   Sales                                                                                    --             --           790
Available-for-sale securities:
   Purchases                                                                          (429,487)      (100,905)     (155,690)
   Maturities, sinking fund payments and calls                                         117,961         34,202        50,515
   Sales                                                                               214,426         91,946        89,683
Other investments, excluding policy loans:
   Purchases                                                                              (309)            --        (3,598)
   Sales                                                                                19,223         10,838        16,671
Change in amounts due from brokers                                                         877           (877)           --
Change in amounts due to brokers                                                        31,487             --        (4,507)
                                                                                        ------         ------        ------
   Net cash (used in) provided by investing activities                                 (45,822)        61,895        31,716
                                                                                       -------         ------        ------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                              56,228         51,419        68,978
   Surrenders and death benefits                                                       (81,988)      (137,239)     (159,161)
   Interest credited to account balances                                                48,064         47,715        50,767
Universal life-type insurance policy loans:
   Issuance                                                                             (4,308)        (6,847)       (5,057)
   Repayment                                                                             3,544          4,085         3,186
Cash dividends                                                                         (16,000)       (15,000)      (12,000)
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                   5,540        (55,867)      (53,287)
                                                                                         -----        -------       -------
Net (decrease) increase in cash and cash equivalents                                   (21,848)        31,082         5,124
Cash and cash equivalents at beginning of year                                          39,213          8,131         3,007
                                                                                        ------          -----         -----
Cash and cash equivalents at end of year                                             $  17,365      $  39,213     $   8,131
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $   5,408      $  21,427     $  20,670
   Interest on borrowings                                                                   35             80           124

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for deferred annuities are amortized using the interest method. The costs for universal life and variable universal life insurance are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for universal life and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $      433       $    35        $    11    $      457
   Corporate bonds and obligations                                       688,952        17,292         12,149       694,095
   Mortgage-backed securities                                            340,674         4,804          2,877       342,601
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                       $1,030,059       $22,131        $15,037    $1,037,153
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $       76       $   103        $    --    $      179
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:
                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $   92,755    $   94,496
Due from one to five years                                 164,837       171,497
Due from five to ten years                                 321,846       323,561
Due in more than ten years                                 109,947       104,998
Mortgage-backed securities                                 340,674       342,601
                                                           -------       -------
Total                                                   $1,030,059    $1,037,153
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                         Gross          Gross
                                                                        Amortized      unrealized     unrealized      Fair
Held-to-maturity                                                          cost            gains         losses        value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,299        $   40         $   25      $  2,314
   Corporate bonds and obligations                                       363,322         8,013          9,667       361,668
   Mortgage-backed securities                                             40,195           263             13        40,445
                                                                          ------           ---             --        ------
Total fixed maturity securities                                         $405,816        $8,316         $9,705      $404,427
                                                                        ========        ======         ======      ========

                                                                                          Gross         Gross
                                                                         Amortized     unrealized    unrealized        Fair
Available-for-sale                                                         cost           gains        losses          value
Fixed maturities:
   U.S. Government agency obligations                                   $  2,053        $  185        $    --      $  2,238
   State and municipal obligations                                           105             2             --           107
   Corporate bonds and obligations                                       373,603         6,447         22,462       357,588
   Mortgage-backed securities                                            178,691         2,396          2,582       178,505
                                                                         -------         -----          -----       -------
Total fixed maturity securities                                         $554,452        $9,030        $25,044      $538,438
                                                                        ========        ======        =======      ========
Common stocks                                                           $  1,571        $   --        $   285      $  1,286
                                                                        ========        ======        =======      ========

At December 31, 2001, bonds carried at $300 were on deposit with the state of New York as required by law.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 87 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $129 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $  374,228      $223,368
Aaa/AA                                                         --         3,000
Aa/AA                                                      17,727        16,084
Aa/A                                                       22,258        26,649
A/A                                                       157,143       147,290
A/BBB                                                      56,340        48,993
Baa/BBB                                                   340,542       338,430
Baa/BB                                                     12,795        17,670
Below investment grade                                     49,026       138,784
                                                           ------       -------
Total                                                  $1,030,059      $960,268
                                                       ==========      ========

At December 31, 2001, approximately 91 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturity securities classified as held-to-maturity were sold with amortized cost of $nil and $790, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,457 and $27,383, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $7,197 and ($16,299), respectively, with the $23,496 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $7,141. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $40,706.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $24,110 of these losses are included in Net realized (losses) gains on investments and approximately $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $2,921. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 10 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2001        December 31, 2000
                           On balance       Funding    On balance     Funding
Region                        sheet       commitments     sheet     commitments
West North Central          $ 15,978         $--       $ 19,409        $--
East North Central            21,337          --         24,249         --
South Atlantic                22,402          --         27,926         --
Middle Atlantic               14,362          --         16,937         --
Pacific                        6,466          18          6,614         --
Mountain                      30,522          --         34,475         --
New England                    7,354          --          7,564         --
East South Central             7,089          --          7,250         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

                                December 31, 2001         December 31, 2000
                           On balance       Funding    On balance     Funding
Property type                 sheet       commitments     sheet     commitments
Apartments                  $ 40,395         $18       $ 49,180        $--
Department/retail stores      41,102          --         45,917         --
Office buildings              18,754          --         21,144         --
Industrial buildings          14,218          --         16,169         --
Nursing/retirement             4,178          --          4,954         --
Medical buildings              6,863          --          7,060         --
                               -----         ---          -----        ---
                             125,510          18        144,424         --
Less reserves for losses         805          --            303         --
                               -----         ---          -----        ---
Total                       $124,705         $18       $144,121        $--
                            ========         ===       ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The Company recognized $nil, $nil and $2 of interest income related to impaired mortgage loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                             2001          2000          1999
Balance, January 1                          $303         $1,200        $1,500
Provision for mortgage loan losses           502           (897)         (300)
                                             ---           ----          ----
Balance, December 31                        $805         $  303        $1,200
                                            ====         ======        ======

Sources of investment income and realized (losses) gains on investments
Net investment income for the years ended December 31 is summarized as follows:

                                            2001          2000           1999
Interest on fixed maturities             $69,566        $76,859       $78,342
Interest on mortgage loans                10,682         11,954        12,895
Interest on cash equivalents                  99          1,069           350
Other                                       (999)         2,333         4,764
                                            ----          -----         -----
                                          79,348         92,215        96,351
Less investment expenses                     176            724           837
                                             ---            ---           ---
Total                                    $79,172        $91,491       $95,514
                                         =======        =======       =======

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                            2001           2000          1999
Available-for-sale securities           $(25,925)         $ (57)       $1,086
Mortgage loans on real estate               (501)           896           300
                                            ----            ---           ---
Total                                   $(26,426)          $839        $1,386
                                        ========           ====        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:
                                            2001          2000           1999
Federal income taxes:
Current                                  $ 8,098        $19,245       $16,426
Deferred                                  (4,763)         1,898         2,196
                                          ------          -----         -----
                                           3,335         21,143        18,622
State income taxes-current                 1,350          1,180           619
                                           -----          -----           ---
Income tax expense                       $ 4,685        $22,323       $19,241
                                         =======        =======       =======

Income tax expense (benefit) differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                                  2001                     2000                   1999
                                                           Provision    Rate        Provision    Rate     Provision  Rate
Federal income taxes based on the statutory rate            $4,445      35.0%       $21,842      35.0%    $20,148     35.0%
Tax-excluded interest and dividend income                     (258)     (2.0)          (207)     (0.3)       (509)    (0.9)
State tax, net of federal benefit                              878       6.9            767       1.2         402      0.7
Other, net                                                    (380)     (3.0)           (79)     (0.1)       (800)    (1.4)
                                                              ----      ----            ---      ----        ----     ----
Total income taxes                                          $4,685      36.9%       $22,323      35.8%    $19,241     33.4%
                                                            ======      ====        =======      ====     =======     ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                          2001           2000
Deferred income tax assets:
   Policy reserves                                      $26,912       $28,469
   Investments                                           10,431         6,395
   Other                                                  4,742         4,738
                                                          -----         -----
Total deferred income tax assets                         42,085        39,602
                                                         ------        ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                     43,393        40,118
   Investments                                            2,474            --
                                                          -----        ------
Total deferred income tax liabilities                    45,867        40,118
                                                         ------        ------
Net deferred income tax liabilities                     $ 3,782       $   516
                                                        =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $151,649 and $166,503 as of December 31, 2001 and 2000, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $26, $23 and $27 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $48, $106 and $218, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2001, 2000 and 1999, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $975 and $1,446, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2001, 2000 and 1999 were $nil, $nil and $96, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $19,919, $17,108 and $13,042 , for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,814 payable to and $907 receivable from, respectively, IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

At December 31, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,534,603 and $5,974,025 respectively, of which $675,563 and $332,556 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $nil, $150 and $150 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $1,700 and $nil in 2001, 2000 and 1999, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,608, $3,125 and $2,873 for the years ended December 31, 2001, 2000 and 1999, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $924, $473 and $473 for the years ended December 31, 2001, 2000 and 1999, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $186,119 and $210,666 at December 31, 2001 and 2000, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2001, 2000 and 1999, and an increase in liabilities for future policy benefits of $4,301 related to this agreement for the year ended December 31, 2001. As of December 31, 2000 and 1999, there were decreases in liabilities for future policy benefits of $1,334 and $1,277, respectively.

At December 31, 2001, the Company had $18 of commitments to fund mortgage loans. There were no such commitments at December 31, 2000 (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 2001                         2000
                                                                        Carrying         Fair        Carrying         Fair
Financial Assets                                                          value          value         value          value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  405,816    $  404,427
   Available-for-sale securities                                       1,037,153     1,037,153        538,438       538,438
Common stocks                                                                179           179          1,286         1,286
Mortgage loans on real estate                                            124,705       130,920        144,121       148,119
Cash and cash equivalents                                                 17,365        17,365         39,213        39,213
Separate account assets                                                1,418,527     1,418,527      1,667,031     1,667,031
                                                                       ---------     ---------      ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                            $  679,593    $  662,166     $  679,446    $  660,663
Separate account liabilities                                           1,244,282     1,201,652      1,461,266     1,411,203
                                                                       ---------     ---------      ---------     ---------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $91,143 and $85,154 , respectively, and policy loans of $5,754 and $6,174, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $174,245 and $205,765, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                          2001          2000          1999
Net income, per accompanying financial statements                                      $ 8,016        $40,083       $38,324
Deferred policy acquisition costs                                                       (9,584)        (9,406)       (6,015)
Adjustments of future policy benefit liabilities                                        (3,064)        (1,657)       (4,615)
Deferred income tax (benefit) expense                                                   (4,763)         1,898         2,196
Provision (reduction) for losses on investments                                         (1,314)           817          (161)
Interest maintenance reserves gain/loss transfer and amortization                        5,797           (126)         (154)
Adjustment to separate account reserves                                                 (3,636)          (408)        5,498
Other, net                                                                                 552            486           766
                                                                                           ---            ---           ---
Statutory-basis net (loss) income                                                      $(7,996)       $31,687       $35,839
                                                                                       =======        =======       =======

                                                                                          2001          2000          1999
Stockholder's equity, per accompanying financial statements                          $ 316,463      $ 309,535     $ 279,810
Deferred policy acquisition costs                                                     (155,996)      (146,035)     (136,229)
Adjustments of future policy benefit liabilities                                         6,165          4,609         2,845
Deferred income tax liabilities (assets)                                                 3,782            516        (3,881)
Asset valuation reserve                                                                (11,195)       (16,421)      (16,164)
Adjustments of separate account liabilities                                             57,677         61,313        61,721
Adjustments of investments to amortized cost                                            (7,094)        17,467        23,440
Premiums due, deferred and in advance                                                    1,383          1,433         1,485
Deferred revenue liability                                                               5,102          4,100         3,021
Reserves for mortgage loan losses                                                          805            304         1,200
Non-admitted assets                                                                     (2,772)        (6,067)         (421)
Interest maintenance reserve                                                             2,515         (3,282)       (3,155)
Other, net                                                                             (12,911)        (8,683)       (5,416)
                                                                                       -------         ------        ------
Statutory-basis capital and surplus                                                  $ 203,924      $ 218,789     $ 208,256
                                                                                     =========      =========     =========

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

VARIABLE UNIVERSAL LIFE POLICY - NEW YORK

PROSPECTUSES FOR:

- Flexible Premium Variable Life Insurance Policy issued by IDS Life Insurance Company of New York

- The Shearson Lehman Brothers Fund of Stripped ("Zero Coupon") U.S. Treasury Securities Fund, Series A sponsored by Salomon Smith Barney Inc.

S-6171 AD (5/02)

(REG2)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company of New York provide that:

         To the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or Officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940.

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 21 TO
                      REGISTRATION STATEMENT NO. 33-15290

This Post-Effective Amendment No. 21 to Registration Statement No. 33-15290 comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 108 pages.

     The undertakings to file reports.

     The signatures.

     The following exhibits:

1    A.        Copies of all exhibits  required by  paragraph A of  instructions for Exhibits in Form N-8B-2 to the Registration Statement.

       (1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed electronically as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       (2)     Not applicable.

       (3)(a)      Not applicable.

          (b)i)      Explanation   of   New   York   Sales  Agreements,   filed
                     electronically as Exhibit 1.A.(3)(b)(i) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             ii) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(ii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             iii) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York, filed electronically as
                     Exhibit 1.A.(3)(b)(iii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             iv) Form of "Field Trainer's" Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(iv) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             v) Form of District Manager's Rider to Personal Financial Planner's Agreement, filed electronically as Exhibit 1.A.(3)(b)(v) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             vi)     Form of  "New  York  District  Manager-Insurance"  Rider to
                     Personal   Financial  Planner's   Agreement,   filed
                     electronically as Exhibit 1.A.(3)(b)(vi) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             vii) Form of Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(vii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

             viii) Form of "New York Division Manager-Insurance" Rider to Division Manager's Agreement with IDS Financial Services Inc., filed electronically as Exhibit 1.A.(3)(b)(viii) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

          (c) Flexible Premium Variable Life Insurance Compensation: IDS Life of New York, filed electronically as Exhibit 1.A.(3)(c) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       (4)          Not applicable.

       (5) Flexible Premium Variable Life Insurance Policy, dated April 1, 1987, filed electronically as Exhibit 1.A.(5) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       (6)(a) Certificate of Amendment of the Certificate of Incorporation of IDS Life Insurance Company of New York, filed electronically as Exhibit 1.A.(6)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

          (b) Amended Bylaws of IDS Life Insurance Company of New York, dated May 1992, filed electronically as Exhibit 1.A.(6)(b) to Post-Effective Amendment No. 12, File No. 33-15290 is incorporated herein by reference.

       (7)          Not applicable.

       8.1 Investment Management and Services Agreement between IDS Life Insurance Company and IDS Life Series Fund, Inc., dated December 17, 1985, filed electronically as Exhibit 1.A.(8)(a) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       8.2 Investment Advisory Agreement between IDS Life Insurance Company (IDS Life) and IDS/American Express Inc. (IDS), dated July 11, 1984, filed electronically as Exhibit 1.A.(8)(b) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       8.3 Reference Trust Indenture among Shearson Lehman Brothers Inc., the Bank of New York and Standard & Poor's Corporation, dated August 4, 1986, filed electronically as
                   Exhibit   1.A.(8)(c)  to   Registrant's   Form  N-8B-2  with
                   Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       8.4 Standard Terms and Conditions of Trust, effective August 4, 1986, filed electronically as Exhibit 1.A.(8)(d) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       8.5 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

       8.6 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

       8.7 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.8(a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors
                   Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

       8.8(b)      Copy  of  Amendment   dated  December  10,  2001  to
                   Participation Agreement between IDS Life Insurance Company of New York and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated October 7, 1996, filed electronically as Exhibit 8.4(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(a)      Copy  of  Participation   Agreement  among  Variable
                   Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                   Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(b)      Copy  of  Participation   Agreement  among  Variable
                   Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                   Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(c) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(d) Copy of Amendment No. 1 dated April 30, 2001 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 4 to
                   Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(e)      Copy of  Amendment  No.  2  dated  June  29,  2001 to
                   Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(e) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(f)      Copy of  Amendment  No.  2  dated  June  29,  2001 to
                   Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 4 to
                   Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(g) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.9(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company of New York, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 29, 2000, filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 4 to
                   Registration Statement No. 333-91691 is incorporated herein by reference.

       8.10 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

       8.11(a) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                   Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.11(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company of New York dated September 29, 2000, filed electronically as Exhibit 8.9(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.12(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.12(b)     Copy  of   Amendment   dated   June  29,   2001  to
                   Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company of New York dated September 29, 2000, filed electronically as
                   Exhibit 8.10(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.13(a) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

       8.14 Copy of Amendment 1 dated February 27, 2002 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company of New York dated October 7, 1996, filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       8.15 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

       (9)         None.

       (10) Application form for the Flexible Premium Variable Life Insurance Policy, filed electronically as Exhibit 1.A.(10) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

       (11) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies, filed electronically as Exhibit 1.A.(11) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

     B.(1)     Not applicable.

       (2)     Not applicable.

     C.        Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7         (a)  Written  actuarial  consent  of Mark  Gorham,  F.S.A.,  M.A.A.A.,
               Vice President  -  Insurance   Product   Development  is  filed
               electronically herewith.

          (b)  Written   auditor   consent   of  Ernst  &  Young  LLP  is  filed
               electronically herewith.

          (c) Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001, filed electronically as Exhibit 7(c) to Post-Effective Amendment No. 20 to Registration Statement No. 33-15290 is incorporated herein by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 29th day of April, 2002.


                            IDS Life of New York Account 8
                            --------------------------------------------
                                              (Registrant)


                            By IDS Life Insurance Company of New York
                              ---------------------------------------
                                              (Sponsor)


                            By /s/   Timothy V. Bechtold*
                              ---------------------------------------
                                     Timothy V. Bechtold, Director, President
                                     and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2002:

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

Signature                               Title

/s/  Edward J. Muhl*                    Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                 Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                  Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                 Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*               Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                   Vice President and Treasurer
------------------------------------
     David L. Yowan


* Signed pursuant to Power of Attorney dated April 25, 2001, is filed electronically as Exhibit No. 7(c) to Post-Effective Amendment No. 20 to Registration Statement No. 33-15290 is incorporated herein by reference.



By: /s/  Mary Ellyn Minenko
    -----------------------
         Mary Ellyn Minenko
         Counsel